Schedule of Investments (unaudited)	iShares® 10+ Year Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.0%
Interpublic Group of Companies Inc. (The)
3.38%, 03/01/41 (Call 09/01/40)	$204	$144,551
5.40%, 10/01/48 (Call 04/01/48)(a)	154	141,465
		286,016
Aerospace & Defense — 2.3%
Airbus SE, 3.95%, 04/10/47 (Call 10/10/46)(a)(b)	210	170,938
BAE Systems Holdings Inc., 4.75%, 10/07/44(a)(b)	189	169,608
BAE Systems PLC
3.00%, 09/15/50 (Call 03/15/50)(b)	369	247,285
5.80%, 10/11/41(b)	565	579,301
Boeing Co. (The)
3.25%, 02/01/35 (Call 11/01/34)	494	374,600
3.30%, 03/01/35 (Call 09/01/34)	364	269,986
3.38%, 06/15/46 (Call 12/15/45)	300	198,686
3.50%, 03/01/39 (Call 09/01/38)	177	128,416
3.50%, 03/01/45 (Call 09/01/44)	351	234,786
3.55%, 03/01/38 (Call 09/01/37)	287	212,073
3.60%, 05/01/34 (Call 02/01/34)	219	176,416
3.63%, 03/01/48 (Call 09/01/47)	325	217,783
3.65%, 03/01/47 (Call 09/01/46)	289	196,667
3.75%, 02/01/50 (Call 08/01/49)(a)	885	620,749
3.83%, 03/01/59 (Call 09/01/58)	182	118,831
3.85%, 11/01/48 (Call 05/01/48)	202	140,559
3.90%, 05/01/49 (Call 11/01/48)	429	304,124
3.95%, 08/01/59 (Call 02/01/59)	621	428,161
5.71%, 05/01/40 (Call 11/01/39)	1,708	1,627,502
5.81%, 05/01/50 (Call 11/01/49)	2,940	2,773,755
5.88%, 02/15/40	325	309,645
5.93%, 05/01/60 (Call 11/01/59)	2,063	1,914,757
6.13%, 02/15/33	188	191,130
6.63%, 02/15/38(a)	151	153,858
6.88%, 03/15/39	270	284,649
General Dynamics Corp.
2.85%, 06/01/41 (Call 12/01/40)(a)	331	251,126
3.60%, 11/15/42 (Call 05/15/42)(a)	260	218,050
4.25%, 04/01/40 (Call 10/01/39)	555	514,929
4.25%, 04/01/50 (Call 10/01/49)	546	496,823
L3Harris Technologies Inc.
4.85%, 04/27/35 (Call 10/27/34)	211	199,981
5.05%, 04/27/45 (Call 10/27/44)	199	182,220
6.15%, 12/15/40	411	429,608
Lockheed Martin Corp.
2.80%, 06/15/50 (Call 12/15/49)	411	286,216
3.60%, 03/01/35 (Call 09/01/34)(a)	250	223,331
3.80%, 03/01/45 (Call 09/01/44)	710	592,139
4.07%, 12/15/42	965	853,498
4.09%, 09/15/52 (Call 03/15/52)	774	670,547
4.15%, 06/15/53 (Call 12/15/52)	690	602,915
4.30%, 06/15/62 (Call 12/15/61)	455	392,700
4.50%, 05/15/36 (Call 11/15/35)	201	193,612
4.70%, 05/15/46 (Call 11/15/45)	797	754,740
5.70%, 11/15/54 (Call 05/15/54)	710	769,751
5.72%, 06/01/40(a)	49	52,115
5.90%, 11/15/63 (Call 05/15/63)	190	210,154
Series B, 6.15%, 09/01/36	445	491,146
Northrop Grumman Corp.
3.85%, 04/15/45 (Call 10/15/44)	333	274,258
4.03%, 10/15/47 (Call 04/15/47)	1,451	1,230,550
Security	Par (000)	Value

Aerospace & Defense (continued)
4.75%, 06/01/43(a)	$581	$546,140
5.05%, 11/15/40	254	246,974
5.15%, 05/01/40 (Call 11/01/39)	432	426,998
5.25%, 05/01/50 (Call 11/01/49)	584	589,058
Raytheon Technologies Corp.
2.82%, 09/01/51 (Call 03/01/51)	680	466,209
3.03%, 03/15/52 (Call 09/15/51)	634	444,528
3.13%, 07/01/50 (Call 01/01/50)	650	468,037
3.75%, 11/01/46 (Call 05/01/46)	630	500,508
4.05%, 05/04/47 (Call 11/04/46)	379	316,455
4.15%, 05/15/45 (Call 11/16/44)	623	532,680
4.20%, 12/15/44 (Call 06/15/44)	275	224,872
4.35%, 04/15/47 (Call 10/15/46)	575	503,115
4.45%, 11/16/38 (Call 05/16/38)	473	433,619
4.50%, 06/01/42	1,976	1,826,005
4.63%, 11/16/48 (Call 05/16/48)	1,086	995,378
4.70%, 12/15/41	235	216,300
4.80%, 12/15/43 (Call 06/15/43)	287	268,430
4.88%, 10/15/40	282	266,207
5.40%, 05/01/35	160	162,401
5.70%, 04/15/40	145	149,683
6.05%, 06/01/36(a)	340	365,532
6.13%, 07/15/38	350	378,270
		32,262,073
Agriculture — 1.3%
Altria Group Inc.
3.40%, 02/04/41 (Call 08/04/40)	974	662,902
3.70%, 02/04/51 (Call 08/04/50)	776	502,450
3.88%, 09/16/46 (Call 03/16/46)(a)	841	572,800
4.00%, 02/04/61 (Call 08/04/60)	514	341,757
4.25%, 08/09/42	577	430,225
4.45%, 05/06/50 (Call 11/06/49)	299	213,462
4.50%, 05/02/43	421	317,668
5.38%, 01/31/44(a)	909	791,960
5.80%, 02/14/39 (Call 08/14/38)(a)	1,143	1,059,652
5.95%, 02/14/49 (Call 08/14/48)	1,420	1,261,209
6.20%, 02/14/59 (Call 08/14/58)	207	194,135
Archer-Daniels-Midland Co.
2.70%, 09/15/51 (Call 03/15/51)	305	208,571
3.75%, 09/15/47 (Call 03/15/47)(a)	255	212,336
4.02%, 04/16/43	174	150,332
4.50%, 03/15/49 (Call 09/15/48)	358	333,511
4.54%, 03/26/42	436	406,255
5.38%, 09/15/35	455	472,384
5.77%, 03/01/41(a)(c)	65	67,689
BAT Capital Corp.
3.73%, 09/25/40 (Call 03/25/40)	444	312,868
3.98%, 09/25/50 (Call 03/25/50)	610	412,372
4.39%, 08/15/37 (Call 02/15/37)	1,117	879,863
4.54%, 08/15/47 (Call 02/15/47)	1,555	1,128,206
4.76%, 09/06/49 (Call 03/06/49)	540	400,063
5.28%, 04/02/50 (Call 10/02/49)(a)	350	278,656
5.65%, 03/16/52 (Call 09/16/51)	405	338,417
Cargill Inc.
3.13%, 05/25/51 (Call 11/25/50)(b)	610	429,660
3.88%, 05/23/49 (Call 11/23/48)(a)(b)	317	257,021
4.38%, 04/22/52 (Call 10/22/51)(b)	330	291,760
4.76%, 11/23/45(b)	295	269,944
Philip Morris International Inc.
3.88%, 08/21/42	646	485,565

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Agriculture (continued)
4.13%, 03/04/43	$429	$334,509
4.25%, 11/10/44	665	525,353
4.38%, 11/15/41	514	419,000
4.50%, 03/20/42	570	472,439
4.88%, 11/15/43(a)	385	331,713
6.38%, 05/16/38	838	869,965
Reynolds American Inc.
5.70%, 08/15/35 (Call 02/15/35)	532	491,135
5.85%, 08/15/45 (Call 02/15/45)	1,384	1,210,292
6.15%, 09/15/43	406	364,733
7.25%, 06/15/37(a)	281	288,777
		18,991,609
Apparel — 0.2%
NIKE Inc.
3.25%, 03/27/40 (Call 09/27/39)	692	567,830
3.38%, 11/01/46 (Call 05/01/46)	369	293,304
3.38%, 03/27/50 (Call 09/27/49)(a)	1,067	847,918
3.63%, 05/01/43 (Call 11/01/42)(a)	399	338,514
3.88%, 11/01/45 (Call 05/01/45)(a)	548	476,285
VF Corp.
6.00%, 10/15/33(a)	301	300,992
6.45%, 11/01/37	95	96,506
		2,921,349
Auto Manufacturers — 0.4%
Cummins Inc.
2.60%, 09/01/50 (Call 03/01/50)(a)	424	272,104
4.88%, 10/01/43 (Call 04/01/43)	302	288,853
General Motors Co.
5.00%, 04/01/35	199	176,056
5.15%, 04/01/38 (Call 10/01/37)	562	495,505
5.20%, 04/01/45	881	746,994
5.40%, 04/01/48 (Call 10/01/47)	487	419,506
5.95%, 04/01/49 (Call 10/01/48)(a)	681	632,843
6.25%, 10/02/43	701	675,372
6.60%, 04/01/36 (Call 10/01/35)	718	725,328
6.75%, 04/01/46 (Call 10/01/45)	607	607,174
		5,039,735
Auto Parts & Equipment — 0.1%
Aptiv PLC
3.10%, 12/01/51 (Call 06/01/51)	971	601,417
4.40%, 10/01/46 (Call 04/01/46)	150	113,430
5.40%, 03/15/49 (Call 09/15/48)(a)	140	121,417
Aptiv PLC/Aptiv Corp., 4.15%, 05/01/52 (Call 11/01/51)	585	438,862
BorgWarner Inc., 4.38%, 03/15/45 (Call 09/15/44)	260	202,780
Lear Corp.
3.55%, 01/15/52 (Call 07/15/51)	150	93,903
5.25%, 05/15/49 (Call 11/15/48)	409	342,038
		1,913,847
Banks — 7.7%
Bank of America Corp.
2.68%, 06/19/41 (Call 06/19/40),
(1 day SOFR + 1.930%)(a)(d)	2,917	2,034,880
2.83%, 10/24/51 (Call 10/24/50),
(1 day SOFR + 1.880%)(d)	712	456,064
2.97%, 07/21/52 (Call 07/21/51),
(1 day SOFR + 1.560%)(d)	1,129	742,300
3.31%, 04/22/42 (Call 04/22/41),
(1 day SOFR + 1.580%)(d)	2,052	1,553,680
Security	Par (000)	Value

Banks (continued)
3.95%, 01/23/49 (Call 01/23/48),
(3 mo. LIBOR US + 1.19%)(d)	$849	$673,144
4.08%, 04/23/40 (Call 04/23/39),
(3 mo. LIBOR US + 1.32%)(d)	939	795,093
4.08%, 03/20/51 (Call 03/20/50),
(3 mo. LIBOR US + 3.15%)(d)	3,374	2,773,705
4.24%, 04/24/38 (Call 04/24/37),
(3 mo. LIBOR US + 1.814%)(d)	1,137	994,404
4.33%, 03/15/50 (Call 03/15/49),
(3 mo. LIBOR US + 1.520%)(d)	1,761	1,490,806
4.44%, 01/20/48 (Call 01/20/47),
(3 mo. LIBOR US + 1.990%)(d)	1,354	1,169,707
4.88%, 04/01/44	341	309,902
5.00%, 01/21/44(a)	1,281	1,202,814
5.88%, 02/07/42	811	846,506
6.11%, 01/29/37	1,124	1,165,375
7.75%, 05/14/38	935	1,121,661
Series L, 4.75%, 04/21/45	393	341,251
Series N, 3.48%, 03/13/52 (Call 03/11/51), (1 day SOFR + 1.650%)(d)	640	469,700
Bank of America NA, 6.00%, 10/15/36	831	868,680
Barclays PLC
3.33%, 11/24/42 (Call 11/24/41)(d)	589	406,463
3.81%, 03/10/42 (Call 03/10/41)(d)	442	288,353
4.95%, 01/10/47	863	731,265
5.25%, 08/17/45(a)	902	805,692
BNP Paribas SA, 2.82%, 01/26/41(a)(b)	380	236,357
BPCE SA
3.58%, 10/19/42 (Call 10/19/41),
(1 day SOFR + 1.952%)(a)(b)(d)	250	162,859
3.65%, 01/14/37 (Call 01/14/32)(a)(b)(d)	250	184,917
Citigroup Inc.
2.90%, 11/03/42 (Call 11/03/41),
(1 day SOFR + 1.379%)(d)	737	517,342
3.88%, 01/24/39 (Call 01/24/38),
(3 mo. LIBOR US + 1.168%)(d)	593	495,883
4.28%, 04/24/48 (Call 04/24/47),
(3 mo. LIBOR US + 1.839%)(d)	480	405,117
4.65%, 07/30/45(a)	627	556,006
4.65%, 07/23/48 (Call 06/23/48)	1,520	1,368,925
4.75%, 05/18/46	1,179	1,005,679
5.30%, 05/06/44	519	481,662
5.32%, 03/26/41 (Call 03/26/40),
(1 day SOFR + 4.548%)(d)	751	724,110
5.88%, 02/22/33(a)	415	416,936
5.88%, 01/30/42	621	639,252
6.00%, 10/31/33	284	293,435
6.13%, 08/25/36	583	593,727
6.68%, 09/13/43	596	649,910
6.88%, 03/05/38(a)	185	199,706
6.88%, 02/15/98	112	116,904
8.13%, 07/15/39	1,201	1,508,001
Commonwealth Bank of Australia
3.31%, 03/11/41(a)(b)	630	428,677
3.74%, 09/12/39(b)	800	591,487
3.90%, 07/12/47(a)(b)	994	811,442
4.32%, 01/10/48(a)(b)	787	585,550
Cooperatieve Rabobank UA
5.25%, 05/24/41	1,080	1,103,547
5.25%, 08/04/45(a)	736	663,104

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.75%, 12/01/43	$607	$583,405
5.80%, 09/30/2110(b)	200	200,582
Credit Agricole SA, 2.81%, 01/11/41(a)(b)	562	348,008
Credit Suisse Group AG, 4.88%, 05/15/45	941	668,624
Fifth Third Bancorp., 8.25%, 03/01/38	736	894,943
First Republic Bank/CA
4.38%, 08/01/46 (Call 02/01/46)	360	279,355
4.63%, 02/13/47 (Call 08/13/46)	305	244,348
Goldman Sachs Capital I, 6.35%, 02/15/34	275	278,039
Goldman Sachs Group Inc. (The)
2.91%, 07/21/42 (Call 07/21/41),
(1 day SOFR + 1.472%)(d)	870	615,109
3.21%, 04/22/42 (Call 04/22/41),
(1 day SOFR + 1.513%)(d)	1,247	924,400
3.44%, 02/24/43 (Call 02/24/42),
(1 day SOFR + 1.632%)(d)	1,205	912,832
4.02%, 10/31/38 (Call 10/31/37),
(3 mo. LIBOR US + 1.373%)(d)	1,467	1,237,141
4.41%, 04/23/39 (Call 04/23/38),
(3 mo. LIBOR US + 1.430%)(d)	968	848,151
4.75%, 10/21/45 (Call 04/21/45)	932	845,608
4.80%, 07/08/44 (Call 01/08/44)	1,102	1,004,291
5.15%, 05/22/45	1,282	1,220,995
6.13%, 02/15/33	770	809,784
6.25%, 02/01/41	1,538	1,631,804
6.45%, 05/01/36(a)	626	664,784
6.75%, 10/01/37	3,246	3,478,857
HSBC Bank USA NA, 7.00%, 01/15/39	595	648,650
HSBC Bank USA NA/New York NY
5.63%, 08/15/35	270	254,126
5.88%, 11/01/34	70	67,557
HSBC Holdings PLC
6.10%, 01/14/42	477	491,574
6.50%, 05/02/36	1,107	1,065,268
6.50%, 09/15/37(a)	1,375	1,309,512
6.80%, 06/01/38	758	750,541
HSBC USA Inc., 7.20%, 07/15/97	170	187,777
JPMorgan Chase & Co.
2.53%, 11/19/41 (Call 11/19/40),
(1 day SOFR + 1.510%)(d)	1,003	685,017
3.11%, 04/22/41 (Call 04/22/40),
(1 day SOFR + 2.460%)(d)	951	712,344
3.11%, 04/22/51 (Call 04/22/50),
(1 day SOFR + 2.440%)(d)	1,379	955,472
3.16%, 04/22/42 (Call 04/22/41),
(1 day SOFR + 2.460%)(d)	1,160	860,671
3.33%, 04/22/52 (Call 04/22/51),
(1 day SOFR + 1.580%)(d)	2,040	1,475,534
3.88%, 07/24/38 (Call 07/24/37),
(3 mo. LIBOR US + 1.360%)(a)(d)	1,548	1,301,200
3.90%, 01/23/49 (Call 01/23/48),
(3 mo. LIBOR US + 1.220%)(d)	1,037	826,700
3.96%, 11/15/48 (Call 11/15/47),
(3 mo. LIBOR US + 1.380%)(d)	2,101	1,700,053
4.03%, 07/24/48 (Call 07/24/47),
(3 mo. LIBOR US + 1.460%)(d)	952	776,932
4.26%, 02/22/48 (Call 02/22/47),
(3 mo. LIBOR US + 1.580%)(d)	1,162	992,950
4.85%, 02/01/44	620	582,390
4.95%, 06/01/45	1,073	992,857
Security	Par (000)	Value

Banks (continued)
5.40%, 01/06/42	$815	$823,074
5.50%, 10/15/40	708	709,905
5.60%, 07/15/41	1,070	1,091,788
5.63%, 08/16/43	798	814,365
6.40%, 05/15/38	1,500	1,655,252
Lloyds Banking Group PLC
3.37%, 12/14/46 (Call 09/14/41)(d)	770	500,635
4.34%, 01/09/48	829	606,902
5.30%, 12/01/45(a)	428	366,480
Mitsubishi UFJ Financial Group Inc.
3.75%, 07/18/39	1,109	906,290
4.15%, 03/07/39(a)	415	358,053
4.29%, 07/26/38(a)	426	373,693
Morgan Stanley
2.80%, 01/25/52 (Call 01/25/51),
(1 day SOFR + 1.430%)(d)	1,198	773,048
3.22%, 04/22/42 (Call 04/22/41),
(1 day SOFR + 1.485%)(d)	1,244	936,760
3.97%, 07/22/38 (Call 07/22/37),
(3 mo. LIBOR US + 1.455%)(d)	1,149	978,237
4.30%, 01/27/45	1,327	1,142,837
4.38%, 01/22/47	1,205	1,046,263
4.46%, 04/22/39 (Call 04/22/38),
(3 mo. LIBOR US + 0.408%)(d)	729	648,369
5.60%, 03/24/51 (Call 03/24/50),
(1 day SOFR + 4.480%)(a)(d)	1,100	1,129,724
6.38%, 07/24/42	1,361	1,507,269
National Australia Bank Ltd., 2.65%, 01/14/41(b)	323	198,103
Regions Bank/Birmingham AL, 6.45%, 06/26/37	350	364,320
Regions Financial Corp., 7.38%, 12/10/37	335	378,129
Santander UK Group Holdings PLC, 5.63%, 09/15/45(b)	249	199,616
Societe Generale SA
3.63%, 03/01/41(a)(b)	493	316,735
4.03%, 01/21/43 (Call 01/21/42)(b)(d)	485	329,000
5.63%, 11/24/45(a)(b)	200	166,717
Standard Chartered PLC
5.30%, 01/09/43(a)(b)	362	297,990
5.70%, 03/26/44(b)	1,008	898,470
Sumitomo Mitsui Financial Group Inc.
2.30%, 01/12/41	400	255,002
2.93%, 09/17/41	468	316,150
3.05%, 01/14/42(a)	360	254,971
UBS AG/London, 4.50%, 06/26/48(a)(b)	580	493,851
UBS Group AG, 3.18%, 02/11/43 (Call 02/11/42)(a)(b)(d)	530	360,181
Wachovia Corp.
5.50%, 08/01/35	565	556,599
7.50%, 04/15/35	190	217,694
Wells Fargo & Co.
3.07%, 04/30/41 (Call 04/30/40),
(1 day SOFR + 2.530%)(d)	2,086	1,548,532
3.90%, 05/01/45	1,197	966,018
4.40%, 06/14/46	1,262	1,027,540
4.61%, 04/25/53 (Call 04/25/52)(d)	2,000	1,776,802
4.65%, 11/04/44	1,172	1,015,700
4.75%, 12/07/46	1,110	953,684
4.90%, 11/17/45	1,126	993,810
5.01%, 04/04/51 (Call 04/04/50),
(1 day SOFR + 4.502%)(d)	3,158	2,966,325
5.38%, 02/07/35(a)	290	283,813
5.38%, 11/02/43	1,127	1,072,934

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.61%, 01/15/44	$1,603	$1,568,722
5.95%, 12/01/86	145	137,793
Wells Fargo Bank NA
5.85%, 02/01/37	550	561,532
5.95%, 08/26/36	500	512,698
6.60%, 01/15/38	750	828,145
Westpac Banking Corp.
2.96%, 11/16/40	557	364,906
3.13%, 11/18/41	766	498,706
4.42%, 07/24/39	601	487,731
		109,848,028
Beverages — 3.1%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36 (Call 08/01/35)	3,094	2,968,677
4.90%, 02/01/46 (Call 08/01/45)	5,235	4,897,255
Anheuser-Busch InBev Finance Inc.
4.00%, 01/17/43	345	296,051
4.63%, 02/01/44	537	489,869
4.70%, 02/01/36 (Call 08/01/35)	370	355,013
4.90%, 02/01/46 (Call 08/01/45)	843	788,612
Anheuser-Busch InBev Worldwide Inc.
3.75%, 07/15/42	606	503,048
4.35%, 06/01/40 (Call 12/01/39)	675	609,316
4.38%, 04/15/38 (Call 10/15/37)	921	843,242
4.44%, 10/06/48 (Call 04/06/48)	1,071	940,522
4.50%, 06/01/50 (Call 12/01/49)(a)	1,327	1,199,761
4.60%, 04/15/48 (Call 10/15/47)	1,407	1,278,279
4.60%, 06/01/60 (Call 12/01/59)	569	512,360
4.75%, 04/15/58 (Call 10/15/57)	907	828,943
4.95%, 01/15/42	900	858,224
5.45%, 01/23/39 (Call 07/23/38)	1,317	1,346,464
5.55%, 01/23/49 (Call 07/23/48)	2,487	2,546,257
5.80%, 01/23/59 (Call 07/23/58)	1,305	1,383,209
5.88%, 06/15/35(a)	155	163,825
6.63%, 08/15/33(a)	175	195,205
8.00%, 11/15/39(a)	494	614,898
8.20%, 01/15/39	679	855,586
Bacardi Ltd.
5.15%, 05/15/38 (Call 11/15/37)(b)	257	232,571
5.30%, 05/15/48 (Call 11/15/47)(b)	353	313,723
Brown-Forman Corp.
3.75%, 01/15/43 (Call 07/15/42)	165	129,343
4.00%, 04/15/38 (Call 10/15/37)	225	199,607
4.50%, 07/15/45 (Call 01/15/45)	195	181,347
Coca-Cola Co. (The)
2.50%, 06/01/40	554	410,572
2.50%, 03/15/51	680	454,048
2.60%, 06/01/50	887	609,613
2.75%, 06/01/60	646	438,864
2.88%, 05/05/41	609	474,423
3.00%, 03/05/51	1,039	780,492
4.20%, 03/25/50(a)	432	398,448
Coca-Cola Femsa SAB de CV, 5.25%, 11/26/43	361	350,058
Constellation Brands Inc.
3.75%, 05/01/50 (Call 11/01/49)(a)	375	286,798
4.10%, 02/15/48 (Call 08/15/47)	380	309,634
4.50%, 05/09/47 (Call 11/09/46)(a)	312	265,424
5.25%, 11/15/48 (Call 05/15/48)	300	284,700
Security	Par (000)	Value

Beverages (continued)
Diageo Capital PLC
3.88%, 04/29/43 (Call 10/29/42)	$177	$147,460
5.50%, 01/24/33 (Call 10/24/32)(a)	300	316,703
5.88%, 09/30/36	217	231,093
Diageo Investment Corp.
4.25%, 05/11/42	335	294,957
7.45%, 04/15/35(a)	415	496,065
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/50 (Call 07/16/49)	1,270	908,050
4.38%, 05/10/43	355	296,695
Heineken NV
4.00%, 10/01/42(b)	486	383,483
4.35%, 03/29/47 (Call 09/29/46)(b)	445	368,058
Keurig Dr Pepper Inc.
3.35%, 03/15/51 (Call 09/15/50)	395	275,203
3.80%, 05/01/50 (Call 11/01/49)	564	430,847
4.42%, 12/15/46 (Call 06/15/46)	197	164,973
4.50%, 11/15/45 (Call 05/15/45)	389	331,884
4.50%, 04/15/52 (Call 10/15/51)	735	623,925
5.09%, 05/25/48 (Call 11/25/47)	150	139,724
Molson Coors Beverage Co.
4.20%, 07/15/46 (Call 01/15/46)	868	697,831
5.00%, 05/01/42	853	767,998
PepsiCo Inc.
2.63%, 10/21/41 (Call 04/21/41)	656	496,695
2.75%, 10/21/51 (Call 04/21/51)	809	580,548
2.88%, 10/15/49 (Call 04/15/49)	837	621,719
3.38%, 07/29/49 (Call 01/29/49)	630	506,314
3.45%, 10/06/46 (Call 04/06/46)	714	588,484
3.50%, 03/19/40 (Call 09/19/39)	100	84,666
3.60%, 08/13/42	100	85,039
3.63%, 03/19/50 (Call 09/19/49)	653	554,192
3.88%, 03/19/60 (Call 09/19/59)	123	106,669
4.00%, 03/05/42	207	187,889
4.00%, 05/02/47 (Call 11/02/46)	70	61,737
4.20%, 07/18/52 (Call 01/18/52)	355	331,232
4.25%, 10/22/44 (Call 04/22/44)	10	9,120
4.45%, 04/14/46 (Call 10/14/45)	390	372,172
4.60%, 07/17/45 (Call 01/17/45)	310	295,306
4.88%, 11/01/40(a)	355	362,442
5.50%, 01/15/40	90	96,382
Pernod Ricard International Finance LLC, 2.75%, 10/01/50
(Call 04/01/50)(a)(b)	182	117,947
Pernod Ricard SA, 5.50%, 01/15/42(a)(b)	611	616,361
		43,544,144
Biotechnology — 1.6%
Amgen Inc.
2.77%, 09/01/53 (Call 03/01/53)	548	339,953
2.80%, 08/15/41 (Call 02/15/41)	672	481,808
3.00%, 01/15/52 (Call 07/15/51)	770	511,647
3.15%, 02/21/40 (Call 08/21/39)	1,334	1,025,653
3.38%, 02/21/50 (Call 08/21/49)(a)	1,402	1,021,959
4.20%, 02/22/52 (Call 08/22/51)	695	569,005
4.40%, 05/01/45 (Call 11/01/44)	1,339	1,157,244
4.40%, 02/22/62 (Call 08/22/61)	780	638,796
4.56%, 06/15/48 (Call 12/15/47)	874	773,258
4.66%, 06/15/51 (Call 12/15/50)	1,889	1,704,788
4.88%, 03/01/53 (Call 09/01/52)	640	583,746
4.95%, 10/01/41	367	341,802
5.15%, 11/15/41 (Call 05/15/41)	708	678,051

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
5.65%, 06/15/42 (Call 12/15/41)	$215	$217,275
5.75%, 03/15/40(a)	280	281,419
6.38%, 06/01/37	200	219,518
6.40%, 02/01/39	205	221,107
6.90%, 06/01/38	50	55,706
Baxalta Inc., 5.25%, 06/23/45 (Call 12/23/44)	310	294,800
Biogen Inc.
3.15%, 05/01/50 (Call 11/01/49)	1,040	714,179
3.25%, 02/15/51 (Call 08/15/50)	372	258,234
5.20%, 09/15/45 (Call 03/15/45)	600	565,845
CSL Finance PLC
4.63%, 04/27/42 (Call 10/27/41)(b)	195	176,622
4.75%, 04/27/52 (Call 10/27/51)(b)	870	790,608
4.95%, 04/27/62 (Call 10/27/61)(b)	250	227,508
Gilead Sciences Inc.
2.60%, 10/01/40 (Call 04/01/40)	666	476,000
2.80%, 10/01/50 (Call 04/01/50)	1,079	713,583
4.00%, 09/01/36 (Call 03/01/36)(a)	425	378,648
4.15%, 03/01/47 (Call 09/01/46)	1,075	906,568
4.50%, 02/01/45 (Call 08/01/44)	1,104	999,550
4.60%, 09/01/35 (Call 03/01/35)	502	485,417
4.75%, 03/01/46 (Call 09/01/45)	1,291	1,187,452
4.80%, 04/01/44 (Call 10/01/43)	1,100	1,033,648
5.65%, 12/01/41 (Call 06/01/41)	643	665,102
Regeneron Pharmaceuticals Inc., 2.80%, 09/15/50
(Call 03/15/50)	458	290,407
Royalty Pharma PLC
3.30%, 09/02/40 (Call 03/02/40)	479	344,969
3.35%, 09/02/51 (Call 03/02/51)	427	275,053
3.55%, 09/02/50 (Call 03/02/50)	741	495,823
		22,102,751
Building Materials — 0.5%
Carrier Global Corp.
3.38%, 04/05/40 (Call 10/05/39)	1,036	806,371
3.58%, 04/05/50 (Call 10/05/49)	1,282	940,403
CRH America Finance Inc.
4.40%, 05/09/47 (Call 11/09/46)(b)	200	167,166
4.50%, 04/04/48 (Call 10/04/47)(b)	599	503,171
CRH America Inc., 5.13%, 05/18/45 (Call 11/18/44)(b)	70	63,472
Fortune Brands Home & Security Inc., 4.50%, 03/25/52
(Call 09/25/51)	285	211,191
Holcim Capital Corp. Ltd.
6.50%, 09/12/43(b)	265	265,517
6.88%, 09/29/39(b)	185	194,634
Holcim Finance U.S. LLC, 4.75%, 09/22/46
(Call 03/22/46)(b)	220	183,454
Johnson Controls International PLC
4.50%, 02/15/47 (Call 08/15/46)	443	368,369
4.63%, 07/02/44 (Call 01/02/44)	235	205,183
4.95%, 07/02/64 (Call 01/02/64)(c)	117	97,214
5.13%, 09/14/45 (Call 03/14/45)	211	192,713
6.00%, 01/15/36	227	236,759
Lafarge SA, 7.13%, 07/15/36	285	307,601
Martin Marietta Materials Inc.
3.20%, 07/15/51 (Call 01/15/51)	553	382,551
4.25%, 12/15/47 (Call 06/15/47)	344	281,815
Masco Corp.
3.13%, 02/15/51 (Call 08/15/50)	209	130,843
4.50%, 05/15/47 (Call 11/15/46)(a)	222	177,339
Security	Par (000)	Value

Building Materials (continued)
Owens Corning
4.30%, 07/15/47 (Call 01/15/47)	$322	$250,308
4.40%, 01/30/48 (Call 07/30/47)	304	238,113
7.00%, 12/01/36	229	248,212
Votorantim Cimentos International SA, 7.25%, 04/05/41(b)	205	222,681
Vulcan Materials Co.
4.50%, 06/15/47 (Call 12/15/46)	440	372,172
4.70%, 03/01/48 (Call 09/01/47)	279	242,083
		7,289,335
Chemicals — 1.8%
Air Liquide Finance SA, 3.50%, 09/27/46 (Call 03/27/46)(b)	650	509,173
Air Products and Chemicals Inc.
2.70%, 05/15/40 (Call 11/15/39)	432	324,700
2.80%, 05/15/50 (Call 11/15/49)	662	462,063
Albemarle Corp.
5.45%, 12/01/44 (Call 06/01/44)(a)	188	174,143
5.65%, 06/01/52 (Call 12/01/51)	310	291,193
Braskem Netherlands Finance BV, 5.88%, 01/31/50(b)	150	117,364
CF Industries Inc.
4.95%, 06/01/43	540	469,175
5.15%, 03/15/34	535	510,313
5.38%, 03/15/44	465	427,709
Dow Chemical Co. (The)
3.60%, 11/15/50 (Call 05/15/50)	701	500,943
4.25%, 10/01/34 (Call 04/01/34)(a)	371	327,659
4.38%, 11/15/42 (Call 05/15/42)	733	609,262
4.63%, 10/01/44 (Call 04/01/44)	317	263,694
4.80%, 05/15/49 (Call 11/15/48)	414	350,421
5.25%, 11/15/41 (Call 05/15/41)	626	580,944
5.55%, 11/30/48 (Call 05/30/48)	474	448,097
6.90%, 05/15/53 (Call 11/15/52)	515	559,968
9.40%, 05/15/39	381	502,284
DuPont de Nemours Inc.
5.32%, 11/15/38 (Call 05/15/38)	972	944,078
5.42%, 11/15/48 (Call 05/15/48)	1,482	1,437,673
Eastman Chemical Co.
4.65%, 10/15/44 (Call 04/15/44)(a)	386	316,395
4.80%, 09/01/42 (Call 03/01/42)(a)	560	472,344
Ecolab Inc.
2.13%, 08/15/50 (Call 02/15/50)(a)	283	164,239
2.70%, 12/15/51 (Call 06/15/51)	715	460,871
2.75%, 08/18/55 (Call 02/18/55)	477	300,364
3.95%, 12/01/47 (Call 06/01/47)	415	342,945
5.50%, 12/08/41(a)	180	185,453
FMC Corp., 4.50%, 10/01/49 (Call 04/01/49)	300	245,269
GC Treasury Center Co. Ltd., 4.30%, 03/18/51
(Call 09/18/50)(b)	360	253,606
International Flavors & Fragrances Inc.
3.27%, 11/15/40 (Call 05/15/40)(a)(b)	578	420,230
3.47%, 12/01/50 (Call 06/01/50)(b)	175	120,298
4.38%, 06/01/47 (Call 12/01/46)	540	423,979
5.00%, 09/26/48 (Call 03/26/48)(a)	605	521,100
Linde Inc./CT
2.00%, 08/10/50 (Call 02/10/50)	222	127,208
3.55%, 11/07/42 (Call 05/07/42)	410	333,628
Lubrizol Corp. (The), 6.50%, 10/01/34	395	454,166
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	554	465,716
5.25%, 07/15/43	375	332,697

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
LYB International Finance III LLC
3.38%, 10/01/40 (Call 04/01/40)	$502	$364,186
3.63%, 04/01/51 (Call 10/01/50)(a)	657	448,551
3.80%, 10/01/60 (Call 04/01/60)	343	227,511
4.20%, 10/15/49 (Call 04/15/49)	707	530,280
4.20%, 05/01/50 (Call 11/01/49)	638	478,034
LyondellBasell Industries NV, 4.63%, 02/26/55
(Call 08/26/54)	570	450,444
Mosaic Co. (The)
4.88%, 11/15/41 (Call 05/15/41)	330	279,624
5.45%, 11/15/33 (Call 05/15/33)	188	182,306
5.63%, 11/15/43 (Call 05/15/43)(a)	170	158,319
Nutrien Ltd.
3.95%, 05/13/50 (Call 11/13/49)	401	315,228
4.13%, 03/15/35 (Call 09/15/34)	293	256,961
4.90%, 06/01/43 (Call 12/01/42)	285	253,840
5.00%, 04/01/49 (Call 10/01/48)(a)	301	275,952
5.25%, 01/15/45 (Call 07/15/44)	333	305,995
5.63%, 12/01/40	350	342,101
5.88%, 12/01/36	316	323,178
6.13%, 01/15/41 (Call 07/15/40)	150	154,264
Orbia Advance Corp. SAB de CV, 5.88%, 09/17/44(b)	741	631,184
PPG Industries Inc., 5.50%, 11/15/40	50	48,337
RPM International Inc.
4.25%, 01/15/48 (Call 07/15/47)	185	140,216
5.25%, 06/01/45 (Call 12/01/44)(a)	184	158,840
Sherwin-Williams Co. (The)
2.90%, 03/15/52 (Call 09/15/51)	410	265,221
3.30%, 05/15/50 (Call 11/15/49)(a)	236	165,604
3.80%, 08/15/49 (Call 02/15/49)	302	229,234
4.00%, 12/15/42 (Call 06/15/42)	205	163,156
4.50%, 06/01/47 (Call 12/01/46)	704	609,830
4.55%, 08/01/45 (Call 02/01/45)	334	284,799
Sociedad Quimica y Minera de Chile SA
3.50%, 09/10/51 (Call 03/10/51)(b)	250	177,918
4.25%, 01/22/50 (Call 07/22/49)(a)(b)	300	243,750
Westlake Corp.
2.88%, 08/15/41 (Call 02/15/41)	297	198,390
3.13%, 08/15/51 (Call 02/15/51)	428	274,557
3.38%, 08/15/61 (Call 02/15/61)	277	167,268
4.38%, 11/15/47 (Call 05/15/47)	335	256,405
5.00%, 08/15/46 (Call 02/15/46)	380	326,051
		25,438,898
Commercial Services — 1.9%
Adani Ports & Special Economic Zone Ltd., 5.00%, 08/02/41 (Call 02/01/41)(b)	120	86,318
American University (The), Series 2019, 3.67%, 04/01/49	335	261,626
Brown University in Providence in the State of Rhode
Island and Providence Plant, Series A, 2.92%, 09/01/50
(Call 03/01/50)	295	212,642
California Endowment (The), Series 2021, 2.50%, 04/01/51 (Call 10/01/50)	80	50,681
California Institute of Technology
3.65%, 09/01/2119 (Call 03/01/2119)	88	57,776
4.32%, 08/01/45	303	267,042
4.70%, 11/01/2111	340	288,098
Case Western Reserve University, 5.41%, 06/01/2122
(Call 12/01/2121)	210	198,361
Cintas Corp. No. 2, 6.15%, 08/15/36(a)	95	101,855
Claremont Mckenna College, 3.78%, 01/01/2122
(Call 07/01/2121)	150	97,993
Security	Par (000)	Value

Commercial Services (continued)
DP World Ltd./United Arab Emirates
4.70%, 09/30/49 (Call 03/30/49)(b)	$380	$306,443
5.63%, 09/25/48(b)	829	749,122
6.85%, 07/02/37(a)(b)	780	805,896
Duke University
3.20%, 10/01/38(a)	135	110,819
3.30%, 10/01/46	200	155,237
Series 2020, 2.68%, 10/01/44	372	273,369
Series 2020, 2.76%, 10/01/50	195	131,238
Series 2020, 2.83%, 10/01/55	315	210,623
Emory University, Series 2020, 2.97%, 09/01/50
(Call 03/01/50)	395	272,129
Equifax Inc., 7.00%, 07/01/37	275	287,280
ERAC USA Finance LLC
4.20%, 11/01/46 (Call 05/01/46)(b)	240	184,239
4.50%, 02/15/45 (Call 08/15/44)(b)	349	285,422
5.63%, 03/15/42(b)	402	381,309
6.70%, 06/01/34(b)	335	354,298
7.00%, 10/15/37(b)	875	951,789
Ford Foundation (The)
Series 2017, 3.86%, 06/01/47 (Call 12/01/46)	260	218,992
Series 2020, 2.42%, 06/01/50 (Call 12/01/49)(a)	105	65,906
Series 2020, 2.82%, 06/01/70 (Call 12/01/69)	300	177,178
George Washington University (The)
4.87%, 09/15/45	190	176,366
Series 2014, 4.30%, 09/15/44	227	195,399
Series 2016, 3.55%, 09/15/46	225	171,313
Series 2018, 4.13%, 09/15/48 (Call 03/15/48)	427	356,180
Georgetown University (The)
Series 20A, 2.94%, 04/01/50	43	26,730
Series A, 5.22%, 10/01/2118 (Call 04/01/2118)	135	115,370
Series B, 4.32%, 04/01/49 (Call 10/01/48)	340	282,487
Global Payments Inc.
4.15%, 08/15/49 (Call 02/15/49)(a)	329	236,120
5.95%, 08/15/52 (Call 02/15/52)	415	378,998
Howard University, 5.21%, 10/01/52 (Call 10/01/32)	240	186,702
ITR Concession Co. LLC, 5.18%, 07/15/35
(Call 01/15/35)(b)	100	96,777
Johns Hopkins University
Series 2013, 4.08%, 07/01/53	338	287,444
Series A, 2.81%, 01/01/60 (Call 07/01/59)(a)	190	121,636
Leland Stanford Junior University (The)
2.41%, 06/01/50 (Call 12/01/49)	298	194,661
3.46%, 05/01/47	160	128,263
3.65%, 05/01/48 (Call 11/01/47)	552	455,377
Massachusetts Institute of Technology
3.07%, 04/01/52 (Call 10/01/51)	185	135,927
3.89%, 07/01/2116	179	133,023
3.96%, 07/01/38	74	67,378
4.68%, 07/01/2114	354	319,888
5.60%, 07/01/2111(a)	442	474,848
Series F, 2.99%, 07/01/50 (Call 01/01/50)	389	286,553
Series G, 2.29%, 07/01/51 (Call 01/01/51)	495	310,583
Metropolitan Museum of Art (The), Series 2015, 3.40%, 07/01/45	246	193,550
Moody’s Corp.
2.55%, 08/18/60 (Call 02/18/60)	231	132,030
2.75%, 08/19/41 (Call 02/19/41)	435	308,523
3.10%, 11/29/61 (Call 05/29/61)	300	195,907
3.25%, 05/20/50 (Call 11/20/49)	134	94,699
3.75%, 02/25/52 (Call 08/25/51)(a)	275	213,589

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
4.88%, 12/17/48 (Call 06/17/48)	$309	$286,134
5.25%, 07/15/44	340	329,343
Northeastern University, Series 2020, 2.89%, 10/01/50	230	148,566
Northwestern University
3.69%, 12/01/38	270	236,185
3.87%, 12/01/48	165	140,049
4.64%, 12/01/44	410	396,836
Series 2017, 3.66%, 12/01/57 (Call 06/01/57)	75	55,491
Series 2020, 2.64%, 12/01/50 (Call 06/01/50)	75	49,533
PayPal Holdings Inc.
3.25%, 06/01/50 (Call 12/01/49)	390	274,987
5.05%, 06/01/52 (Call 12/01/51)(a)	580	536,962
5.25%, 06/01/62 (Call 12/01/61)	390	362,914
President and Fellows of Harvard College
2.52%, 10/15/50 (Call 04/15/50)	197	130,286
3.15%, 07/15/46 (Call 01/15/46)	295	227,837
3.30%, 07/15/56 (Call 01/15/56)	365	271,115
3.62%, 10/01/37	277	243,069
3.75%, 11/15/52 (Call 05/15/52)	200	168,778
4.88%, 10/15/40	150	151,030
6.50%, 01/15/39(b)	375	446,480
Quanta Services Inc., 3.05%, 10/01/41 (Call 04/01/41)	465	312,692
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/50 (Call 04/01/50)	347	226,349
S&P Global Inc.
2.30%, 08/15/60 (Call 02/15/60)	370	212,595
3.25%, 12/01/49 (Call 06/01/49)	443	328,784
3.70%, 03/01/52 (Call 09/01/51)(b)	860	691,546
3.90%, 03/01/62 (Call 09/01/61)(b)	335	272,712
4.50%, 05/15/48 (Call 11/15/47)(a)	205	184,754
Thomas Jefferson University, 3.85%, 11/01/57
(Call 05/01/57)	170	123,887
Trustees of Boston College
3.13%, 07/01/52(a)	317	226,493
3.99%, 07/01/47	50	41,375
Trustees of Boston University, Series CC, 4.06%, 10/01/48
(Call 04/01/48)	265	219,848
Trustees of Dartmouth College, 3.47%, 06/01/46	250	201,038
Trustees of Princeton University (The)
4.20%, 03/01/52 (Call 09/01/51)(a)	5	4,540
5.70%, 03/01/39	616	675,231
Series 2020, 2.52%, 07/01/50 (Call 01/01/50)(a)	160	107,194
Trustees of the University of Pennsylvania (The)
3.61%, 02/15/2119 (Call 08/15/2118)	140	93,713
4.67%, 09/01/2112	265	227,791
Series 2020, 2.40%, 10/01/50 (Call 04/01/50)	215	137,475
Trustees of Tufts College
3.10%, 08/15/51 (Call 02/15/51)	85	59,083
Series 2012, 5.02%, 04/15/2112(a)	190	160,215
University of Chicago (The)
3.00%, 10/01/52 (Call 04/01/52)	105	73,420
4.00%, 10/01/53 (Call 04/01/53)	350	290,895
Series 20B, 2.76%, 04/01/45 (Call 10/01/44)	185	140,745
Series C, 2.55%, 04/01/50 (Call 10/01/49)	160	107,902
University of Miami, 4.06%, 04/01/52(a)	295	245,170
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45	314	252,711
Series 2017, 3.39%, 02/15/48 (Call 08/15/47)	308	242,129
University of Southern California
2.81%, 10/01/50 (Call 04/01/50)	295	200,896
3.03%, 10/01/39	565	450,159
Security	Par (000)	Value

Commercial Services (continued)
5.25%, 10/01/2111	$220	$216,532
Series 2017, 3.84%, 10/01/47 (Call 04/01/47)(a)	360	302,646
Series 21A, 2.95%, 10/01/51 (Call 04/01/51)	210	144,071
Series A, 3.23%, 10/01/2120 (Call 04/01/2120)	70	40,364
Verisk Analytics Inc.
3.63%, 05/15/50 (Call 11/15/49)	219	156,568
5.50%, 06/15/45 (Call 12/15/44)(a)	188	175,060
Washington University (The), 3.52%, 04/15/54
(Call 10/15/53)(a)	460	375,808
Wesleyan University, 4.78%, 07/01/2116	156	120,962
William Marsh Rice University
3.57%, 05/15/45	68	57,366
3.77%, 05/15/55(a)	195	157,012
WK Kellogg Foundation Trust, 2.44%, 10/01/50
(Call 04/01/50)(a)(b)	50	30,235
Yale University, Series 2020, 2.40%, 04/15/50
(Call 10/15/49)	423	274,107
		26,837,670
Computers — 2.0%
Apple Inc.
2.38%, 02/08/41 (Call 08/08/40)(a)	1,130	827,305
2.40%, 08/20/50 (Call 02/20/50)	685	454,343
2.55%, 08/20/60 (Call 02/20/60)	891	573,751
2.65%, 05/11/50 (Call 11/11/49)	1,555	1,075,019
2.65%, 02/08/51 (Call 08/08/50)	1,866	1,276,135
2.70%, 08/05/51 (Call 02/05/51)	1,145	791,595
2.80%, 02/08/61 (Call 02/08/60)	1,087	722,710
2.85%, 08/05/61 (Call 02/05/61)	830	563,696
2.95%, 09/11/49 (Call 03/11/49)	926	680,114
3.45%, 02/09/45(a)	1,154	953,567
3.75%, 09/12/47 (Call 03/12/47)	625	533,505
3.75%, 11/13/47 (Call 05/13/47)	732	629,350
3.85%, 05/04/43	1,759	1,569,991
3.85%, 08/04/46 (Call 02/04/46)	1,146	993,667
3.95%, 08/08/52 (Call 02/08/52)	875	765,189
4.10%, 08/08/62 (Call 02/08/62)	575	498,018
4.25%, 02/09/47 (Call 08/09/46)	585	545,863
4.38%, 05/13/45	1,247	1,185,813
4.45%, 05/06/44	627	608,912
4.50%, 02/23/36 (Call 08/23/35)	548	553,507
4.65%, 02/23/46 (Call 08/23/45)	2,318	2,263,674
Dell Inc.
5.40%, 09/10/40(a)	270	236,369
6.50%, 04/15/38(a)	290	287,117
Dell International LLC/EMC Corp.
3.38%, 12/15/41 (Call 06/15/41)(a)(b)	665	458,272
3.45%, 12/15/51 (Call 06/15/51)(a)(b)	910	586,607
8.10%, 07/15/36 (Call 01/15/36)	427	491,646
8.35%, 07/15/46 (Call 01/15/46)	454	530,596
Hewlett Packard Enterprise Co.
6.20%, 10/15/35 (Call 04/15/35)(a)	404	422,840
6.35%, 10/15/45 (Call 04/15/45)(a)	970	996,800
HP Inc.
5.50%, 01/15/33 (Call 10/15/32)	210	200,646
6.00%, 09/15/41(a)	967	943,003
International Business Machines Corp.
2.85%, 05/15/40 (Call 11/15/39)	370	272,313
2.95%, 05/15/50 (Call 11/15/49)(a)	480	321,468
3.43%, 02/09/52 (Call 08/09/51)	510	369,872
4.00%, 06/20/42	759	636,238

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
4.15%, 05/15/39	$1,197	$1,049,383
4.25%, 05/15/49	1,623	1,381,599
4.70%, 02/19/46	452	404,067
4.90%, 07/27/52 (Call 01/27/52)(a)	125	115,673
5.60%, 11/30/39(a)	540	556,562
7.13%, 12/01/96(a)	137	169,017
Kyndryl Holdings Inc., 4.10%, 10/15/41 (Call 04/15/41)	387	231,250
		28,727,062
Cosmetics & Personal Care — 0.3%
Colgate-Palmolive Co.
3.70%, 08/01/47 (Call 02/01/47)(a)	170	148,270
4.00%, 08/15/45(a)	470	425,937
Estee Lauder Companies Inc. (The)
3.13%, 12/01/49 (Call 06/01/49)(a)	183	133,156
3.70%, 08/15/42	231	184,242
4.15%, 03/15/47 (Call 09/15/46)	267	233,087
4.38%, 06/15/45 (Call 12/15/44)(a)	240	214,499
6.00%, 05/15/37	305	329,976
GSK Consumer Healthcare Capital U.S. LLC, 4.00%, 03/24/52 (Call 09/24/51)(a)	600	478,327
Procter & Gamble Co. (The)
3.50%, 10/25/47	110	91,584
3.55%, 03/25/40	476	415,148
3.60%, 03/25/50	406	346,672
5.50%, 02/01/34	195	206,703
5.55%, 03/05/37	530	585,491
Unilever Capital Corp., Series 30Y, 2.63%, 08/12/51
(Call 02/12/51)(a)	322	212,903
		4,005,995
Distribution & Wholesale — 0.1%
WW Grainger Inc.
3.75%, 05/15/46 (Call 11/15/45)	345	275,607
4.20%, 05/15/47 (Call 11/15/46)	255	217,694
4.60%, 06/15/45 (Call 12/15/44)	441	410,417
		903,718
Diversified Financial Services — 1.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.40%, 10/29/33 (Call 07/29/33)	882	683,661
3.85%, 10/29/41 (Call 04/29/41)(a)	922	676,342
American Express Co., 4.05%, 12/03/42(a)	398	345,528
Ares Finance Co. IV LLC, 3.65%, 02/01/52
(Call 08/01/51)(b)	275	170,330
Blackstone Holdings Finance Co. LLC
2.80%, 09/30/50 (Call 03/30/50)(b)	293	175,654
2.85%, 08/05/51 (Call 02/05/51)(b)	230	138,367
3.20%, 01/30/52 (Call 07/30/51)(b)	465	307,464
3.50%, 09/10/49 (Call 03/10/49)(b)	275	193,720
4.00%, 10/02/47 (Call 04/02/47)(b)	255	196,182
4.45%, 07/15/45(b)	200	166,910
5.00%, 06/15/44(b)	341	307,130
6.25%, 08/15/42(b)	250	253,118
Blue Owl Finance LLC, 4.13%, 10/07/51 (Call 04/07/51)(b)	240	144,161
Brookfield Finance Inc.
3.50%, 03/30/51 (Call 09/30/50)	382	250,553
3.63%, 02/15/52 (Call 08/15/51)	250	167,621
4.70%, 09/20/47 (Call 03/20/47)	544	439,659
Brookfield Finance LLC, 3.45%, 04/15/50 (Call 10/15/49)	356	231,834
CI Financial Corp., 4.10%, 06/15/51 (Call 12/15/50)(a)	563	340,551
Security	Par (000)	Value

Diversified Financial Services (continued)
CME Group Inc.
4.15%, 06/15/48 (Call 12/15/47)(a)	$466	$417,767
5.30%, 09/15/43 (Call 03/15/43)	449	466,104
FMR LLC
5.15%, 02/01/43(b)	250	224,815
6.45%, 11/15/39(b)	250	261,547
6.50%, 12/14/40(b)	362	380,847
Franklin Resources Inc., 2.95%, 08/12/51 (Call 02/12/51)	235	148,703
Invesco Finance PLC, 5.38%, 11/30/43	271	254,568
Jefferies Financial Group Inc.
6.25%, 01/15/36(a)	360	358,725
6.50%, 01/20/43	214	212,234
6.63%, 10/23/43 (Call 07/23/43)(a)	188	179,484
KKR Group Finance Co. II LLC, 5.50%, 02/01/43
(Call 08/01/42)(a)(b)	361	340,721
Legg Mason Inc., 5.63%, 01/15/44	305	302,677
LSEGA Financing PLC, 3.20%, 04/06/41 (Call 10/06/40)(b)	481	356,295
Mastercard Inc.
2.95%, 03/15/51 (Call 09/15/50)(a)	366	269,590
3.65%, 06/01/49 (Call 12/01/48)	548	459,765
3.80%, 11/21/46 (Call 05/21/46)(a)	405	348,697
3.85%, 03/26/50 (Call 09/26/49)	814	710,105
3.95%, 02/26/48 (Call 08/26/47)	262	230,257
Nasdaq Inc.
2.50%, 12/21/40 (Call 06/21/40)	448	293,952
3.25%, 04/28/50 (Call 10/28/49)	338	233,006
3.95%, 03/07/52 (Call 09/07/51)	215	169,144
Neuberger Berman Group LLC/Neuberger Berman
Finance Corp., 4.88%, 04/15/45 (Call 10/15/44)(b)	205	171,774
Pine Street Trust II, 5.57%, 02/15/49 (Call 08/15/48)(b)	336	300,985
Raymond James Financial Inc.
3.75%, 04/01/51 (Call 10/01/50)	424	311,862
4.95%, 07/15/46	521	472,829
Visa Inc.
2.00%, 08/15/50 (Call 02/15/50)(a)	1,198	748,626
2.70%, 04/15/40 (Call 10/15/39)	556	433,238
3.65%, 09/15/47 (Call 03/15/47)	599	509,709
4.15%, 12/14/35 (Call 06/14/35)	827	795,174
4.30%, 12/14/45 (Call 06/14/45)	2,060	1,928,662
Western Union Co. (The)
6.20%, 11/17/36(a)	382	374,968
6.20%, 06/21/40(a)	185	170,270
		18,025,885
Electric — 12.0%
Abu Dhabi National Energy Co. PJSC
3.40%, 04/29/51 (Call 10/29/50)(b)	377	290,694
4.00%, 10/03/49(b)	243	203,925
6.50%, 10/27/36(a)(b)	560	636,457
AEP Texas Inc.
3.45%, 05/15/51 (Call 11/15/50)	331	233,132
3.80%, 10/01/47 (Call 04/01/47)(a)	183	135,298
5.25%, 05/15/52 (Call 11/15/51)	390	372,955
Series E, 6.65%, 02/15/33	159	166,173
Series G, 4.15%, 05/01/49 (Call 11/01/48)	184	144,141
Series H, 3.45%, 01/15/50 (Call 07/15/49)	220	156,683
AEP Transmission Co. LLC
3.15%, 09/15/49 (Call 03/15/49)	295	205,703
3.75%, 12/01/47 (Call 06/01/47)	240	186,583
3.80%, 06/15/49 (Call 12/15/48)	157	122,845
4.00%, 12/01/46 (Call 06/01/46)	85	68,606

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.25%, 09/15/48 (Call 03/15/48)	$194	$162,621
4.50%, 06/15/52 (Call 12/01/51)(a)	325	290,070
Series M, 3.65%, 04/01/50 (Call 10/01/49)	307	233,702
Series N, 2.75%, 08/15/51 (Call 02/15/51)	252	160,972
Alabama Power Co.
3.00%, 03/15/52 (Call 09/15/51)	250	171,494
3.13%, 07/15/51 (Call 01/15/51)	365	256,240
3.45%, 10/01/49 (Call 04/01/49)	287	211,074
3.75%, 03/01/45 (Call 09/01/44)	435	340,960
3.85%, 12/01/42	195	158,755
4.10%, 01/15/42	90	72,476
4.15%, 08/15/44 (Call 02/15/44)	267	224,922
4.30%, 01/02/46 (Call 07/02/45)	255	214,239
5.50%, 03/15/41(a)	288	280,673
5.70%, 02/15/33	75	77,388
6.00%, 03/01/39	232	243,773
6.13%, 05/15/38	120	125,072
Series 11-C, 5.20%, 06/01/41	220	207,619
Series A, 4.30%, 07/15/48 (Call 01/15/48)	267	224,874
Series B, 3.70%, 12/01/47 (Call 06/01/47)	365	284,007
Alfa Desarrollo SpA, 4.55%, 09/27/51 (Call 03/27/51)(b)	593	434,604
Ameren Illinois Co.
2.90%, 06/15/51 (Call 12/15/50)(a)	262	175,286
3.25%, 03/15/50 (Call 09/15/49)	162	116,392
3.70%, 12/01/47 (Call 06/01/47)	347	276,986
4.15%, 03/15/46 (Call 09/15/45)	320	270,764
4.30%, 07/01/44 (Call 01/01/44)	205	168,162
4.50%, 03/15/49 (Call 09/15/48)	335	301,706
4.80%, 12/15/43 (Call 06/15/43)	195	172,517
5.90%, 12/01/52	100	109,126
American Electric Power Co. Inc., 3.25%, 03/01/50
(Call 09/01/49)	232	156,945
American Transmission Systems Inc., 5.00%, 09/01/44
(Call 03/01/44)(b)	151	137,058
Appalachian Power Co.
4.40%, 05/15/44 (Call 11/15/43)	206	170,982
4.45%, 06/01/45 (Call 12/01/44)	126	105,533
7.00%, 04/01/38	295	330,054
Series L, 5.80%, 10/01/35	195	194,121
Series P, 6.70%, 08/15/37	170	181,119
Series Y, 4.50%, 03/01/49 (Call 09/01/48)	236	196,788
Series Z, 3.70%, 05/01/50 (Call 11/01/49)	295	217,193
Arizona Public Service Co.
2.65%, 09/15/50 (Call 03/15/50)(a)	365	217,967
3.35%, 05/15/50 (Call 11/15/49)	248	166,667
3.50%, 12/01/49 (Call 06/01/49)	112	77,436
3.75%, 05/15/46 (Call 11/15/45)	251	180,769
4.20%, 08/15/48 (Call 02/15/48)	233	180,004
4.25%, 03/01/49 (Call 09/01/48)	196	152,068
4.35%, 11/15/45 (Call 05/15/45)	32	25,441
4.50%, 04/01/42 (Call 10/01/41)	456	375,508
4.70%, 01/15/44 (Call 07/15/43)	185	147,040
5.05%, 09/01/41 (Call 03/01/41)	255	225,065
5.50%, 09/01/35(a)	195	182,137
Avista Corp.
4.00%, 04/01/52 (Call 10/01/51)	290	228,405
4.35%, 06/01/48 (Call 12/01/47)	91	76,082
Baltimore Gas & Electric Co.
2.90%, 06/15/50 (Call 12/15/49)	288	193,747
3.20%, 09/15/49 (Call 03/15/49)	247	176,216
Security	Par (000)	Value

Electric (continued)
3.50%, 08/15/46 (Call 02/15/46)(a)	$265	$200,008
3.75%, 08/15/47 (Call 02/15/47)	220	174,142
4.25%, 09/15/48 (Call 03/15/48)(a)	205	174,762
4.55%, 06/01/52 (Call 12/01/51)(a)	315	284,190
6.35%, 10/01/36	125	132,866
Basin Electric Power Cooperative, 4.75%, 04/26/47
(Call 10/26/46)(b)	144	112,024
Berkshire Hathaway Energy Co.
2.85%, 05/15/51 (Call 11/15/50)(a)	631	416,335
3.80%, 07/15/48 (Call 01/15/48)	437	344,936
4.25%, 10/15/50 (Call 04/15/50)	558	472,389
4.45%, 01/15/49 (Call 07/15/48)	613	537,940
4.50%, 02/01/45 (Call 08/01/44)	433	381,531
4.60%, 05/01/53 (Call 11/01/52)(a)(b)	315	285,053
5.15%, 11/15/43 (Call 05/15/43)	228	218,482
5.95%, 05/15/37	370	384,788
6.13%, 04/01/36	947	1,009,966
Black Hills Corp.
3.88%, 10/15/49 (Call 04/15/49)	164	117,186
4.20%, 09/15/46 (Call 03/15/46)	225	173,080
4.35%, 05/01/33 (Call 02/01/33)	196	173,083
Celeo Redes Operacion Chile SA, 5.20%, 06/22/47(b)	191	161,803
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	345	275,919
3.60%, 03/01/52 (Call 09/01/51)	130	101,657
3.95%, 03/01/48 (Call 09/01/47)	245	202,901
4.50%, 04/01/44 (Call 10/01/43)	367	334,705
Series AC, 4.25%, 02/01/49 (Call 08/01/48)(a)	450	390,654
Series AD, 2.90%, 07/01/50 (Call 01/01/50)	270	184,508
Series AF, 3.35%, 04/01/51 (Call 10/01/50)(a)	215	159,627
Series AJ, 4.85%, 10/01/52 (Call 04/01/52)	180	171,323
Series K2, 6.95%, 03/15/33	165	187,012
CenterPoint Energy Inc., 3.70%, 09/01/49
(Call 03/01/49)(a)	237	176,511
CEZ AS, 5.63%, 04/03/42(a)(b)	223	205,155
Cleco Corporate Holdings LLC, 4.97%, 05/01/46
(Call 11/01/45)(a)	325	280,196
Cleco Power LLC
6.00%, 12/01/40	183	174,335
6.50%, 12/01/35	265	276,997
Cleveland Electric Illuminating Co. (The), 5.95%, 12/15/36(a)	197	198,733
CMS Energy Corp.
4.70%, 03/31/43 (Call 09/30/42)	185	155,302
4.88%, 03/01/44 (Call 09/01/43)	166	149,984
Cometa Energia SA de CV, 6.38%, 04/24/35
(Call 01/24/35)(a)(b)	262	237,985
Comision Federal de Electricidad
3.88%, 07/26/33 (Call 04/26/33)(a)(b)	289	214,438
4.68%, 02/09/51 (Call 08/09/50)(b)	362	233,943
5.75%, 02/14/42(b)	261	209,126
6.13%, 06/16/45(b)	430	344,537
6.26%, 02/15/52 (Call 08/15/51)(b)	305	238,971
Commonwealth Edison Co.
3.00%, 03/01/50 (Call 09/01/49)	298	207,068
3.65%, 06/15/46 (Call 12/15/45)	445	344,572
3.70%, 03/01/45 (Call 09/01/44)	193	151,622
3.80%, 10/01/42 (Call 04/01/42)	285	233,646
4.00%, 03/01/48 (Call 09/01/47)	291	242,646
4.00%, 03/01/49 (Call 09/01/48)	233	191,488
4.35%, 11/15/45 (Call 05/15/45)	308	266,627

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.60%, 08/15/43 (Call 02/15/43)(a)	$190	$172,203
4.70%, 01/15/44 (Call 07/15/43)	215	196,553
6.45%, 01/15/38	299	331,258
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	432	342,576
Series 127, 3.20%, 11/15/49 (Call 05/15/49)	200	143,304
Series 130, 3.13%, 03/15/51 (Call 09/15/50)	344	242,072
Series 131, 2.75%, 09/01/51 (Call 03/01/51)	315	205,547
Series 133, 3.85%, 03/15/52 (Call 09/15/51)	295	238,961
Connecticut Light & Power Co. (The)
4.00%, 04/01/48 (Call 10/01/47)	187	158,045
4.30%, 04/15/44 (Call 10/15/43)	289	250,203
6.35%, 06/01/36(a)	200	210,731
Series A, 4.15%, 06/01/45 (Call 12/01/44)	200	168,324
Consolidated Edison Co. of New York Inc.
3.20%, 12/01/51 (Call 06/01/51)	195	137,655
3.60%, 06/15/61 (Call 12/15/60)(a)	485	356,263
3.70%, 11/15/59 (Call 05/15/59)	448	337,880
3.85%, 06/15/46 (Call 12/15/45)	177	140,554
3.95%, 03/01/43 (Call 09/01/42)	320	260,965
4.45%, 03/15/44 (Call 09/15/43)	235	205,151
4.50%, 12/01/45 (Call 06/01/45)	303	263,504
4.50%, 05/15/58 (Call 11/15/57)	586	491,465
4.63%, 12/01/54 (Call 06/01/54)(a)	344	297,966
5.70%, 06/15/40	355	356,678
6.15%, 11/15/52	360	395,888
Series 05-A, 5.30%, 03/01/35	210	207,790
Series 06-A, 5.85%, 03/15/36	292	295,688
Series 06-B, 6.20%, 06/15/36	225	239,416
Series 06-E, 5.70%, 12/01/36(a)	255	251,601
Series 07-A, 6.30%, 08/15/37	435	464,257
Series 08-B, 6.75%, 04/01/38	395	434,917
Series 09-C, 5.50%, 12/01/39	310	306,066
Series 12-A, 4.20%, 03/15/42	275	231,448
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	251	195,673
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)	661	538,815
Series A, 4.13%, 05/15/49 (Call 11/15/48)	383	311,643
Series C, 3.00%, 12/01/60 (Call 06/01/60)	315	199,498
Series C, 4.00%, 11/15/57 (Call 05/15/57)(a)	224	173,911
Series C, 4.30%, 12/01/56 (Call 06/01/56)	271	219,811
Series E, 4.65%, 12/01/48 (Call 06/01/48)	304	267,013
Consorcio Transmantaro SA, 5.20%, 04/11/38
(Call 01/11/38)(b)	520	466,965
Constellation Energy Generation LLC
5.60%, 06/15/42 (Call 12/15/41)	178	173,883
6.25%, 10/01/39	678	706,436
Consumers Energy Co.
2.50%, 05/01/60 (Call 11/01/59)	208	120,753
2.65%, 08/15/52 (Call 02/15/52)	190	121,247
3.10%, 08/15/50 (Call 02/15/50)	451	317,537
3.25%, 08/15/46 (Call 02/15/46)	320	232,944
3.50%, 08/01/51 (Call 02/01/51)	336	255,157
3.75%, 02/15/50 (Call 08/15/49)	173	136,759
3.95%, 05/15/43 (Call 11/15/42)	425	355,957
3.95%, 07/15/47 (Call 01/15/47)	215	176,942
4.05%, 05/15/48 (Call 11/15/47)	345	289,062
4.20%, 09/01/52 (Call 03/01/52)	225	195,038
4.35%, 04/15/49 (Call 10/15/48)	275	240,824
4.35%, 08/31/64 (Call 02/28/64)	159	130,413
Dayton Power & Light Co. (The), 3.95%, 06/15/49
(Call 12/15/48)	171	137,554
Security	Par (000)	Value

Electric (continued)
Delmarva Power & Light Co.
4.00%, 06/01/42 (Call 12/01/41)	$200	$160,120
4.15%, 05/15/45 (Call 11/15/44)	310	255,419
Dominion Energy Inc.
4.70%, 12/01/44 (Call 06/01/44)	267	232,174
4.85%, 08/15/52 (Call 02/15/52)	405	359,065
7.00%, 06/15/38	274	297,922
Series A, 4.60%, 03/15/49 (Call 09/15/48)	155	133,327
Series B, 3.30%, 04/15/41 (Call 10/15/40)(a)	244	183,284
Series B, 5.95%, 06/15/35	334	338,245
Series C, 4.05%, 09/15/42 (Call 03/15/42)	210	166,675
Series C, 4.90%, 08/01/41 (Call 02/01/41)	284	255,579
Series E, 6.30%, 03/15/33	226	240,129
Series F, 5.25%, 08/01/33	390	380,991
Dominion Energy South Carolina Inc.
4.60%, 06/15/43 (Call 12/15/42)	258	230,878
5.10%, 06/01/65 (Call 12/01/64)	156	145,483
5.30%, 05/15/33	260	264,242
5.45%, 02/01/41 (Call 08/01/40)	240	238,640
6.05%, 01/15/38	253	269,327
DTE Electric Co.
2.95%, 03/01/50 (Call 09/01/49)	50	34,495
3.70%, 03/15/45 (Call 09/15/44)	101	81,114
3.70%, 06/01/46 (Call 12/01/45)	260	205,002
3.75%, 08/15/47 (Call 02/15/47)	195	154,006
3.95%, 06/15/42 (Call 12/15/41)	173	138,631
3.95%, 03/01/49 (Call 09/01/48)	503	416,767
4.30%, 07/01/44 (Call 01/01/44)	246	215,530
5.70%, 10/01/37	193	191,966
Series A, 4.00%, 04/01/43 (Call 10/01/42)	246	205,095
Series A, 4.05%, 05/15/48 (Call 11/15/47)	240	200,117
Series A, 6.63%, 06/01/36(a)	275	303,480
Series B, 3.25%, 04/01/51 (Call 10/01/50)	417	304,081
Series B, 3.65%, 03/01/52 (Call 09/01/51)	325	254,695
Duke Energy Carolinas LLC
3.20%, 08/15/49 (Call 02/15/49)	376	269,346
3.45%, 04/15/51 (Call 10/15/50)	184	137,580
3.55%, 03/15/52 (Call 09/15/51)	260	198,277
3.70%, 12/01/47 (Call 06/01/47)	372	288,597
3.75%, 06/01/45 (Call 12/01/44)	317	250,989
3.88%, 03/15/46 (Call 09/15/45)	353	281,523
3.95%, 03/15/48 (Call 09/15/47)	223	181,136
4.00%, 09/30/42 (Call 03/30/42)	413	346,867
4.25%, 12/15/41 (Call 06/15/41)	414	361,049
5.30%, 02/15/40	347	347,548
6.00%, 01/15/38	424	449,064
6.05%, 04/15/38	349	370,018
6.10%, 06/01/37	333	347,643
Duke Energy Corp.
3.30%, 06/15/41 (Call 12/15/40)	432	320,761
3.50%, 06/15/51 (Call 12/15/50)(a)	417	297,001
3.75%, 09/01/46 (Call 03/01/46)	883	658,915
3.95%, 08/15/47 (Call 02/15/47)	311	238,443
4.20%, 06/15/49 (Call 12/15/48)	358	284,237
4.80%, 12/15/45 (Call 06/15/45)	312	276,302
5.00%, 08/15/52 (Call 02/15/52)	550	499,803
Duke Energy Florida LLC
3.00%, 12/15/51 (Call 06/15/51)	280	192,451
3.40%, 10/01/46 (Call 04/01/46)	318	234,057
3.85%, 11/15/42 (Call 05/15/42)	205	165,755

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.20%, 07/15/48 (Call 01/15/48)	$267	$225,827
5.65%, 04/01/40	301	306,222
5.95%, 11/15/52	110	121,020
6.35%, 09/15/37	321	348,030
6.40%, 06/15/38	440	488,120
Duke Energy Indiana LLC
2.75%, 04/01/50 (Call 10/01/49)	325	208,360
3.75%, 05/15/46 (Call 11/15/45)	246	193,353
6.12%, 10/15/35	300	307,441
6.35%, 08/15/38(a)	320	344,821
6.45%, 04/01/39	285	310,415
Series UUU, 4.20%, 03/15/42 (Call 09/15/41)	199	163,009
Series WWW, 4.90%, 07/15/43 (Call 01/15/43)(a)	226	208,684
Series YYY, 3.25%, 10/01/49 (Call 04/01/49)	246	170,922
Duke Energy Ohio Inc.
3.70%, 06/15/46 (Call 12/15/45)	215	160,623
4.30%, 02/01/49 (Call 08/01/48)	257	212,713
Duke Energy Progress LLC
2.50%, 08/15/50 (Call 02/15/50)	445	273,250
2.90%, 08/15/51 (Call 02/15/51)	242	160,724
3.60%, 09/15/47 (Call 03/15/47)	325	246,762
3.70%, 10/15/46 (Call 04/15/46)	296	228,515
4.00%, 04/01/52 (Call 10/01/51)	255	208,584
4.10%, 05/15/42 (Call 11/15/41)	312	264,055
4.10%, 03/15/43 (Call 09/15/42)	301	254,350
4.15%, 12/01/44 (Call 06/01/44)	309	260,801
4.20%, 08/15/45 (Call 02/15/45)	427	361,646
4.38%, 03/30/44 (Call 09/30/43)	205	178,576
6.30%, 04/01/38	265	287,503
E.ON International Finance BV, 6.65%, 04/30/38(a)(b)	654	660,151
El Paso Electric Co.
5.00%, 12/01/44 (Call 06/01/44)(a)	130	116,869
6.00%, 05/15/35	401	401,032
Electricite de France SA
4.75%, 10/13/35 (Call 04/13/35)(a)(b)	278	237,896
4.88%, 09/21/38 (Call 03/21/38)(b)	341	285,600
4.88%, 01/22/44(a)(b)	588	462,265
4.95%, 10/13/45 (Call 04/13/45)(b)	638	501,069
5.00%, 09/21/48 (Call 03/21/48)(a)(b)	744	585,091
5.25%, 10/13/55 (Call 04/13/55)(b)	201	156,924
5.60%, 01/27/40(b)	520	463,289
6.00%, 01/22/2114(b)	414	357,742
6.95%, 01/26/39(b)	975	1,003,953
Elm Road Generating Station Supercritical LLC, 6.09%, 02/11/40(b)	50	50,734
Emera U.S. Finance LP, 4.75%, 06/15/46 (Call 12/15/45)	741	586,848
Emirates Semb Corp. Water & Power Co. PJSC, 4.45%, 08/01/35(a)(b)	215	197,705
Empresa de Transmision Electrica SA, 5.13%, 05/02/49(a)(b)	325	250,250
Enel Finance International NV
2.88%, 07/12/41 (Call 01/12/41)(b)	225	136,804
4.75%, 05/25/47(a)(b)	557	433,300
5.50%, 06/15/52 (Call 12/15/51)(b)	620	523,927
6.00%, 10/07/39(b)	1,022	934,726
6.80%, 09/15/37(a)(b)	660	663,072
7.75%, 10/14/52 (Call 04/14/52)(a)(b)	500	550,561
Entergy Arkansas LLC
2.65%, 06/15/51 (Call 12/15/50)	367	228,392
3.35%, 06/15/52 (Call 12/15/51)	320	228,715
4.20%, 04/01/49 (Call 10/01/48)	218	182,536
Security	Par (000)	Value

Electric (continued)
4.95%, 12/15/44 (Call 12/15/24)	$375	$332,681
Entergy Corp., 3.75%, 06/15/50 (Call 12/15/49)(a)	305	229,609
Entergy Louisiana LLC
2.90%, 03/15/51 (Call 09/15/50)	406	266,676
3.10%, 06/15/41 (Call 12/15/40)	344	259,204
4.00%, 03/15/33 (Call 12/15/32)	1	909
4.20%, 09/01/48 (Call 03/01/48)	609	508,351
4.20%, 04/01/50 (Call 10/01/49)	291	240,462
4.75%, 09/15/52 (Call 03/15/52)	325	293,160
4.95%, 01/15/45 (Call 01/15/25)	315	285,574
Entergy Mississippi LLC
3.50%, 06/01/51 (Call 03/01/51)	275	200,986
3.85%, 06/01/49 (Call 12/01/48)	341	264,559
Entergy Texas Inc.
3.55%, 09/30/49 (Call 03/30/49)	270	198,128
4.50%, 03/30/39 (Call 09/30/38)	328	286,881
5.00%, 09/15/52 (Call 03/15/52)(a)	100	92,326
5.15%, 06/01/45 (Call 06/01/25)(a)	80	73,364
Evergy Kansas Central Inc.
3.25%, 09/01/49 (Call 03/01/49)	276	195,266
3.45%, 04/15/50 (Call 10/15/49)	190	137,965
4.10%, 04/01/43 (Call 10/01/42)	157	129,422
4.13%, 03/01/42 (Call 09/01/41)	491	412,295
4.25%, 12/01/45 (Call 06/01/45)	202	166,488
4.63%, 09/01/43 (Call 03/01/43)(a)	199	168,620
Evergy Kansas South Inc., 4.30%, 07/15/44
(Call 01/15/44)(b)	70	55,575
Evergy Metro Inc.
4.20%, 06/15/47 (Call 12/15/46)	175	143,806
4.20%, 03/15/48 (Call 09/15/47)	155	126,171
5.30%, 10/01/41 (Call 04/01/41)	389	374,076
Series 2019, 4.13%, 04/01/49 (Call 10/01/48)	250	202,193
Series B, 6.05%, 11/15/35	165	171,549
Eversource Energy, 3.45%, 01/15/50 (Call 07/15/49)(a)	295	215,513
Exelon Corp.
4.10%, 03/15/52 (Call 09/15/51)(b)	230	187,711
4.45%, 04/15/46 (Call 10/15/45)	458	391,249
4.70%, 04/15/50 (Call 10/15/49)	513	452,780
4.95%, 06/15/35 (Call 12/15/34)	115	111,366
5.10%, 06/15/45 (Call 12/15/44)	401	377,698
5.63%, 06/15/35(a)	387	396,363
Exelon Generation Co. LLC, 5.75%, 10/01/41
(Call 04/01/41)	433	422,453
FEL Energy VI Sarl, 5.75%, 12/01/40 (Call 12/01/37)(b)	240	197,549
FirstEnergy Transmission LLC
4.55%, 04/01/49 (Call 10/01/48)(a)(b)	333	271,323
5.45%, 07/15/44 (Call 01/15/44)(a)(b)	295	273,210
Florida Power & Light Co.
2.88%, 12/04/51 (Call 06/04/51)	650	453,081
3.15%, 10/01/49 (Call 04/01/49)	325	238,448
3.70%, 12/01/47 (Call 06/01/47)	428	346,702
3.80%, 12/15/42 (Call 06/15/42)	217	182,010
3.95%, 03/01/48 (Call 09/01/47)	606	508,578
3.99%, 03/01/49 (Call 09/01/48)	365	307,508
4.05%, 06/01/42 (Call 12/01/41)	419	364,624
4.05%, 10/01/44 (Call 04/01/44)	319	273,750
4.13%, 02/01/42 (Call 08/01/41)	415	364,607
4.13%, 06/01/48 (Call 12/01/47)	212	182,615
4.95%, 06/01/35	230	227,235
5.13%, 06/01/41 (Call 12/01/40)	265	254,386

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
5.25%, 02/01/41 (Call 08/01/40)	$285	$284,900
5.63%, 04/01/34	295	309,814
5.65%, 02/01/37	241	245,956
5.69%, 03/01/40	221	229,835
5.95%, 10/01/33	205	217,593
5.95%, 02/01/38	400	425,902
5.96%, 04/01/39	325	347,683
Georgia Power Co.
4.30%, 03/15/42	859	746,162
4.30%, 03/15/43	281	241,319
5.13%, 05/15/52 (Call 11/15/51)	500	479,556
5.40%, 06/01/40(a)	100	93,904
Series 10-C, 4.75%, 09/01/40	470	434,072
Series A, 3.25%, 03/15/51 (Call 09/15/50)	445	313,622
Series B, 3.70%, 01/30/50 (Call 07/30/49)	239	181,977
Great River Energy, 6.25%, 07/01/38(b)	419	428,998
Iberdrola International BV, 6.75%, 07/15/36	410	434,749
Idaho Power Co.
3.65%, 03/01/45 (Call 09/01/44)	244	183,376
Series K, 4.20%, 03/01/48 (Call 09/01/47)	140	113,950
Indiana Michigan Power Co.
3.25%, 05/01/51 (Call 11/01/50)	235	162,394
4.25%, 08/15/48 (Call 02/15/48)	295	243,137
6.05%, 03/15/37	239	248,858
Series K, 4.55%, 03/15/46 (Call 09/15/45)	240	204,955
Series L, 3.75%, 07/01/47 (Call 01/01/47)	225	168,827
Indianapolis Power & Light Co.
4.05%, 05/01/46 (Call 11/01/45)(b)	123	100,223
4.70%, 09/01/45 (Call 03/01/45)(b)	192	168,493
Infraestructura Energetica Nova SAB de CV
4.75%, 01/15/51 (Call 07/15/50)(b)	375	271,166
4.88%, 01/14/48(b)	342	246,240
Interchile SA, 4.50%, 06/30/56 (Call 12/30/55)(b)	740	577,348
Interconexion Electrica SA ESP, 3.83%, 11/26/33
(Call 08/26/33)(a)(b)	186	146,810
International Transmission Co., 4.63%, 08/15/43
(Call 02/15/43)	190	168,463
Interstate Power & Light Co.
3.10%, 11/30/51 (Call 05/30/51)	215	142,760
3.50%, 09/30/49 (Call 03/30/49)	253	184,190
3.70%, 09/15/46 (Call 03/15/46)	180	132,663
4.70%, 10/15/43 (Call 04/15/43)	188	156,804
6.25%, 07/15/39	360	376,541
ITC Holdings Corp., 5.30%, 07/01/43 (Call 01/01/43)	167	152,659
Jersey Central Power & Light Co., 6.15%, 06/01/37	161	160,797
Kentucky Utilities Co.
3.30%, 06/01/50 (Call 12/01/49)	265	189,019
4.38%, 10/01/45 (Call 04/01/45)	200	170,778
5.13%, 11/01/40 (Call 05/01/40)	557	528,402
Series 1, 4.65%, 11/15/43 (Call 05/15/43)	195	167,758
LLPL Capital Pte Ltd., 6.88%, 02/04/39(b)	202	172,865
Louisville Gas & Electric Co.
4.25%, 04/01/49 (Call 10/01/48)	99	82,290
4.38%, 10/01/45 (Call 04/01/45)	80	68,311
4.65%, 11/15/43 (Call 05/15/43)	172	148,935
5.13%, 11/15/40 (Call 05/15/40)	75	69,673
Massachusetts Electric Co.
4.00%, 08/15/46 (Call 02/15/46)(b)	285	212,933
5.90%, 11/15/39(b)	340	335,682
Security	Par (000)	Value

Electric (continued)
MidAmerican Energy Co.
2.70%, 08/01/52 (Call 02/01/52)	$360	$234,980
3.15%, 04/15/50 (Call 10/15/49)	580	414,016
3.65%, 08/01/48 (Call 02/01/48)	445	350,422
3.95%, 08/01/47 (Call 02/01/47)	450	371,692
4.25%, 05/01/46 (Call 11/01/45)	281	240,353
4.25%, 07/15/49 (Call 01/15/49)	589	507,551
4.40%, 10/15/44 (Call 04/15/44)	210	185,262
4.80%, 09/15/43 (Call 03/15/43)	216	201,156
5.75%, 11/01/35(a)	346	362,368
5.80%, 10/15/36	210	223,211
Minejesa Capital BV, 5.63%, 08/10/37(b)	330	253,948
Mississippi Power Co.
Series 12-A, 4.25%, 03/15/42	450	371,572
Series B, 3.10%, 07/30/51 (Call 01/30/51)	125	81,785
Monongahela Power Co., 5.40%, 12/15/43
(Call 06/15/43)(b)	217	209,829
Narragansett Electric Co. (The)
4.17%, 12/10/42(b)	192	153,936
5.64%, 03/15/40(b)	135	134,085
National Grid USA, 5.80%, 04/01/35	210	197,238
National Rural Utilities Cooperative Finance Corp.
4.30%, 03/15/49 (Call 09/15/48)	221	185,556
4.40%, 11/01/48 (Call 05/01/48)	159	135,156
Nevada Power Co.
5.38%, 09/15/40 (Call 03/15/40)	255	242,747
5.45%, 05/15/41 (Call 11/15/40)	130	123,119
5.90%, 05/01/53 (Call 11/01/52)(a)	100	108,403
Series EE, 3.13%, 08/01/50 (Call 02/01/50)	171	116,392
Series N, 6.65%, 04/01/36	260	286,199
Series R, 6.75%, 07/01/37	255	281,226
New England Power Co.
2.81%, 10/06/50 (Call 04/06/50)(b)	434	269,175
3.80%, 12/05/47 (Call 06/05/47)(b)	140	105,439
5.94%, 11/25/52(b)	100	103,079
New York State Electric & Gas Corp., 3.30%, 09/15/49
(Call 03/15/49)(b)	175	121,634
NextEra Energy Capital Holdings Inc., 3.00%, 01/15/52
(Call 07/15/51)	220	150,944
Niagara Mohawk Power Corp.
3.03%, 06/27/50 (Call 12/27/49)(a)(b)	462	286,703
4.12%, 11/28/42(b)	55	43,666
4.28%, 10/01/34 (Call 04/01/34)(b)	282	250,335
5.78%, 09/16/52 (Call 03/16/52)(b)	300	304,615
Northern States Power Co./MN
2.60%, 06/01/51 (Call 12/01/50)	334	215,859
2.90%, 03/01/50 (Call 09/01/49)	280	194,668
3.20%, 04/01/52 (Call 10/01/51)	211	152,821
3.40%, 08/15/42 (Call 02/15/42)	183	144,432
3.60%, 05/15/46 (Call 11/15/45)	312	244,785
3.60%, 09/15/47 (Call 03/15/47)	293	228,926
4.00%, 08/15/45 (Call 02/15/45)	170	141,500
4.13%, 05/15/44 (Call 11/15/43)	198	170,949
4.50%, 06/01/52 (Call 12/01/51)	225	206,902
4.85%, 08/15/40 (Call 02/15/40)	205	189,377
5.25%, 07/15/35	247	244,890
5.35%, 11/01/39(a)	285	289,741
6.20%, 07/01/37	285	311,757
6.25%, 06/01/36	316	344,981
NorthWestern Corp., 4.18%, 11/15/44 (Call 05/15/44)	78	63,374

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
NSTAR Electric Co.
3.10%, 06/01/51 (Call 12/01/50)	$360	$251,117
4.40%, 03/01/44 (Call 09/01/43)	161	141,764
4.55%, 06/01/52 (Call 12/01/51)	190	173,707
4.95%, 09/15/52 (Call 03/15/52)(a)	185	180,045
5.50%, 03/15/40	412	418,615
Oglethorpe Power Corp.
3.75%, 08/01/50 (Call 02/01/50)	199	143,925
4.20%, 12/01/42(a)	145	106,915
4.25%, 04/01/46 (Call 10/01/45)	340	254,918
4.55%, 06/01/44	80	61,272
5.05%, 10/01/48 (Call 04/01/48)	275	239,333
5.25%, 09/01/50	205	178,334
5.38%, 11/01/40	325	295,385
5.95%, 11/01/39	208	203,160
Ohio Edison Co.
6.88%, 07/15/36	315	343,992
8.25%, 10/15/38	230	277,070
Ohio Power Co.
4.00%, 06/01/49 (Call 12/01/48)	230	181,877
4.15%, 04/01/48 (Call 10/01/47)	235	189,952
Series D, 6.60%, 03/01/33(a)	260	277,456
Series F, 5.85%, 10/01/35	280	281,156
Series G, 6.60%, 02/15/33	135	143,452
Series R, 2.90%, 10/01/51 (Call 04/01/51)	330	219,425
Oklahoma Gas & Electric Co.
3.85%, 08/15/47 (Call 02/15/47)	210	162,334
3.90%, 05/01/43 (Call 11/01/42)	155	120,806
4.00%, 12/15/44 (Call 06/15/44)	70	54,347
4.15%, 04/01/47 (Call 10/01/46)	356	289,515
4.55%, 03/15/44 (Call 09/15/43)	166	138,940
5.25%, 05/15/41 (Call 11/15/40)	175	161,096
5.85%, 06/01/40	215	212,128
Oncor Electric Delivery Co. LLC
2.70%, 11/15/51 (Call 05/15/51)	110	72,418
3.10%, 09/15/49 (Call 03/15/49)	245	175,151
3.70%, 05/15/50 (Call 11/15/49)	225	178,752
3.75%, 04/01/45 (Call 10/01/44)	302	244,910
3.80%, 09/30/47 (Call 03/30/47)	326	265,440
3.80%, 06/01/49 (Call 12/01/48)	310	250,647
4.10%, 11/15/48 (Call 05/15/48)	347	293,834
4.55%, 12/01/41 (Call 06/01/41)	215	199,005
4.60%, 06/01/52 (Call 12/01/51)(a)(b)	250	232,500
4.95%, 09/15/52 (Call 03/15/52)(a)(b)	300	295,190
5.25%, 09/30/40	385	384,829
5.30%, 06/01/42 (Call 12/01/41)(a)	160	161,537
5.35%, 10/01/52 (Call 04/01/52)(a)	120	123,688
7.25%, 01/15/33	66	77,652
7.50%, 09/01/38	390	476,456
Pacific Gas and Electric Co.
3.30%, 08/01/40 (Call 02/01/40)(a)	520	362,715
3.50%, 08/01/50 (Call 02/01/50)	1,027	665,915
3.75%, 08/15/42 (Call 02/15/42)	264	180,422
3.95%, 12/01/47 (Call 06/01/47)	494	344,485
4.00%, 12/01/46 (Call 06/01/46)	320	218,802
4.20%, 06/01/41 (Call 12/01/40)	272	206,511
4.25%, 03/15/46 (Call 09/15/45)	270	192,285
4.30%, 03/15/45 (Call 09/15/44)	355	258,659
4.45%, 04/15/42 (Call 10/15/41)	280	210,907
4.50%, 07/01/40 (Call 01/01/40)	1,296	1,033,696
Security	Par (000)	Value

Electric (continued)
4.50%, 12/15/41 (Call 06/15/41)(a)	$210	$150,004
4.60%, 06/15/43 (Call 12/15/42)	221	170,442
4.75%, 02/15/44 (Call 08/15/43)	361	282,341
4.95%, 07/01/50 (Call 01/01/50)	1,747	1,398,566
5.25%, 03/01/52 (Call 09/01/51)	340	282,921
PacifiCorp
2.90%, 06/15/52 (Call 12/15/51)	594	400,619
3.30%, 03/15/51 (Call 09/15/50)	320	230,741
4.10%, 02/01/42 (Call 08/01/41)	107	90,423
4.13%, 01/15/49 (Call 07/15/48)(a)	295	244,685
4.15%, 02/15/50 (Call 08/15/49)	382	317,478
5.25%, 06/15/35	255	250,335
5.35%, 12/01/53	300	301,781
5.75%, 04/01/37	380	387,113
6.00%, 01/15/39	369	386,676
6.10%, 08/01/36	255	262,158
6.25%, 10/15/37	355	377,729
6.35%, 07/15/38	235	254,158
PECO Energy Co.
2.80%, 06/15/50 (Call 12/15/49)	252	167,629
2.85%, 09/15/51 (Call 03/15/51)	250	166,827
3.00%, 09/15/49 (Call 03/15/49)	316	219,954
3.05%, 03/15/51 (Call 09/15/50)	210	146,203
3.70%, 09/15/47 (Call 03/15/47)	219	173,741
3.90%, 03/01/48 (Call 09/01/47)	304	247,945
4.15%, 10/01/44 (Call 04/01/44)	119	101,189
4.38%, 08/15/52 (Call 02/15/52)	270	239,369
4.60%, 05/15/52 (Call 11/15/51)	245	225,228
4.80%, 10/15/43 (Call 04/15/43)	190	170,004
5.95%, 10/01/36	306	324,388
Pennsylvania Electric Co., 6.15%, 10/01/38	325	328,498
Perusahaan Listrik Negara PT, 4.00%, 06/30/50
(Call 12/30/49)(b)	703	492,157
Perusahaan Perseroan Persero PT Perusahaan
Listrik Negara
4.38%, 02/05/50(b)	390	283,159
4.88%, 07/17/49(b)	331	258,528
5.25%, 10/24/42(b)	702	616,096
6.15%, 05/21/48(b)	660	608,513
6.25%, 01/25/49(b)	370	343,044
Potomac Electric Power Co.
4.15%, 03/15/43 (Call 09/15/42)	406	345,443
6.50%, 11/15/37	305	336,038
7.90%, 12/15/38(a)	220	267,650
PPL Electric Utilities Corp.
3.00%, 10/01/49 (Call 04/01/49)	245	167,390
3.95%, 06/01/47 (Call 12/01/46)	315	258,888
4.13%, 06/15/44 (Call 12/15/43)	212	177,804
4.15%, 10/01/45 (Call 04/01/45)	246	205,934
4.15%, 06/15/48 (Call 12/15/47)	483	408,789
4.75%, 07/15/43 (Call 01/15/43)	195	178,982
5.20%, 07/15/41 (Call 01/15/41)	185	174,142
6.25%, 05/15/39(a)	230	248,143
Progress Energy Inc., 6.00%, 12/01/39	360	363,453
Public Service Co. of Colorado
3.55%, 06/15/46 (Call 12/15/45)	440	329,272
3.60%, 09/15/42 (Call 03/15/42)	237	188,177
3.80%, 06/15/47 (Call 12/15/46)	157	125,534
3.95%, 03/15/43 (Call 09/15/42)	190	152,082
4.05%, 09/15/49 (Call 03/15/49)	245	203,196

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.10%, 06/15/48 (Call 12/15/47)	$345	$289,540
4.30%, 03/15/44 (Call 09/15/43)	130	112,912
4.50%, 06/01/52 (Call 12/01/51)	220	197,921
4.75%, 08/15/41 (Call 02/15/41)	184	165,099
6.50%, 08/01/38	180	200,461
Series 17, 6.25%, 09/01/37	385	422,946
Series 34, 3.20%, 03/01/50 (Call 09/01/49)(a)	335	242,429
Series 36, 2.70%, 01/15/51 (Call 07/15/50)	145	94,758
Public Service Co. of New Hampshire, 3.60%, 07/01/49
(Call 01/01/49)	74	57,394
Public Service Co. of Oklahoma
Series G, 6.63%, 11/15/37	135	145,483
Series K, 3.15%, 08/15/51 (Call 02/15/51)	187	125,795
Public Service Electric & Gas Co.
2.05%, 08/01/50 (Call 02/01/50)(a)	186	105,031
2.70%, 05/01/50 (Call 11/01/49)	116	76,240
3.00%, 03/01/51 (Call 09/01/50)	267	183,871
3.15%, 01/01/50 (Call 07/01/49)	190	134,910
3.20%, 08/01/49 (Call 02/01/49)	180	129,317
3.60%, 12/01/47 (Call 06/01/47)	188	146,282
3.65%, 09/01/42 (Call 03/01/42)(a)	242	195,930
3.80%, 01/01/43 (Call 07/01/42)	150	123,189
3.80%, 03/01/46 (Call 09/01/45)	299	238,703
3.85%, 05/01/49 (Call 11/01/48)	219	175,161
3.95%, 05/01/42 (Call 11/01/41)	288	242,148
4.05%, 05/01/48 (Call 11/01/47)	235	196,467
4.15%, 11/01/45 (Call 05/01/45)	166	137,446
5.38%, 11/01/39	225	219,124
5.50%, 03/01/40	260	264,225
5.70%, 12/01/36	210	214,461
5.80%, 05/01/37	359	375,533
Series I, 4.00%, 06/01/44 (Call 12/01/43)	80	63,704
Series K, 4.05%, 05/01/45 (Call 11/01/44)	165	131,391
Puget Sound Energy Inc.
2.89%, 09/15/51 (Call 03/15/51)(a)	120	78,319
3.25%, 09/15/49 (Call 03/15/49)	266	184,300
4.22%, 06/15/48 (Call 12/15/47)	315	261,479
4.30%, 05/20/45 (Call 11/20/44)	291	244,472
4.43%, 11/15/41 (Call 05/15/41)	195	165,293
5.48%, 06/01/35	226	219,500
5.64%, 04/15/41 (Call 10/15/40)	205	205,322
5.76%, 10/01/39(a)	250	250,922
5.76%, 07/15/40(a)	275	273,426
5.80%, 03/15/40	301	306,019
6.27%, 03/15/37	260	269,188
Ruwais Power Co. PJSC, 6.00%, 08/31/36(a)(b)	475	484,266
San Diego Gas & Electric Co.
3.70%, 03/15/52 (Call 09/15/51)	50	39,504
3.95%, 11/15/41(a)	340	270,384
4.15%, 05/15/48 (Call 11/15/47)	193	160,764
4.30%, 04/01/42 (Call 10/01/41)	205	170,577
4.50%, 08/15/40	329	296,156
5.35%, 05/15/35	65	64,022
5.35%, 05/15/40	195	186,547
6.00%, 06/01/39	298	313,738
Series FFF, 6.13%, 09/15/37	185	189,166
Series RRR, 3.75%, 06/01/47 (Call 12/01/46)	120	94,203
Series TTT, 4.10%, 06/15/49 (Call 12/15/48)	176	145,324
Series UUU, 3.32%, 04/15/50 (Call 10/15/49)	154	110,858
Series WWW, 2.95%, 08/15/51 (Call 02/15/51)	435	302,594
Security	Par (000)	Value

Electric (continued)
Saudi Electricity Global Sukuk Co. 2, 5.06%, 04/08/43(a)(b)	$505	$471,020
Saudi Electricity Global Sukuk Co. 3, 5.50%, 04/08/44(b)	622	615,570
Sempra Energy
3.80%, 02/01/38 (Call 08/01/37)	555	451,867
4.00%, 02/01/48 (Call 08/01/47)	533	410,406
6.00%, 10/15/39	309	312,002
Sierra Pacific Power Co., Series P, 6.75%, 07/01/37	150	165,439
Solar Star Funding LLC, 5.38%, 06/30/35(b)	82	81,346
Southern California Edison Co.
3.45%, 02/01/52 (Call 08/01/51)	350	252,609
3.65%, 02/01/50 (Call 08/01/49)	712	531,269
3.90%, 12/01/41 (Call 06/01/41)	202	153,343
4.00%, 04/01/47 (Call 10/01/46)	886	695,665
4.05%, 03/15/42 (Call 09/15/41)	337	270,407
4.50%, 09/01/40 (Call 03/01/40)	359	311,392
4.65%, 10/01/43 (Call 04/01/43)	211	184,616
5.50%, 03/15/40	395	382,842
5.63%, 02/01/36(a)	274	268,445
6.00%, 01/15/34(a)	417	434,603
6.05%, 03/15/39	387	393,735
Series 04-G, 5.75%, 04/01/35	265	266,190
Series 05-B, 5.55%, 01/15/36	235	220,336
Series 05-E, 5.35%, 07/15/35	180	174,573
Series 06-E, 5.55%, 01/15/37	300	295,524
Series 08-A, 5.95%, 02/01/38	317	322,326
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	144	110,251
Series 20A, 2.95%, 02/01/51 (Call 08/01/50)	388	254,897
Series B, 4.88%, 03/01/49 (Call 09/01/48)	314	276,121
Series C, 3.60%, 02/01/45 (Call 08/01/44)	252	183,477
Series C, 4.13%, 03/01/48 (Call 09/01/47)	567	453,026
Series E, 5.45%, 06/01/52 (Call 12/01/51)	260	251,258
Series H, 3.65%, 06/01/51 (Call 12/01/50)	325	242,243
Southern Co. (The)
4.25%, 07/01/36 (Call 01/01/36)	181	160,080
4.40%, 07/01/46 (Call 01/01/46)	1,065	894,987
Southern Power Co.
5.15%, 09/15/41	395	358,684
5.25%, 07/15/43	170	154,225
Series F, 4.95%, 12/15/46 (Call 06/15/46)	256	221,561
Southwestern Electric Power Co.
3.25%, 11/01/51 (Call 05/01/51)	210	141,120
6.20%, 03/15/40	239	244,262
Series J, 3.90%, 04/01/45 (Call 10/01/44)	231	175,756
Series L, 3.85%, 02/01/48 (Call 08/01/47)	308	229,965
Southwestern Public Service Co.
3.40%, 08/15/46 (Call 02/15/46)	127	92,755
3.70%, 08/15/47 (Call 02/15/47)	213	162,569
3.75%, 06/15/49 (Call 12/15/48)	101	78,045
4.50%, 08/15/41 (Call 02/15/41)	202	179,048
6.00%, 10/01/36	173	173,878
Series 6, 4.40%, 11/15/48 (Call 05/15/48)	80	68,276
Series 8, 3.15%, 05/01/50 (Call 11/01/49)	298	210,304
State Grid Overseas Investment 2013 Ltd., 4.38%, 05/22/43(b)	200	180,580
State Grid Overseas Investment 2014 Ltd., 4.85%, 05/07/44(b)	500	484,832
State Grid Overseas Investment BVI Ltd, 4.00%, 05/04/47(a)(b)	260	220,831
Tampa Electric Co.
3.45%, 03/15/51 (Call 09/15/50)	275	200,096
3.63%, 06/15/50 (Call 12/15/49)	195	143,662

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.10%, 06/15/42 (Call 12/15/41)	$231	$190,499
4.20%, 05/15/45 (Call 11/15/44)	182	144,093
4.30%, 06/15/48 (Call 12/15/47)	216	179,086
4.35%, 05/15/44 (Call 11/15/43)	145	121,780
4.45%, 06/15/49 (Call 12/15/48)	236	200,011
5.00%, 07/15/52 (Call 01/15/52)	210	197,008
6.15%, 05/15/37	165	169,725
6.55%, 05/15/36	350	375,890
Toledo Edison Co. (The), 6.15%, 05/15/37	260	272,704
Tri-State Generation & Transmission Association Inc.
4.70%, 11/01/44 (Call 05/01/44)	190	153,030
6.00%, 06/15/40(b)	404	364,979
Tucson Electric Power Co.
3.25%, 05/01/51 (Call 11/01/50)	185	124,293
4.00%, 06/15/50 (Call 12/15/49)	214	165,772
4.85%, 12/01/48 (Call 06/01/48)	296	260,080
Union Electric Co.
2.63%, 03/15/51 (Call 09/15/50)	460	290,336
3.25%, 10/01/49 (Call 04/01/49)	215	153,892
3.65%, 04/15/45 (Call 10/15/44)	210	160,061
3.90%, 09/15/42 (Call 03/15/42)(a)	351	290,067
3.90%, 04/01/52 (Call 10/01/51)	135	110,141
4.00%, 04/01/48 (Call 10/01/47)	274	223,390
5.30%, 08/01/37	195	191,160
8.45%, 03/15/39	215	276,147
Virginia Electric & Power Co.
2.45%, 12/15/50 (Call 06/15/50)	653	395,527
2.95%, 11/15/51 (Call 05/15/51)	310	207,347
3.30%, 12/01/49 (Call 06/01/49)	262	189,788
4.00%, 01/15/43 (Call 07/15/42)	296	243,443
4.45%, 02/15/44 (Call 08/15/43)	415	362,253
4.60%, 12/01/48 (Call 06/01/48)	392	344,076
6.35%, 11/30/37	300	318,411
8.88%, 11/15/38	392	515,343
Series A, 6.00%, 05/15/37	268	280,964
Series B, 3.80%, 09/15/47 (Call 03/15/47)	390	304,770
Series B, 4.20%, 05/15/45 (Call 11/15/44)	317	263,772
Series B, 6.00%, 01/15/36	468	485,301
Series C, 4.00%, 11/15/46 (Call 05/15/46)	374	298,980
Series C, 4.63%, 05/15/52 (Call 11/15/51)	360	320,215
Series D, 4.65%, 08/15/43 (Call 02/15/43)	388	345,403
Wisconsin Electric Power Co.
3.65%, 12/15/42 (Call 06/15/42)	220	165,546
4.25%, 06/01/44 (Call 12/01/43)	82	66,415
4.30%, 12/15/45 (Call 06/15/45)	185	150,625
4.30%, 10/15/48 (Call 04/15/48)	266	220,783
5.63%, 05/15/33	470	491,642
5.70%, 12/01/36	220	223,112
Wisconsin Power and Light Co.
3.65%, 04/01/50 (Call 10/01/49)	149	112,053
4.10%, 10/15/44 (Call 04/15/44)	103	80,960
6.38%, 08/15/37	220	233,425
7.60%, 10/01/38	170	198,494
Wisconsin Public Service Corp.
2.85%, 12/01/51 (Call 06/01/51)	265	175,581
3.30%, 09/01/49 (Call 03/01/49)	290	205,598
3.67%, 12/01/42	150	115,415
4.75%, 11/01/44 (Call 05/01/44)	170	151,615
Xcel Energy Inc.
3.50%, 12/01/49 (Call 06/01/49)(a)	356	263,227
Security	Par (000)	Value

Electric (continued)
4.80%, 09/15/41 (Call 03/15/41)(a)	$154	$136,880
6.50%, 07/01/36	195	211,112
		171,409,048
Electrical Components & Equipment — 0.1%
Emerson Electric Co.
2.75%, 10/15/50 (Call 04/15/50)	348	231,310
2.80%, 12/21/51 (Call 06/21/51)	540	359,387
5.25%, 11/15/39(a)	230	230,054
6.13%, 04/15/39	160	169,963
		990,714
Electronics — 0.1%
Fortive Corp., 4.30%, 06/15/46 (Call 12/15/45)	274	216,224
Honeywell International Inc.
2.80%, 06/01/50 (Call 12/01/49)	224	164,558
3.81%, 11/21/47 (Call 05/21/47)	259	221,174
5.38%, 03/01/41(a)	440	462,823
5.70%, 03/15/36	5	5,404
5.70%, 03/15/37	425	459,254
Tyco Electronics Group SA, 7.13%, 10/01/37	403	466,463
		1,995,900
Engineering & Construction — 0.2%
Aeropuerto Internacional de Tocumen SA
4.00%, 08/11/41 (Call 08/11/40)(a)(b)	300	233,409
5.13%, 08/11/61 (Call 08/11/60)(b)	775	577,893
LBJ Infrastructure Group LLC, 3.80%, 12/31/57
(Call 06/30/57)(b)	405	260,393
Mexico City Airport Trust
5.50%, 10/31/46 (Call 04/30/46)(b)	426	316,200
5.50%, 07/31/47 (Call 01/31/47)(b)	1,121	838,389
		2,226,284
Entertainment — 0.5%
Magallanes Inc.
5.05%, 03/15/42 (Call 09/15/41)(b)	2,490	1,993,365
5.14%, 03/15/52 (Call 09/15/51)(a)(b)	4,065	3,149,810
5.39%, 03/15/62 (Call 09/15/61)(b)	1,650	1,276,753
		6,419,928
Environmental Control — 0.2%
Nature Conservancy (The), Series A, 3.96%, 03/01/52
(Call 09/01/51)	70	57,070
Republic Services Inc.
2.38%, 03/15/33 (Call 12/15/32)(a)	220	178,046
3.05%, 03/01/50 (Call 09/01/49)	232	163,781
5.70%, 05/15/41 (Call 11/15/40)	265	272,847
6.20%, 03/01/40	207	221,717
Waste Connections Inc.
2.95%, 01/15/52 (Call 07/15/51)	571	389,849
3.05%, 04/01/50 (Call 10/01/49)	364	254,392
4.20%, 01/15/33 (Call 10/15/32)	50	47,221
Waste Management Inc.
2.50%, 11/15/50 (Call 05/15/50)(a)	387	246,364
2.95%, 06/01/41 (Call 12/01/40)	200	151,027
3.90%, 03/01/35 (Call 09/01/34)	152	135,139
4.10%, 03/01/45 (Call 09/01/44)(a)	230	200,169
4.15%, 07/15/49 (Call 01/15/49)(a)	381	339,846
		2,657,468
Food — 2.0%
Bimbo Bakeries USA Inc., 4.00%, 05/17/51
(Call 11/17/50)(a)(b)	320	245,297

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
Campbell Soup Co.
3.13%, 04/24/50 (Call 10/24/49)(a)	$302	$207,450
4.80%, 03/15/48 (Call 09/15/47)(a)	403	365,611
Cencosud SA, 6.63%, 02/12/45 (Call 08/12/44)(a)(b)	220	211,090
Conagra Brands Inc.
5.30%, 11/01/38 (Call 05/01/38)	600	571,145
5.40%, 11/01/48 (Call 05/01/48)	589	557,252
General Mills Inc.
3.00%, 02/01/51 (Call 08/01/50)	203	138,017
4.15%, 02/15/43 (Call 08/15/42)	110	93,771
4.55%, 04/17/38 (Call 10/17/37)	294	262,947
4.70%, 04/17/48 (Call 10/17/47)	217	194,957
5.40%, 06/15/40(a)	445	440,746
Grupo Bimbo SAB de CV
4.00%, 09/06/49(a)(b)	265	204,371
4.70%, 11/10/47 (Call 05/10/47)(b)	319	276,672
4.88%, 06/27/44(b)	290	254,910
Hershey Co. (The)
2.65%, 06/01/50 (Call 12/01/49)	29	19,314
3.13%, 11/15/49 (Call 05/15/49)	225	163,817
3.38%, 08/15/46 (Call 02/15/46)	311	239,046
Hormel Foods Corp., 3.05%, 06/03/51 (Call 12/03/50)	347	245,194
Ingredion Inc.
3.90%, 06/01/50 (Call 12/01/49)	251	188,552
6.63%, 04/15/37(a)	169	173,885
JBS USA LUX SA/JBS USA Food Co./JBS USA
Finance Inc.
4.38%, 02/02/52 (Call 08/02/51)(b)	750	545,220
5.75%, 04/01/33 (Call 01/01/33)(b)	120	116,248
6.50%, 12/01/52 (Call 06/01/52)(b)	1,040	1,003,600
JM Smucker Co. (The)
2.75%, 09/15/41 (Call 03/15/41)	105	70,783
3.55%, 03/15/50 (Call 09/15/49)	290	200,654
4.25%, 03/15/35	230	207,002
4.38%, 03/15/45(a)	294	241,828
Kellogg Co., 4.50%, 04/01/46(a)	398	345,311
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40(a)	405	412,480
Kraft Heinz Foods Co.
4.38%, 06/01/46 (Call 12/01/45)	1,625	1,369,651
4.63%, 10/01/39 (Call 04/01/39)	325	291,001
4.88%, 10/01/49 (Call 04/01/49)(a)	868	781,564
5.00%, 07/15/35 (Call 01/15/35)(a)	285	279,934
5.00%, 06/04/42	945	885,318
5.20%, 07/15/45 (Call 01/15/45)	1,055	997,474
5.50%, 06/01/50 (Call 12/01/49)	665	655,976
6.50%, 02/09/40	360	390,622
6.88%, 01/26/39	170	188,115
7.13%, 08/01/39(a)(b)	650	725,779
Kroger Co. (The)
3.88%, 10/15/46 (Call 04/15/46)	285	220,352
3.95%, 01/15/50 (Call 07/15/49)(a)	350	278,425
4.45%, 02/01/47 (Call 08/01/46)	634	542,349
4.65%, 01/15/48 (Call 07/15/47)	275	241,530
5.00%, 04/15/42 (Call 10/15/41)	304	279,992
5.15%, 08/01/43 (Call 02/01/43)	225	207,009
5.40%, 07/15/40 (Call 01/15/40)	350	338,749
5.40%, 01/15/49 (Call 07/15/48)	300	289,686
6.90%, 04/15/38	295	326,003
Mars Inc.
2.38%, 07/16/40 (Call 01/16/40)(b)	555	387,167
Security	Par (000)	Value

Food (continued)
2.45%, 07/16/50 (Call 01/16/50)(b)	$317	$197,221
3.60%, 04/01/34 (Call 01/01/34)(b)	260	229,458
3.88%, 04/01/39 (Call 10/01/38)(b)	439	377,364
3.95%, 04/01/44 (Call 10/01/43)(a)(b)	328	273,183
3.95%, 04/01/49 (Call 10/01/48)(b)	590	489,463
4.13%, 04/01/54 (Call 10/01/53)(b)	350	289,043
4.20%, 04/01/59 (Call 10/01/58)(b)	427	346,602
McCormick & Co. Inc./MD, 4.20%, 08/15/47
(Call 02/15/47)(a)	185	152,835
Mondelez International Inc., 2.63%, 09/04/50
(Call 03/04/50)	663	424,339
Nestle Holdings Inc.
2.50%, 09/14/41 (Call 03/14/41)(a)(b)	367	262,662
2.63%, 09/14/51 (Call 03/14/51)(b)	390	262,355
3.90%, 09/24/38 (Call 03/24/38)(b)	726	647,732
4.00%, 09/24/48 (Call 03/24/48)(b)	963	830,876
4.70%, 01/15/53 (Call 07/15/52)(b)	610	594,033
Sysco Corp.
3.15%, 12/14/51 (Call 06/14/51)	560	383,439
3.30%, 02/15/50 (Call 08/15/49)	384	270,734
4.45%, 03/15/48 (Call 09/15/47)	324	272,079
4.50%, 04/01/46 (Call 10/01/45)	296	251,257
4.85%, 10/01/45 (Call 04/01/45)	309	277,401
5.38%, 09/21/35	230	228,061
6.60%, 04/01/40 (Call 10/01/39)	170	182,048
6.60%, 04/01/50 (Call 10/01/49)	703	784,266
Tesco PLC, 6.15%, 11/15/37(b)	275	265,444
Tyson Foods Inc.
4.55%, 06/02/47 (Call 12/02/46)	512	448,368
4.88%, 08/15/34 (Call 02/15/34)(a)	185	180,371
5.10%, 09/28/48 (Call 03/28/48)(a)	1,185	1,123,545
5.15%, 08/15/44 (Call 02/15/44)	303	286,804
		28,204,849
Forest Products & Paper — 0.2%
Celulosa Arauco y Constitucion SA
5.15%, 01/29/50 (Call 07/29/49)(a)(b)	80	63,829
5.50%, 11/02/47 (Call 05/02/47)	335	278,566
5.50%, 04/30/49 (Call 10/30/48)(a)(b)	290	241,271
International Paper Co.
4.35%, 08/15/48 (Call 02/15/48)(a)	404	342,376
4.40%, 08/15/47 (Call 02/15/47)	366	305,174
4.80%, 06/15/44 (Call 12/15/43)	311	269,303
5.00%, 09/15/35 (Call 03/15/35)(a)	85	82,369
5.15%, 05/15/46 (Call 11/15/45)(a)	120	109,417
6.00%, 11/15/41 (Call 05/15/41)	438	438,736
Stora Enso OYJ, 7.25%, 04/15/36(b)	200	213,662
Suzano Austria GmbH, 7.00%, 03/16/47 (Call 09/16/46)(b)	693	686,338
		3,031,041
Gas — 1.0%
APA Infrastructure Ltd., 5.00%, 03/23/35 (Call 12/23/34)(b)	234	212,649
Atmos Energy Corp.
2.85%, 02/15/52 (Call 08/15/51)	312	205,415
3.38%, 09/15/49 (Call 03/15/49)	275	202,862
4.13%, 10/15/44 (Call 04/15/44)	410	341,447
4.13%, 03/15/49 (Call 09/15/48)	287	238,428
4.15%, 01/15/43 (Call 07/15/42)	307	260,324
4.30%, 10/01/48 (Call 04/01/48)	351	292,207
5.50%, 06/15/41 (Call 12/15/40)	260	261,603
5.75%, 10/15/52 (Call 04/15/52)(a)	340	362,690
Boston Gas Co., 4.49%, 02/15/42(a)(b)	395	328,961

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Gas (continued)
Brooklyn Union Gas Co. (The)
4.27%, 03/15/48 (Call 09/15/47)(b)	$369	$277,439
4.49%, 03/04/49 (Call 09/04/48)(a)(b)	202	156,224
4.50%, 03/10/46 (Call 09/10/45)(b)	377	286,525
CenterPoint Energy Resources Corp.
4.10%, 09/01/47 (Call 03/01/47)(a)	191	156,146
5.85%, 01/15/41 (Call 07/15/40)	213	216,060
6.63%, 11/01/37	180	186,434
Centrica PLC, 5.38%, 10/16/43 (Call 04/16/43)(b)	290	261,284
East Ohio Gas Co. (The), 3.00%, 06/15/50
(Call 12/15/49)(b)	422	275,899
KeySpan Gas East Corp.
3.59%, 01/18/52 (Call 07/18/51)(b)	250	169,636
5.82%, 04/01/41(b)	335	326,390
Korea Gas Corp., 6.25%, 01/20/42(a)(b)	410	463,445
Mega Advance Investments Ltd., 6.38%, 05/12/41(a)(b)	200	212,802
Nakilat Inc., 6.07%, 12/31/33(a)(b)	322	330,080
NiSource Inc.
3.95%, 03/30/48 (Call 09/30/47)(a)	361	284,933
4.38%, 05/15/47 (Call 11/15/46)(a)	550	460,552
4.80%, 02/15/44 (Call 08/15/43)	340	303,814
5.00%, 06/15/52 (Call 12/15/51)	375	346,098
5.25%, 02/15/43 (Call 08/15/42)	279	263,147
5.65%, 02/01/45 (Call 08/01/44)(a)	151	148,802
5.80%, 02/01/42 (Call 08/01/41)	245	232,522
5.95%, 06/15/41 (Call 12/15/40)	276	278,821
ONE Gas Inc.
4.50%, 11/01/48 (Call 05/01/48)	159	132,399
4.66%, 02/01/44 (Call 08/01/43)	406	349,196
Piedmont Natural Gas Co. Inc.
3.35%, 06/01/50 (Call 12/01/49)	261	180,347
3.64%, 11/01/46 (Call 05/01/46)	170	123,497
4.10%, 09/18/34 (Call 03/18/34)	195	170,188
4.65%, 08/01/43 (Call 02/01/43)	185	159,997
5.05%, 05/15/52 (Call 11/15/51)	240	218,414
Southern California Gas Co.
3.75%, 09/15/42 (Call 03/15/42)	365	286,956
4.45%, 03/15/44 (Call 09/15/43)	190	156,887
5.13%, 11/15/40	280	263,678
Series KK, 5.75%, 11/15/35	225	226,972
Series UU, 4.13%, 06/01/48 (Call 12/01/47)	265	214,700
Series VV, 4.30%, 01/15/49 (Call 07/15/48)	249	205,817
Series WW, 3.95%, 02/15/50 (Call 08/15/49)	175	136,845
Southern Co. Gas Capital Corp.
3.95%, 10/01/46 (Call 04/01/46)	296	225,231
4.40%, 06/01/43 (Call 12/01/42)	280	232,490
4.40%, 05/30/47 (Call 11/30/46)	366	297,516
5.88%, 03/15/41 (Call 09/15/40)	391	388,947
6.00%, 10/01/34	165	164,487
Series 21A, 3.15%, 09/30/51 (Call 03/30/51)	165	108,537
Southwest Gas Corp.
3.18%, 08/15/51 (Call 02/15/51)	131	79,639
3.80%, 09/29/46 (Call 03/29/46)(a)	195	135,259
4.15%, 06/01/49 (Call 12/01/48)	248	177,749
Spire Inc., 4.70%, 08/15/44 (Call 02/15/44)	220	185,127
Spire Missouri Inc., 3.30%, 06/01/51 (Call 12/01/50)	170	119,311
Washington Gas Light Co.
3.65%, 09/15/49 (Call 03/15/49)	243	182,173
Series K, 3.80%, 09/15/46 (Call 03/15/46)	397	305,908
		13,771,906
Security	Par (000)	Value

Hand & Machine Tools — 0.1%
Snap-on Inc.
3.10%, 05/01/50 (Call 11/01/49)(a)	$247	$179,625
4.10%, 03/01/48 (Call 09/01/47)(a)	323	277,550
Stanley Black & Decker Inc.
2.75%, 11/15/50 (Call 05/15/50)	379	241,988
4.85%, 11/15/48 (Call 05/15/48)(a)	187	170,049
5.20%, 09/01/40	480	465,712
		1,334,924
Health Care - Products — 1.1%
Abbott Laboratories
4.75%, 11/30/36 (Call 05/30/36)	879	883,369
4.75%, 04/15/43 (Call 10/15/42)	168	163,874
4.90%, 11/30/46 (Call 05/30/46)	1,744	1,750,185
5.30%, 05/27/40	503	521,748
6.00%, 04/01/39	385	424,427
6.15%, 11/30/37	504	571,067
Alcon Finance Corp.
3.80%, 09/23/49 (Call 03/23/49)(a)(b)	206	155,180
5.75%, 12/06/52(b)	200	202,324
Baxter International Inc.
3.13%, 12/01/51 (Call 06/01/51)	385	257,867
3.50%, 08/15/46 (Call 02/15/46)	459	333,678
4.50%, 06/15/43 (Call 12/15/42)(a)	75	64,139
6.25%, 12/01/37	100	102,788
Boston Scientific Corp.
4.55%, 03/01/39 (Call 09/01/38)(a)	185	166,954
4.70%, 03/01/49 (Call 09/01/48)(a)	274	249,214
6.75%, 11/15/35	300	328,579
7.38%, 01/15/40	325	377,087
Covidien International Finance SA, 6.55%, 10/15/37	295	334,283
Danaher Corp.
2.60%, 10/01/50 (Call 04/01/50)	764	503,701
2.80%, 12/10/51 (Call 06/10/51)	730	502,689
4.38%, 09/15/45 (Call 03/15/45)	290	259,861
DH Europe Finance II Sarl
3.25%, 11/15/39 (Call 05/15/39)	558	448,950
3.40%, 11/15/49 (Call 05/15/49)(a)	498	379,878
GE Healthcare Holding LLC, 6.38%, 11/22/52(b)	290	322,601
Koninklijke Philips NV
5.00%, 03/15/42	299	260,927
6.88%, 03/11/38(a)	586	625,700
Medtronic Inc.
4.00%, 04/01/43 (Call 10/01/42)(a)	50	43,785
4.38%, 03/15/35	1,109	1,068,542
4.63%, 03/15/45	1,110	1,062,992
PerkinElmer Inc., 3.63%, 03/15/51 (Call 09/15/50)(a)	213	149,398
STERIS Irish FinCo UnLtd Co., 3.75%, 03/15/51
(Call 09/15/50)	411	296,740
Stryker Corp.
2.90%, 06/15/50 (Call 12/15/49)	385	259,899
4.10%, 04/01/43 (Call 10/01/42)	432	354,476
4.38%, 05/15/44 (Call 11/15/43)	215	182,398
4.63%, 03/15/46 (Call 09/15/45)	435	391,205
Thermo Fisher Scientific Inc.
2.80%, 10/15/41 (Call 04/15/41)	875	658,517
4.10%, 08/15/47 (Call 02/15/47)	582	513,446
5.30%, 02/01/44 (Call 08/01/43)	308	314,954
Zimmer Biomet Holdings Inc.
4.25%, 08/15/35 (Call 02/15/35)	189	159,664
4.45%, 08/15/45 (Call 02/15/45)	154	123,708

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products (continued)
5.75%, 11/30/39	$229	$222,446
		15,993,240
Health Care - Services — 4.3%
AdventHealth Obligated Group, Series E, 2.80%, 11/15/51
(Call 05/15/51)	215	136,018
Adventist Health System/West, 3.63%, 03/01/49
(Call 09/01/48)	320	231,734
Advocate Health & Hospitals Corp.
3.39%, 10/15/49 (Call 04/15/49)	248	181,734
4.27%, 08/15/48 (Call 02/15/48)	208	180,804
Series 2020, 3.01%, 06/15/50 (Call 12/15/49)	145	99,174
Aetna Inc.
3.88%, 08/15/47 (Call 02/15/47)	503	390,386
4.13%, 11/15/42 (Call 05/15/42)	324	266,458
4.50%, 05/15/42 (Call 11/15/41)	338	291,174
4.75%, 03/15/44 (Call 09/15/43)	92	81,444
6.63%, 06/15/36	481	510,056
6.75%, 12/15/37	489	528,364
AHS Hospital Corp.
5.02%, 07/01/45	190	185,992
Series 2021, 2.78%, 07/01/51 (Call 01/01/51)	330	212,785
Allina Health System
2.90%, 11/15/51 (Call 05/15/51)	160	104,826
4.81%, 11/15/45 (Call 05/15/45)(a)	175	165,194
Series 2019, 3.89%, 04/15/49	196	160,636
Anthem Inc., 4.55%, 05/15/52 (Call 11/15/51)	395	350,993
Ascension Health
3.95%, 11/15/46	464	387,212
4.85%, 11/15/53	415	394,528
Series B, 3.11%, 11/15/39 (Call 05/15/39)	224	173,288
Banner Health
2.91%, 01/01/42 (Call 07/01/41)	140	102,572
2.91%, 01/01/51 (Call 07/01/50)	285	189,976
Series 2020, 3.18%, 01/01/50 (Call 07/01/49)	174	122,475
Baptist Health South Florida Inc., Series 2017, 4.34%, 11/15/41(a)	83	71,937
Baptist Health South Florida Obligated Group, Series 2021, 3.12%, 11/15/71 (Call 05/15/71)	10	5,908
Baptist Healthcare System Obligated Group, Series 20B, 3.54%, 08/15/50 (Call 02/15/50)(a)	390	282,912
BayCare Health System Inc., Series 2020, 3.83%, 11/15/50 (Call 05/15/50)	226	181,698
Baylor Scott & White Holdings
3.97%, 11/15/46 (Call 05/15/46)	240	200,621
4.19%, 11/15/45 (Call 05/15/45)	373	320,725
Series 2021, 2.84%, 11/15/50 (Call 11/15/49)	448	295,468
Beth Israel Lahey Health Inc., Series L, 3.08%, 07/01/51
(Call 01/01/51)	200	127,905
BHSH System Obligated Group, Series 19A, 3.49%, 07/15/49 (Call 01/15/49)	234	176,180
Bon Secours Mercy Health Inc., Series 20-2, 3.21%, 06/01/50 (Call 12/01/49)	206	138,249
Catholic Health Services of Long Island Obligated Group, Series 2020, 3.37%, 07/01/50 (Call 01/01/50)	205	146,442
Children’s Health System of Texas, 2.51%, 08/15/50
(Call 02/15/50)	300	183,691
Children’s Hospital Corp. (The)
Series 2017, 4.12%, 01/01/47 (Call 07/01/46)	137	117,079
Series 2020, 2.59%, 02/01/50 (Call 08/01/49)	165	102,142
Children’s Hospital Medical Center/Cincinnati OH, 4.27%, 05/15/44	101	88,547
Security	Par (000)	Value

Health Care - Services (continued)
Children’s Hospital of Philadelphia (The), Series 2020, 2.70%, 07/01/50 (Call 01/01/50)	$275	$177,822
Children’s Hospital/DC, Series 2020, 2.93%, 07/15/50
(Call 01/15/50)	239	151,230
City of Hope
Series 2013, 5.62%, 11/15/43	170	174,044
Series 2018, 4.38%, 08/15/48 (Call 02/15/48)(a)	329	274,913
Cleveland Clinic Foundation (The), 4.86%, 01/01/2114	230	202,329
CommonSpirit Health
3.82%, 10/01/49 (Call 04/01/49)(a)	418	308,459
3.91%, 10/01/50 (Call 04/01/50)	362	264,660
4.19%, 10/01/49 (Call 04/01/49)(a)	487	377,220
4.35%, 11/01/42	244	206,508
6.46%, 11/01/52	50	53,830
Community Health Network Inc., Series 20-A, 3.10%, 05/01/50 (Call 11/01/49)	263	167,220
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49 (Call 05/01/49)	344	248,149
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48
(Call 02/01/48)	214	172,190
Dignity Health
4.50%, 11/01/42	201	166,746
5.27%, 11/01/64	80	67,722
Duke University Health System Inc., Series 2017, 3.92%, 06/01/47 (Call 12/01/46)	488	404,059
Elevance Health Inc.
3.13%, 05/15/50 (Call 11/15/49)	553	384,244
3.60%, 03/15/51 (Call 09/15/50)	744	561,393
3.70%, 09/15/49 (Call 03/15/49)	562	431,397
4.38%, 12/01/47 (Call 06/01/47)	949	821,663
4.55%, 03/01/48 (Call 09/01/47)	521	463,039
4.63%, 05/15/42	526	479,628
4.65%, 01/15/43	582	537,602
4.65%, 08/15/44 (Call 02/15/44)	532	478,440
4.85%, 08/15/54 (Call 02/15/54)	125	108,771
5.10%, 01/15/44	297	282,075
5.85%, 01/15/36	180	184,108
5.95%, 12/15/34	230	235,057
6.10%, 10/15/52	80	87,041
6.38%, 06/15/37	150	161,831
Franciscan Missionaries of Our Lady Health System Inc., Series B, 3.91%, 07/01/49 (Call 01/01/49)(a)	180	140,100
Fred Hutchinson Cancer Center, 4.97%, 01/01/52
(Call 07/01/51)(a)	105	97,725
Hackensack Meridian Health Inc.
4.21%, 07/01/48 (Call 01/01/48)	234	198,865
4.50%, 07/01/57 (Call 01/01/57)	205	173,048
Series 2020, 2.68%, 09/01/41 (Call 03/01/41)	205	140,490
Series 2020, 2.88%, 09/01/50 (Call 03/01/50)	279	183,759
Hartford HealthCare Corp., 3.45%, 07/01/54(a)	204	143,474
HCA Inc.
3.50%, 07/15/51 (Call 01/15/51)	1,051	710,311
4.38%, 03/15/42 (Call 09/15/41)(b)	490	397,118
4.63%, 03/15/52 (Call 09/15/51)(b)	925	745,814
5.13%, 06/15/39 (Call 12/15/38)	788	702,369
5.25%, 06/15/49 (Call 12/15/48)	1,160	1,014,450
5.50%, 06/15/47 (Call 12/15/46)	930	847,984
7.50%, 11/06/33(a)	100	106,752
Health Care Service Corp. A Mutual Legal Reserve Co., 3.20%, 06/01/50 (Call 12/01/49)(b)	420	283,606
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52
(Call 01/15/52)	180	143,233

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Humana Inc.
3.95%, 08/15/49 (Call 02/15/49)	$359	$285,604
4.63%, 12/01/42 (Call 06/01/42)	297	262,328
4.80%, 03/15/47 (Call 09/15/46)	268	239,578
4.95%, 10/01/44 (Call 04/01/44)(a)	450	416,864
8.15%, 06/15/38(a)	179	211,835
Indiana University Health Inc. Obligated Group
3.97%, 11/01/48 (Call 05/01/48)	424	352,892
Series 2021, 2.85%, 11/01/51 (Call 05/01/51)	80	51,708
Inova Health System Foundation, 4.07%, 05/15/52
(Call 11/15/51)	165	138,304
Integris Baptist Medical Center Inc., Series A, 3.88%, 08/15/50 (Call 02/15/50)(a)	250	185,010
Iowa Health System, Series 2020, 3.67%, 02/15/50
(Call 08/15/49)	179	132,667
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46	521	420,754
Kaiser Foundation Hospitals
4.15%, 05/01/47 (Call 11/01/46)	849	737,748
4.88%, 04/01/42	639	618,812
Series 2019, 3.27%, 11/01/49 (Call 05/01/49)	647	473,622
Series 2021, 2.81%, 06/01/41 (Call 12/01/40)	620	456,289
Series 2021, 3.00%, 06/01/51 (Call 12/01/50)(a)	795	550,731
Laboratory Corp. of America Holdings, 4.70%, 02/01/45
(Call 08/01/44)	543	478,054
Mass General Brigham Inc.
Series 2017, 3.77%, 07/01/48 (Call 01/01/48)	142	112,866
Series 2020, 3.19%, 07/01/49 (Call 01/01/49)	89	63,803
Series 2020, 3.34%, 07/01/60 (Call 01/01/60)	399	266,025
Massachusetts Mutual Life Insurance Co., 5.67%, 12/01/52(b)	300	300,983
Mayo Clinic
3.77%, 11/15/43	15	11,972
Series 2013, 4.00%, 11/15/47	100	85,964
Series 2016, 4.13%, 11/15/52	355	302,333
Series 2021, 3.20%, 11/15/61 (Call 05/15/61)(a)	371	247,765
McLaren Health Care Corp., Series A, 4.39%, 05/15/48
(Call 11/15/47)	286	242,291
MedStar Health Inc., Series 20A, 3.63%, 08/15/49(a)	240	173,087
Memorial Health Services, 3.45%, 11/01/49
(Call 05/01/49)	107	79,705
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	155	130,303
5.00%, 07/01/42	411	413,023
Series 2015, 4.20%, 07/01/55	335	276,929
Series 2020, 2.96%, 01/01/50 (Call 07/01/49)	50	33,561
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50
(Call 06/01/50)	320	206,639
MidMichigan Health, Series 2020, 3.41%, 06/01/50
(Call 12/01/49)	180	125,509
Montefiore Obligated Group
4.29%, 09/01/50	135	83,531
Series 18-C, 5.25%, 11/01/48	258	192,236
Mount Nittany Medical Center Obligated Group, 3.80%, 11/15/52	160	122,109
Mount Sinai Hospitals Group Inc.
Series 2017, 3.98%, 07/01/48(a)	180	142,421
Series 2019, 3.74%, 07/01/49 (Call 01/01/49)	259	194,444
Series 2020, 3.39%, 07/01/50 (Call 07/01/49)	325	222,049
MultiCare Health System, 2.80%, 08/15/50 (Call 02/15/50)	176	106,358
Nationwide Children’s Hospital Inc., 4.56%, 11/01/52
(Call 05/01/52)	185	167,869
Security	Par (000)	Value

Health Care - Services (continued)
New York and Presbyterian Hospital (The)
2.26%, 08/01/40 (Call 02/01/40)	$185	$123,170
2.61%, 08/01/60 (Call 02/01/60)(a)	155	89,365
3.56%, 08/01/36	175	148,537
4.02%, 08/01/45(a)	310	260,514
4.06%, 08/01/56(a)	198	160,313
4.76%, 08/01/2116	180	151,546
Series 2019, 3.95%, 08/01/2119 (Call 02/01/2119)	250	175,619
Northwell Healthcare Inc.
3.81%, 11/01/49 (Call 11/01/48)	222	160,272
3.98%, 11/01/46 (Call 11/01/45)	370	285,802
4.26%, 11/01/47 (Call 11/01/46)	554	442,480
6.15%, 11/01/43(a)	250	256,536
Northwestern Memorial Healthcare Obligated Group, Series 2021, 2.63%, 07/15/51 (Call 01/15/51)(a)	125	79,717
Novant Health Inc.
2.64%, 11/01/36 (Call 08/01/36)	125	94,383
3.17%, 11/01/51 (Call 05/01/51)	507	362,685
3.32%, 11/01/61 (Call 05/01/61)(a)	271	183,927
4.37%, 11/01/43	150	125,368
NY Society for Relief of Ruptured & Crippled Maintaining
Hosp Special Surgery, Series 2020, 2.67%, 10/01/50
(Call 04/01/50)(a)	189	117,536
NYU Langone Hospitals, Series 2020, 3.38%, 07/01/55
(Call 01/01/55)	130	90,110
Ochsner Clinic Foundation, 5.90%, 05/15/45
(Call 11/15/44)	260	266,096
OhioHealth Corp.
2.83%, 11/15/41 (Call 05/15/41)	285	207,448
Series 2020, 3.04%, 11/15/50 (Call 05/15/50)	145	102,291
Orlando Health Obligated Group
3.33%, 10/01/50 (Call 04/01/50)(a)	170	121,096
4.09%, 10/01/48 (Call 04/01/48)	205	169,571
PeaceHealth Obligated Group
Series 2018, 4.79%, 11/15/48 (Call 05/15/48)	220	186,027
Series 2020, 3.22%, 11/15/50 (Call 05/15/50)	295	198,069
Piedmont Healthcare Inc.
2.86%, 01/01/52 (Call 07/01/51)(a)	139	86,669
Series 2042, 2.72%, 01/01/42 (Call 07/01/41)	315	220,372
Presbyterian Healthcare Services, 4.88%, 08/01/52
(Call 02/01/52)	125	120,236
Providence St Joseph Health Obligated Group
Series 21A, 2.70%, 10/01/51 (Call 04/01/51)	310	186,536
Series A, 3.93%, 10/01/48 (Call 04/01/48)	440	346,587
Series I, 3.74%, 10/01/47(a)	180	139,158
Queen’s Health Systems (The), 4.81%, 07/01/52
(Call 01/01/52)	125	117,051
Quest Diagnostics Inc., 4.70%, 03/30/45 (Call 09/30/44)	168	142,546
Rady Children’s Hospital-San Diego/CA, Series 21A, 3.15%, 08/15/51 (Call 08/15/50)	230	162,243
Roche Holdings Inc.
2.61%, 12/13/51 (Call 06/13/51)(b)	1,215	813,416
4.00%, 11/28/44 (Call 05/28/44)(b)	586	508,885
7.00%, 03/01/39(b)	415	506,662
RWJ Barnabas Health Inc.
3.48%, 07/01/49 (Call 01/01/49)	134	99,249
3.95%, 07/01/46 (Call 07/01/45)	220	182,767
Seattle Children’s Hospital, Series 2021, 2.72%, 10/01/50
(Call 10/01/49)	305	198,120
Sentara Healthcare, 2.93%, 11/01/51 (Call 05/01/51)	125	81,041
Sharp HealthCare, Series 20B, 2.68%, 08/01/50
(Call 08/01/49)	85	53,746

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Southern Baptist Hospital of Florida Inc., 4.86%, 07/15/45
(Call 01/15/45)	$220	$199,235
Stanford Health Care
3.03%, 08/15/51 (Call 02/15/51)	235	161,261
Series 2018, 3.80%, 11/15/48 (Call 05/15/48)	413	335,381
Summa Health, 3.51%, 11/15/51 (Call 05/15/51)	205	140,132
Sutter Health
Series 2018, 4.09%, 08/15/48 (Call 02/15/48)	168	135,996
Series 20A, 3.16%, 08/15/40 (Call 02/15/40)	145	107,896
Series 20A, 3.36%, 08/15/50 (Call 02/15/50)	296	205,958
Texas Health Resources
2.33%, 11/15/50 (Call 05/15/50)	70	40,556
4.33%, 11/15/55	200	169,165
Toledo Hospital (The), 5.75%, 11/15/38 (Call 11/15/28)	240	229,720
Trinity Health Corp.
4.13%, 12/01/45	400	341,676
Series 2019, 3.43%, 12/01/48(a)	150	111,204
Series 2021, 2.63%, 12/01/40 (Call 06/01/40)	276	194,086
UMass Memorial Health Care Obligated Group, 5.36%, 07/01/52 (Call 01/01/52)	105	97,455
UnitedHealth Group Inc.
2.75%, 05/15/40 (Call 11/15/39)	665	493,640
2.90%, 05/15/50 (Call 11/15/49)	726	502,409
3.05%, 05/15/41 (Call 11/15/40)	737	563,662
3.13%, 05/15/60 (Call 11/15/59)(a)	345	238,755
3.25%, 05/15/51 (Call 11/15/50)	972	713,261
3.50%, 08/15/39 (Call 02/15/39)	773	639,928
3.70%, 08/15/49 (Call 02/15/49)	775	616,851
3.75%, 10/15/47 (Call 04/15/47)	565	455,115
3.88%, 08/15/59 (Call 02/15/59)	676	538,590
3.95%, 10/15/42 (Call 04/15/42)	372	316,158
4.20%, 01/15/47 (Call 07/15/46)	460	396,255
4.25%, 03/15/43 (Call 09/15/42)	472	419,778
4.25%, 04/15/47 (Call 10/15/46)	446	387,183
4.25%, 06/15/48 (Call 12/15/47)(a)	618	542,204
4.38%, 03/15/42 (Call 09/15/41)	445	401,273
4.45%, 12/15/48 (Call 06/15/48)	650	582,918
4.63%, 07/15/35	242	237,559
4.63%, 11/15/41 (Call 05/15/41)	474	440,448
4.75%, 07/15/45	1,145	1,081,132
4.75%, 05/15/52 (Call 11/15/51)	1,185	1,121,303
4.95%, 05/15/62 (Call 11/15/61)	740	709,769
5.70%, 10/15/40 (Call 04/15/40)	354	367,660
5.80%, 03/15/36	548	583,635
5.88%, 02/15/53 (Call 08/15/52)	1,190	1,316,905
5.95%, 02/15/41 (Call 08/15/40)	312	332,269
6.05%, 02/15/63 (Call 08/15/62)	815	914,340
6.50%, 06/15/37	531	594,189
6.63%, 11/15/37	531	604,076
6.88%, 02/15/38	385	448,866
WakeMed, Series A, 3.29%, 10/01/52 (Call 04/01/52)	185	126,067
West Virginia United Health System Obligated Group, Series 2020, 3.13%, 06/01/50 (Call 12/01/49)	210	138,360
Willis-Knighton Medical Center
Series 2018, 4.81%, 09/01/48 (Call 03/01/48)	235	205,961
Series 2021, 3.07%, 03/01/51 (Call 09/01/50)	233	150,715
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/50 (Call 07/01/49)	255	154,469
		61,195,576
Holding Companies - Diversified — 0.1%
Alfa SAB de CV, 6.88%, 03/25/44 (Call 09/25/43)(b)	60	57,665
Security	Par (000)	Value

Holding Companies - Diversified (continued)
CK Hutchison International 19 II Ltd., 3.38%, 09/06/49
(Call 03/06/49)(b)	$755	$539,155
Hutchison Whampoa International 03/33 Ltd., 7.45%, 11/24/33(b)	420	493,242
JAB Holdings BV
3.75%, 05/28/51 (Call 11/28/50)(b)	444	261,800
4.50%, 04/08/52 (Call 10/08/51)(b)	150	100,900
PTT Treasury Center Co. Ltd., 3.70%, 07/16/70
(Call 01/16/70)(b)	545	338,391
		1,791,153
Home Builders — 0.1%
MDC Holdings Inc.
3.97%, 08/06/61 (Call 02/06/61)	150	82,809
6.00%, 01/15/43 (Call 10/15/42)	261	211,882
PulteGroup Inc.
6.00%, 02/15/35	260	246,866
6.38%, 05/15/33	278	276,137
		817,694
Home Furnishings — 0.1%
Leggett & Platt Inc., 3.50%, 11/15/51 (Call 05/15/51)	308	223,059
Whirlpool Corp.
4.50%, 06/01/46 (Call 12/01/45)(a)	281	219,489
4.60%, 05/15/50 (Call 11/15/49)(a)	386	301,712
5.15%, 03/01/43	176	153,015
		897,275
Household Products & Wares — 0.2%
Church & Dwight Co. Inc.
3.95%, 08/01/47 (Call 02/01/47)	269	214,547
5.00%, 06/15/52 (Call 12/15/51)(a)	440	415,680
Kimberly-Clark Corp.
2.88%, 02/07/50 (Call 08/07/49)(a)	186	130,428
3.20%, 07/30/46 (Call 01/30/46)	335	246,301
3.70%, 06/01/43	245	193,120
3.90%, 05/04/47 (Call 11/04/46)	215	180,669
5.30%, 03/01/41	275	278,238
6.63%, 08/01/37	330	381,004
SC Johnson & Son Inc.
4.00%, 05/15/43 (Call 02/15/43)(b)	300	245,602
4.35%, 09/30/44 (Call 03/30/44)(b)	75	63,307
4.75%, 10/15/46 (Call 04/16/46)(b)	605	550,915
4.80%, 09/01/40(b)	450	416,220
		3,316,031
Insurance — 5.2%
Aflac Inc.
4.00%, 10/15/46 (Call 04/15/46)	146	115,104
4.75%, 01/15/49 (Call 07/15/48)	228	201,970
6.45%, 08/15/40	336	351,770
AIA Group Ltd.
3.20%, 09/16/40 (Call 03/16/40)(b)	920	665,391
4.50%, 03/16/46 (Call 09/16/45)(b)	345	291,394
4.88%, 03/11/44(b)	282	250,160
Alleghany Corp.
3.25%, 08/15/51 (Call 02/15/51)	150	107,608
4.90%, 09/15/44 (Call 03/15/44)	84	77,471
Allstate Corp. (The)
3.85%, 08/10/49 (Call 02/10/49)	192	149,551
4.20%, 12/15/46 (Call 06/15/46)	418	346,817
4.50%, 06/15/43	292	260,193
5.35%, 06/01/33(a)	163	165,425
5.55%, 05/09/35	392	403,364

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
5.95%, 04/01/36	$310	$327,270
6.50%, 05/15/67 (Call 05/15/37),
(3 mo. LIBOR US + 2.120%)(d)	245	235,099
American Financial Group Inc./OH, 4.50%, 06/15/47
(Call 12/15/46)	320	257,713
American International Group Inc.
3.88%, 01/15/35 (Call 07/15/34)(a)	135	120,071
4.38%, 06/30/50 (Call 12/30/49)	665	574,313
4.50%, 07/16/44 (Call 01/16/44)	385	336,014
4.75%, 04/01/48 (Call 10/01/47)	604	546,944
4.80%, 07/10/45 (Call 01/10/45)	420	378,221
6.25%, 05/01/36	415	445,470
AmFam Holdings Inc., 3.83%, 03/11/51 (Call 09/11/50)(b)	317	212,407
Aon Corp., 6.25%, 09/30/40	365	380,041
Aon Corp./Aon Global Holdings PLC
2.90%, 08/23/51 (Call 02/23/51)	469	303,535
3.90%, 02/28/52 (Call 08/28/51)	405	314,832
Aon Global Ltd.
4.25%, 12/12/42	195	152,793
4.45%, 05/24/43 (Call 02/24/43)	190	153,681
4.60%, 06/14/44 (Call 03/14/44)	184	157,733
4.75%, 05/15/45 (Call 11/15/44)	159	139,166
Arch Capital Finance LLC, 5.03%, 12/15/46
(Call 06/15/46)	260	224,980
Arch Capital Group Ltd.
3.64%, 06/30/50 (Call 12/30/49)	633	441,796
7.35%, 05/01/34	270	302,136
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	250	225,447
Arthur J Gallagher & Co.
3.05%, 03/09/52 (Call 09/09/51)	140	89,652
3.50%, 05/20/51 (Call 11/20/50)	542	386,581
Assurant Inc., 6.75%, 02/15/34	208	212,017
Assured Guaranty U.S. Holdings Inc., 3.60%, 09/15/51
(Call 03/15/51)	345	227,102
Athene Holding Ltd.
3.45%, 05/15/52 (Call 11/15/51)	350	218,504
3.95%, 05/25/51 (Call 11/25/50)	281	193,628
AXIS Specialty Finance PLC, 5.15%, 04/01/45	188	162,189
Berkshire Hathaway Finance Corp.
2.50%, 01/15/51 (Call 07/15/50)	616	393,057
2.85%, 10/15/50 (Call 04/15/50)	1,106	755,999
3.85%, 03/15/52 (Call 09/15/51)	1,095	894,069
4.20%, 08/15/48 (Call 02/15/48)	1,421	1,277,098
4.25%, 01/15/49 (Call 07/15/48)	1,120	1,002,677
4.30%, 05/15/43	351	319,412
4.40%, 05/15/42	592	550,464
5.75%, 01/15/40(a)	669	736,554
Berkshire Hathaway Inc., 4.50%, 02/11/43	636	604,390
Brighthouse Financial Inc.
3.85%, 12/22/51 (Call 06/22/51)	165	104,193
4.70%, 06/22/47 (Call 12/22/46)	626	464,836
Brown & Brown Inc., 4.95%, 03/17/52 (Call 09/17/51)	300	248,144
Chubb Corp. (The)
6.00%, 05/11/37	345	368,336
Series 1, 6.50%, 05/15/38	430	480,796
Chubb INA Holdings Inc.
2.85%, 12/15/51 (Call 06/15/51)	395	265,542
3.05%, 12/15/61 (Call 06/15/61)	595	395,031
4.15%, 03/13/43	225	191,997
4.35%, 11/03/45 (Call 05/03/45)	860	760,775
6.70%, 05/15/36	140	156,729
Security	Par (000)	Value

Insurance (continued)
Cincinnati Financial Corp., 6.13%, 11/01/34	$325	$342,498
Corebridge Financial Inc.
4.35%, 04/05/42 (Call 10/05/41)(b)	340	278,368
4.40%, 04/05/52 (Call 10/05/51)(b)	725	582,733
Empower Finance 2020 LP, 3.08%, 09/17/51
(Call 03/17/51)(b)	397	243,070
Equitable Holdings Inc., 5.00%, 04/20/48 (Call 10/20/47)	935	812,387
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52 (Call 04/15/52)	695	446,520
3.50%, 10/15/50 (Call 04/15/50)	585	403,917
4.87%, 06/01/44	190	165,615
Farmers Exchange Capital II, 6.15%, 11/01/53
(Call 11/01/33), (3 mo. LIBOR US + 3.744%)(b)(d)	160	154,118
Farmers Exchange Capital III, 5.45%, 10/15/54
(Call 10/15/34), (3 mo. LIBOR US + 3.454%)(b)(d)	170	153,687
Farmers Insurance Exchange, 4.75%, 11/01/57
(Call 11/01/37), (3 mo. LIBOR US + 1.374%)(b)(d)	550	451,309
Fidelity National Financial Inc., 3.20%, 09/17/51
(Call 03/17/51)	245	142,687
Great-West Lifeco Finance 2018 LP, 4.58%, 05/17/48
(Call 11/17/47)(b)	426	356,344
Great-West Lifeco Finance Delaware LP, 4.15%, 06/03/47
(Call 12/03/46)(b)	493	390,645
Guardian Life Insurance Co. of America (The)
3.70%, 01/22/70 (Call 07/22/69)(a)(b)	189	126,391
4.85%, 01/24/77(b)	275	226,024
4.88%, 06/19/64(b)	396	339,904
Hartford Financial Services Group Inc. (The)
2.90%, 09/15/51 (Call 03/15/51)	335	217,412
3.60%, 08/19/49 (Call 02/19/49)	412	303,700
4.30%, 04/15/43	194	158,390
4.40%, 03/15/48 (Call 09/15/47)	299	251,450
5.95%, 10/15/36	300	303,628
6.10%, 10/01/41	290	296,878
6.63%, 03/30/40	205	216,081
Hill City Funding Trust, 4.05%, 08/15/41 (Call 02/15/41)(b)	200	139,929
Jackson Financial Inc., 4.00%, 11/23/51 (Call 05/23/51)	215	139,266
Liberty Mutual Group Inc.
3.95%, 10/15/50 (Call 04/15/50)(b)	826	582,012
3.95%, 05/15/60 (Call 11/15/59)(b)	329	215,918
4.85%, 08/01/44(b)	5	4,260
5.50%, 06/15/52 (Call 12/15/51)(a)(b)	645	580,686
6.50%, 03/15/35(b)	340	345,933
6.50%, 05/01/42(b)	235	233,482
Liberty Mutual Insurance Co., 7.70%, 10/15/97(a)(b)	205	226,202
Lincoln National Corp.
4.35%, 03/01/48 (Call 09/01/47)	201	153,556
4.38%, 06/15/50 (Call 12/15/49)(a)	171	127,971
6.30%, 10/09/37	216	214,572
7.00%, 06/15/40	418	431,797
Loews Corp.
4.13%, 05/15/43 (Call 11/15/42)	205	163,662
6.00%, 02/01/35	396	404,917
Manulife Financial Corp., 5.38%, 03/04/46(a)	410	396,521
Maple Grove Funding Trust I, 4.16%, 08/15/51
(Call 02/15/51)(b)	410	284,264
Markel Corp.
3.45%, 05/07/52 (Call 11/07/51)(a)	335	228,098
4.15%, 09/17/50 (Call 03/17/50)	265	202,485
4.30%, 11/01/47 (Call 05/01/47)	325	254,850
5.00%, 03/30/43	195	170,875

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
5.00%, 04/05/46	$210	$185,135
5.00%, 05/20/49 (Call 11/20/48)	318	278,197
Marsh & McLennan Companies Inc.
2.90%, 12/15/51 (Call 06/15/51)(a)	195	126,769
4.20%, 03/01/48 (Call 09/01/47)(a)	415	343,107
4.35%, 01/30/47 (Call 07/30/46)	386	327,875
4.75%, 03/15/39 (Call 09/15/38)	280	257,487
4.90%, 03/15/49 (Call 09/15/48)	681	635,591
5.88%, 08/01/33	375	391,213
6.25%, 11/01/52(a)	185	206,739
Massachusetts Mutual Life Insurance Co.
3.20%, 12/01/61(b)	340	210,131
3.38%, 04/15/50(b)	284	199,302
3.73%, 10/15/70(b)	421	282,108
4.50%, 04/15/65(b)	190	148,210
4.90%, 04/01/77(b)	254	212,066
5.08%, 02/15/69 (Call 02/15/49), (3 mo. LIBOR US + 3.191%)(b)(d)	395	341,833
5.38%, 12/01/41(a)(b)	346	316,346
MetLife Capital Trust IV, 7.88%, 12/15/67 (Call 12/15/32)(a)(b)	470	505,250
MetLife Inc.
4.05%, 03/01/45	538	454,618
4.13%, 08/13/42	343	292,411
4.60%, 05/13/46 (Call 11/13/45)	492	451,632
4.72%, 12/15/44	322	292,920
4.88%, 11/13/43	482	451,390
5.00%, 07/15/52 (Call 01/15/52)	665	642,414
5.70%, 06/15/35	539	565,605
5.88%, 02/06/41	550	569,212
6.38%, 06/15/34	512	568,568
6.40%, 12/15/66 (Call 12/15/31)	713	671,521
6.50%, 12/15/32(a)	340	375,939
9.25%, 04/08/68 (Call 04/08/33)(a)(b)	165	191,191
10.75%, 08/01/69 (Call 08/01/34)	291	384,364
Mutual of Omaha Insurance Co., 6.80%, 06/15/36(b)	65	68,436
National Life Insurance Co., 5.25%, 07/19/68 (Call 07/19/48), (3 mo. LIBOR US + 3.314%)(a)(b)(d)	105	89,137
Nationwide Financial Services Inc.
3.90%, 11/30/49 (Call 05/30/49)(b)	504	358,113
5.30%, 11/18/44(b)	259	228,387
6.75%, 05/15/87	125	118,988
Nationwide Mutual Insurance Co.
4.35%, 04/30/50 (Call 10/30/49)(b)	879	672,914
4.95%, 04/22/44(b)	212	182,075
7.88%, 04/01/33(a)(b)	185	209,669
9.38%, 08/15/39(a)(b)	501	654,470
New York Life Insurance Co.
3.75%, 05/15/50 (Call 11/15/49)(b)	583	447,254
4.45%, 05/15/69 (Call 11/15/68)(b)	560	460,890
5.88%, 05/15/33(b)	700	727,682
6.75%, 11/15/39(b)	740	828,724
Northwestern Mutual Life Insurance Co. (The)
3.45%, 03/30/51 (Call 09/30/50)(b)	405	286,036
3.63%, 09/30/59 (Call 03/30/59)(a)(b)	805	565,943
3.85%, 09/30/47 (Call 03/30/47)(b)	705	547,269
6.06%, 03/30/40(a)(b)	812	836,934
Ohio National Life Insurance Co. (The), 6.88%, 06/15/42(a)(b)	200	192,552
Old Republic International Corp., 3.85%, 06/11/51 (Call 12/11/50)	425	298,210

Security	Par (000)	Value

Insurance (continued)
OneAmerica Financial Partners Inc., 4.25%, 10/15/50 (Call 04/15/50)(b)	$110	$77,925
Pacific Life Insurance Co.
4.30%, 10/24/67 (Call 10/24/47), (3 mo. LIBOR US + 2.796%)(b)(d)	495	388,323
9.25%, 06/15/39(a)(b)	185	243,268
Pacific LifeCorp, 5.40%, 09/15/52 (Call 03/15/52)(a)(b).	325	310,322
Pacific LifeCorp.
3.35%, 09/15/50 (Call 03/15/50)(b)	400	275,466
5.13%, 01/30/43(a)(b)	190	173,278
6.60%, 09/15/33(a)(b)	540	586,719
Penn Mutual Life Insurance Co. (The), 3.80%, 04/29/61(a)(b)	330	211,314
Principal Financial Group Inc.
4.30%, 11/15/46 (Call 05/15/46)(a)	210	172,814
4.35%, 05/15/43	268	222,579
4.63%, 09/15/42	207	178,182
6.05%, 10/15/36(a)	321	332,661
Progressive Corp. (The)
3.70%, 01/26/45	255	201,256
3.70%, 03/15/52 (Call 09/15/51)	245	189,162
3.95%, 03/26/50 (Call 09/26/49)	263	210,171
4.13%, 04/15/47 (Call 10/15/46)	498	417,376
4.20%, 03/15/48 (Call 09/15/47)	391	328,652
4.35%, 04/25/44	193	166,515
6.25%, 12/01/32	142	154,549
Prudential Financial Inc.
3.00%, 03/10/40 (Call 09/10/39)	245	182,255
3.70%, 03/13/51 (Call 09/13/50)	969	747,991
3.91%, 12/07/47 (Call 06/07/47)	471	377,166
3.94%, 12/07/49 (Call 06/07/49)	574	450,967
4.35%, 02/25/50 (Call 08/25/49)	549	471,143
4.42%, 03/27/48 (Call 09/27/47)	280	239,528
4.60%, 05/15/44	513	465,693
5.70%, 12/14/36	461	476,334
5.75%, 07/15/33(a)	227	236,789
6.63%, 12/01/37	370	405,650
6.63%, 06/21/40	209	229,421
Securian Financial Group Inc., 4.80%, 04/15/48(a)(b)	210	170,850
Selective Insurance Group Inc., 5.38%, 03/01/49 (Call 09/01/48)(a)	152	132,164
Sompo International Holdings Ltd., 7.00%, 07/15/34	175	184,382
Teachers Insurance & Annuity Association of America
3.30%, 05/15/50 (Call 11/15/49)(b)	670	472,410
4.27%, 05/15/47 (Call 11/15/46)(b)	1,175	989,940
4.90%, 09/15/44(a)(b)	967	902,103
6.85%, 12/16/39(b)	815	909,972
Transatlantic Holdings Inc., 8.00%, 11/30/39	364	448,159
Travelers Companies Inc. (The)
2.55%, 04/27/50 (Call 10/27/49)(a)	329	204,203
3.05%, 06/08/51 (Call 12/08/50)(a)	265	183,861
3.75%, 05/15/46 (Call 11/15/45)	362	287,448
4.00%, 05/30/47 (Call 11/30/46)	454	371,040
4.05%, 03/07/48 (Call 09/07/47)	381	313,342
4.10%, 03/04/49 (Call 09/04/48)	316	260,568
4.30%, 08/25/45 (Call 02/25/45)	235	199,803
4.60%, 08/01/43	274	245,266
5.35%, 11/01/40	500	499,788
6.25%, 06/15/37	632	692,800
6.75%, 06/20/36	237	268,702
Travelers Property Casualty Corp., 6.38%, 03/15/33	285	315,943

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Trinity Acquisition PLC, 6.13%, 08/15/43	$189	$179,784
Unum Group
4.13%, 06/15/51 (Call 12/15/50)	200	139,321
4.50%, 12/15/49 (Call 06/15/49)	295	213,189
5.75%, 08/15/42	330	294,457
Voya Financial Inc.
4.80%, 06/15/46	138	112,871
5.70%, 07/15/43(a)	270	250,120
W R Berkley Corp.
3.15%, 09/30/61 (Call 03/30/61)	255	155,409
3.55%, 03/30/52 (Call 09/30/51)	173	121,229
4.00%, 05/12/50 (Call 11/12/49)	382	293,955
4.75%, 08/01/44(a)	235	206,424
Western & Southern Financial Group Inc., 5.75%, 07/15/33(a)(b)	240	245,526
Western & Southern Life Insurance Co. (The)
3.75%, 04/28/61 (Call 10/28/60)(b)	270	184,828
5.15%, 01/15/49 (Call 07/15/48)(a)(b)	285	259,773
Willis North America Inc.
3.88%, 09/15/49 (Call 03/15/49)	321	231,633
5.05%, 09/15/48 (Call 03/15/48)	188	159,499
WR Berkley Corp., 6.25%, 02/15/37(a)	220	229,241
XLIT Ltd.
5.25%, 12/15/43	240	237,244
5.50%, 03/31/45	336	319,804
		73,604,011
Internet — 1.7%
Alibaba Group Holding Ltd.
2.70%, 02/09/41 (Call 08/09/40)	633	405,997
3.15%, 02/09/51 (Call 08/09/50)	630	399,822
3.25%, 02/09/61 (Call 08/09/60)	540	332,833
4.00%, 12/06/37 (Call 06/06/37)	532	425,635
4.20%, 12/06/47 (Call 06/06/47)(a)	1,142	874,229
4.40%, 12/06/57 (Call 06/06/57)	485	365,737
4.50%, 11/28/34 (Call 05/28/34)	200	177,354
Alphabet Inc.
1.90%, 08/15/40 (Call 02/15/40)	554	380,659
2.05%, 08/15/50 (Call 02/15/50)	1,413	888,508
2.25%, 08/15/60 (Call 02/15/60)(a)	1,189	719,544
Amazon.com Inc.
2.50%, 06/03/50 (Call 12/03/49)(a)	1,536	1,003,290
2.70%, 06/03/60 (Call 12/03/59)	1,278	808,087
2.88%, 05/12/41 (Call 11/12/40)	1,227	937,353
3.10%, 05/12/51 (Call 11/12/50)	1,916	1,397,411
3.25%, 05/12/61 (Call 11/12/60)	1,057	758,299
3.88%, 08/22/37 (Call 02/22/37)	1,483	1,335,932
3.95%, 04/13/52 (Call 10/13/51)(a)	1,520	1,298,743
4.05%, 08/22/47 (Call 02/22/47)	1,764	1,548,645
4.10%, 04/13/62 (Call 10/13/61)	825	695,519
4.25%, 08/22/57 (Call 02/22/57)(a)	1,365	1,216,067
4.80%, 12/05/34 (Call 06/05/34)(a)	539	548,726
4.95%, 12/05/44 (Call 06/05/44)	901	912,303
eBay Inc.
3.65%, 05/10/51 (Call 11/10/50)	560	408,761
4.00%, 07/15/42 (Call 01/15/42)	526	422,738
JD.com Inc., 4.13%, 01/14/50 (Call 07/14/49)	208	147,697
Meta Platforms Inc.
4.45%, 08/15/52 (Call 02/15/52)(b)	1,770	1,454,460
4.65%, 08/15/62 (Call 02/15/62)(b)	835	682,550

Security	Par (000)	Value

Internet (continued)
Prosus NV
3.83%, 02/08/51 (Call 08/08/50)(b)	$720	$431,132
4.03%, 08/03/50 (Call 02/03/50)(b)	832	507,755
4.99%, 01/19/52 (Call 07/19/51)(b)	415	289,639
Tencent Holdings Ltd.
3.24%, 06/03/50 (Call 12/03/49)(b)	1,177	757,119
3.29%, 06/03/60 (Call 12/03/59)(b)	418	246,842
3.68%, 04/22/41 (Call 10/22/40)(b)	442	322,448
3.84%, 04/22/51 (Call 10/22/50)(a)(b)	870	603,230
3.93%, 01/19/38 (Call 07/19/37)(a)(b)	555	433,662
3.94%, 04/22/61 (Call 10/22/60)(b)	555	368,913
4.53%, 04/11/49 (Call 10/11/48)(a)(b)	366	282,857
		24,790,496
Iron & Steel — 0.3%
ArcelorMittal SA
6.75%, 03/01/41	285	277,786
7.00%, 10/15/39(a)	525	527,979
Nucor Corp.
2.98%, 12/15/55 (Call 06/15/55)	408	254,405
3.85%, 04/01/52 (Call 09/01/51)	245	188,825
4.40%, 05/01/48 (Call 11/01/47)(a)	310	259,700
5.20%, 08/01/43 (Call 02/01/43)(a)	272	258,808
6.40%, 12/01/37(a)	150	162,048
Reliance Steel & Aluminum Co., 6.85%, 11/15/36.	295	308,198
Steel Dynamics Inc., 3.25%, 10/15/50 (Call 04/15/50)	207	134,498
Vale Overseas Ltd.
6.88%, 11/21/36	895	924,890
6.88%, 11/10/39	840	856,800
8.25%, 01/17/34	285	330,041
Vale SA, 5.63%, 09/11/42	166	155,625
		4,639,603
Leisure Time — 0.0%
Brunswick Corp., 5.10%, 04/01/52 (Call 10/01/51)	255	183,036
Harley-Davidson Inc., 4.63%, 07/28/45 (Call 01/28/45)	199	150,705
		333,741
Lodging — 0.0%
Marriott International Inc./MD
4.50%, 10/01/34 (Call 04/01/34)	165	142,874
Series II, 2.75%, 10/15/33 (Call 07/15/33)	47	36,183
		179,057
Machinery — 0.5%
ABB Finance USA Inc., 4.38%, 05/08/42	350	306,898
Caterpillar Inc.
3.25%, 09/19/49 (Call 03/19/49)	503	386,885
3.25%, 04/09/50 (Call 10/09/49)(a)	593	458,812
3.80%, 08/15/42	1,013	882,942
4.30%, 05/15/44 (Call 11/15/43)(a)	231	214,251
4.75%, 05/15/64 (Call 11/15/63)	275	265,873
5.20%, 05/27/41	567	588,020
5.30%, 09/15/35	197	204,328
6.05%, 08/15/36	484	536,188
Crane Holdings Co., 4.20%, 03/15/48 (Call 09/15/47)	260	188,003
Deere & Co.
2.88%, 09/07/49 (Call 03/07/49)	413	300,888
3.75%, 04/15/50 (Call 10/15/49)(a)	340	293,562
3.90%, 06/09/42 (Call 12/09/41)	735	661,077
Dover Corp.
5.38%, 10/15/35(a)	295	293,632
5.38%, 03/01/41 (Call 12/01/40)	255	251,262

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
6.60%, 03/15/38	$95	$101,919
Otis Worldwide Corp.
3.11%, 02/15/40 (Call 08/15/39)	337	253,256
3.36%, 02/15/50 (Call 08/15/49)	535	383,008
Rockwell Automation Inc.
2.80%, 08/15/61 (Call 02/15/61)	230	139,115
4.20%, 03/01/49 (Call 09/01/48)	449	385,456
6.25%, 12/01/37(a)	50	53,822
Xylem Inc./NY, 4.38%, 11/01/46 (Call 05/01/46)	240	203,911
		7,353,108
Manufacturing — 1.0%
3M Co.
3.13%, 09/19/46 (Call 03/19/46)	359	257,581
3.25%, 08/26/49 (Call 02/26/49)(a)	759	550,046
3.63%, 10/15/47 (Call 04/15/47)	421	323,873
3.70%, 04/15/50 (Call 10/15/49)(a)	278	221,189
3.88%, 06/15/44	150	120,673
4.00%, 09/14/48 (Call 03/14/48)(a)	719	601,576
5.70%, 03/15/37	195	206,311
Eaton Corp.
3.92%, 09/15/47 (Call 03/15/47)	275	227,626
4.15%, 03/15/33 (Call 12/15/32)	280	264,289
4.15%, 11/02/42	840	731,611
4.70%, 08/23/52 (Call 02/23/52)(a)	402	373,005
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35(a)	3,934	3,713,116
General Electric Co.
4.35%, 05/01/50 (Call 11/01/49)	695	588,765
4.50%, 03/11/44	305	268,003
5.88%, 01/14/38	105	110,224
6.15%, 08/07/37(a)	400	417,079
6.88%, 01/10/39	125	141,395
Illinois Tool Works Inc.
3.90%, 09/01/42 (Call 03/01/42)	499	429,745
4.88%, 09/15/41 (Call 03/15/41)	540	526,386
Parker-Hannifin Corp.
4.00%, 06/14/49 (Call 12/14/48)	424	342,689
4.10%, 03/01/47 (Call 09/01/46)	275	225,111
4.20%, 11/21/34 (Call 05/21/34)	107	98,620
4.45%, 11/21/44 (Call 05/21/44)(a)	312	270,885
6.25%, 05/15/38	345	362,644
Siemens Financieringsmaatschappij NV
2.88%, 03/11/41(b)	880	653,365
3.30%, 09/15/46(b)	469	356,323
4.20%, 03/16/47(b)	825	729,233
4.40%, 05/27/45(a)(b)	1,083	981,691
Trane Technologies Global Holding Co. Ltd.
4.30%, 02/21/48 (Call 08/21/47)	215	170,574
5.75%, 06/15/43	233	231,610
Trane Technologies Luxembourg Finance SA
4.50%, 03/21/49 (Call 09/21/48)	178	146,711
4.65%, 11/01/44 (Call 05/01/44)	173	149,655
		14,791,604
Media — 4.8%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/41 (Call 12/01/40)	922	623,252
3.50%, 03/01/42 (Call 09/01/41)	885	599,702
3.70%, 04/01/51 (Call 10/01/50)(a)	1,329	848,895
3.85%, 04/01/61 (Call 10/01/60)(a)	1,255	773,694

Security	Par (000)	Value

Media (continued)
3.90%, 06/01/52 (Call 12/01/51)	$1,408	$935,194
3.95%, 06/30/62 (Call 12/30/61)	900	561,917
4.40%, 04/01/33 (Call 01/01/33)	185	162,155
4.40%, 12/01/61 (Call 06/01/61)	903	615,853
4.80%, 03/01/50 (Call 09/01/49)	1,642	1,231,990
5.13%, 07/01/49 (Call 01/01/49)	777	615,278
5.25%, 04/01/53 (Call 10/01/52)	895	719,144
5.38%, 04/01/38 (Call 10/01/37)	559	478,238
5.38%, 05/01/47 (Call 11/01/46)	1,450	1,199,566
5.50%, 04/01/63 (Call 10/01/62)	695	556,859
5.75%, 04/01/48 (Call 10/01/47)	1,456	1,252,586
6.38%, 10/23/35 (Call 04/23/35)	858	844,220
6.48%, 10/23/45 (Call 04/23/45)	2,095	1,973,631
6.83%, 10/23/55 (Call 04/23/55)	295	282,484
Comcast Corp.
2.45%, 08/15/52 (Call 02/15/52)	801	485,452
2.65%, 08/15/62 (Call 02/15/62)(a)	498	295,148
2.80%, 01/15/51 (Call 07/15/50)	1,296	845,130
2.89%, 11/01/51 (Call 05/01/51)	3,022	2,015,949
2.94%, 11/01/56 (Call 05/01/56)(a)	3,303	2,140,981
2.99%, 11/01/63 (Call 05/01/63)(a)	2,147	1,358,272
3.20%, 07/15/36 (Call 01/15/36)	500	410,976
3.25%, 11/01/39 (Call 05/01/39)	935	738,756
3.40%, 07/15/46 (Call 01/15/46)	887	661,789
3.45%, 02/01/50 (Call 08/01/49)	1,170	870,565
3.75%, 04/01/40 (Call 10/01/39)	1,059	884,899
3.90%, 03/01/38 (Call 09/01/37)	840	733,833
3.97%, 11/01/47 (Call 05/01/47)	1,439	1,167,611
4.00%, 08/15/47 (Call 02/15/47)	557	455,826
4.00%, 03/01/48 (Call 09/01/47)	617	504,947
4.00%, 11/01/49 (Call 05/01/49)	1,183	965,333
4.05%, 11/01/52 (Call 05/01/52)	468	380,685
4.20%, 08/15/34 (Call 02/15/34)	541	508,317
4.25%, 01/15/33(a)	804	763,739
4.40%, 08/15/35 (Call 02/15/35)	507	478,957
4.60%, 10/15/38 (Call 04/15/38)(a)	713	667,853
4.60%, 08/15/45 (Call 02/15/45)	505	455,006
4.65%, 07/15/42	471	431,670
4.70%, 10/15/48 (Call 04/15/48)	1,130	1,023,694
4.75%, 03/01/44(a)	310	284,928
4.95%, 10/15/58 (Call 04/15/58)	417	384,602
5.65%, 06/15/35	505	530,164
6.40%, 03/01/40	125	131,935
6.45%, 03/15/37	435	485,689
6.50%, 11/15/35	547	612,226
6.55%, 07/01/39	100	111,196
6.95%, 08/15/37	275	316,613
7.05%, 03/15/33	497	573,501
Cox Communications Inc.
2.95%, 10/01/50 (Call 04/01/50)(b)	490	300,208
3.60%, 06/15/51 (Call 12/15/50)(b)	372	258,945
4.50%, 06/30/43 (Call 12/30/42)(a)(b)	276	227,556
4.60%, 08/15/47 (Call 02/15/47)(a)(b)	210	173,465
4.70%, 12/15/42(b)	221	186,229
4.80%, 02/01/35 (Call 08/01/34)(b)	399	359,480
8.38%, 03/01/39(b)	390	477,618
Discovery Communications LLC
4.00%, 09/15/55 (Call 03/15/55)	909	582,699
4.65%, 05/15/50 (Call 11/15/49)	647	467,090
4.88%, 04/01/43	335	258,228

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
4.95%, 05/15/42	$316	$245,990
5.00%, 09/20/37 (Call 03/20/37)	340	280,140
5.20%, 09/20/47 (Call 03/20/47)	850	657,377
5.30%, 05/15/49 (Call 11/15/48)	473	371,421
6.35%, 06/01/40	474	438,480
Fox Corp.
5.48%, 01/25/39 (Call 07/25/38)	808	744,072
5.58%, 01/25/49 (Call 07/25/48)	1,057	947,917
Grupo Televisa SAB
5.00%, 05/13/45 (Call 11/13/44)	297	254,029
6.13%, 01/31/46 (Call 07/31/45)(a)	340	337,508
6.63%, 01/15/40	826	831,009
NBCUniversal Media LLC
4.45%, 01/15/43	534	475,771
5.95%, 04/01/41	456	483,014
6.40%, 04/30/40	90	97,169
Paramount Global
4.38%, 03/15/43	1,008	711,164
4.60%, 01/15/45 (Call 07/15/44)	365	262,443
4.85%, 07/01/42 (Call 01/01/42)	272	205,084
4.90%, 08/15/44 (Call 02/15/44)	250	185,293
4.95%, 05/19/50 (Call 11/19/49)	518	385,028
5.25%, 04/01/44 (Call 10/01/43)	215	168,663
5.50%, 05/15/33	371	337,477
5.85%, 09/01/43 (Call 03/01/43)	701	593,138
5.90%, 10/15/40 (Call 04/15/40)	205	183,664
6.88%, 04/30/36	713	707,390
Sky Group Finance Ltd., 6.50%, 10/15/35(b)	255	277,967
Thomson Reuters Corp.
5.50%, 08/15/35	280	270,065
5.65%, 11/23/43 (Call 05/23/43)	150	142,058
5.85%, 04/15/40	420	413,627
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	690	774,239
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)	653	490,189
5.50%, 09/01/41 (Call 03/01/41)	752	640,144
5.88%, 11/15/40 (Call 05/15/40)	700	620,427
6.55%, 05/01/37	944	904,784
6.75%, 06/15/39	964	936,876
7.30%, 07/01/38	915	935,673
TWDC Enterprises 18 Corp.
3.00%, 07/30/46	445	317,357
3.70%, 12/01/42	417	341,877
4.13%, 06/01/44	697	609,679
4.38%, 08/16/41(a)	295	267,930
Series E, 4.13%, 12/01/41	390	342,724
Walt Disney Co. (The)
2.75%, 09/01/49 (Call 03/01/49)(a)	1,359	917,627
3.50%, 05/13/40 (Call 11/13/39)	1,170	962,264
3.60%, 01/13/51 (Call 07/13/50)	1,805	1,420,364
3.80%, 05/13/60 (Call 11/13/59)	423	335,394
4.63%, 03/23/40 (Call 09/23/39)	395	375,942
4.70%, 03/23/50 (Call 09/23/49)	965	902,905
4.75%, 09/15/44 (Call 03/15/44)	609	575,988
4.75%, 11/15/46 (Call 05/15/46)(a)	379	351,803
4.95%, 10/15/45 (Call 04/15/45)	372	358,084
5.40%, 10/01/43(a)	395	402,478
6.15%, 03/01/37	190	206,636
6.15%, 02/15/41	550	600,553
6.20%, 12/15/34	376	410,942

Security	Par (000)	Value

Media (continued)
6.40%, 12/15/35	$209	$232,443
6.55%, 03/15/33(a)	176	196,194
6.65%, 11/15/37	706	810,084
7.75%, 12/01/45	285	363,889
		67,854,865
Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp.
3.90%, 01/15/43 (Call 07/15/42)	116	98,360
4.20%, 06/15/35 (Call 12/15/34)	431	401,815
4.38%, 06/15/45 (Call 12/15/44)	301	266,340
Valmont Industries Inc.
5.00%, 10/01/44 (Call 04/01/44)	330	287,729
5.25%, 10/01/54 (Call 04/01/54)	218	190,208
		1,244,452
Mining — 1.7%
Anglo American Capital PLC
3.95%, 09/10/50 (Call 03/10/50)(a)(b)	379	276,987
4.75%, 03/16/52 (Call 09/16/51)(a)(b)	410	340,231
Barrick Gold Corp., 6.45%, 10/15/35	220	232,772
Barrick International Barbados Corp., 6.35%, 10/15/36(b)	360	376,574
Barrick North America Finance LLC
5.70%, 05/30/41	415	418,752
5.75%, 05/01/43	570	575,625
7.50%, 09/15/38	270	311,101
Barrick PD Australia Finance Pty Ltd., 5.95%, 10/15/39	583	601,299
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	861	760,509
5.00%, 09/30/43	1,473	1,460,239
Corp. Nacional del Cobre de Chile
3.15%, 01/15/51 (Call 07/15/50)(b)	345	233,174
3.70%, 01/30/50 (Call 07/30/49)(b)	1,530	1,140,855
4.25%, 07/17/42(b)	430	357,721
4.38%, 02/05/49 (Call 08/05/48)(b)	738	613,477
4.50%, 08/01/47 (Call 02/01/47)(b)	962	814,625
4.88%, 11/04/44(b)	430	390,748
5.63%, 09/21/35(b)	100	102,193
5.63%, 10/18/43(a)(b)	545	529,405
6.15%, 10/24/36(a)(b)	313	328,847
Freeport Indonesia PT, 6.20%, 04/14/52 (Call 10/14/51)(a)(b)	200	174,000
Freeport-McMoRan Inc.
5.40%, 11/14/34 (Call 05/14/34)(a)	512	477,921
5.45%, 03/15/43 (Call 09/15/42)(a)	1,074	962,906
Fresnillo PLC, 4.25%, 10/02/50 (Call 04/02/50)(b)	435	330,721
Glencore Canada Corp., 6.20%, 06/15/35	275	273,933
Glencore Finance Canada Ltd.
5.30%, 10/25/42(a)(b)	175	157,563
6.00%, 11/15/41(a)(b)	343	324,493
6.90%, 11/15/37(b)	560	590,485
Glencore Funding LLC
3.38%, 09/23/51 (Call 03/23/51)(a)(b)	175	114,240
3.88%, 04/27/51 (Call 10/27/50)(b)	225	162,538
Indonesia Asahan Aluminium Persero PT
5.80%, 05/15/50 (Call 11/15/49)(a)(b)	300	244,822
6.76%, 11/15/48(a)(b)	244	224,846
Industrias Penoles SAB de CV
4.75%, 08/06/50 (Call 02/06/50)(b)	283	227,026
5.65%, 09/12/49 (Call 03/12/49)(a)(b)	210	189,527
Kinross Gold Corp., 6.88%, 09/01/41 (Call 03/01/41)	202	198,772

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
Minera Mexico SA de CV, 4.50%, 01/26/50 (Call 07/26/49)(b)	$530	$410,326
Newcrest Finance Pty Ltd.
4.20%, 05/13/50 (Call 11/13/49)(b)	123	89,762
5.75%, 11/15/41(b)	505	456,698
Newmont Corp.
4.88%, 03/15/42 (Call 09/15/41)(a)	528	482,286
5.45%, 06/09/44 (Call 12/09/43)	255	245,081
5.88%, 04/01/35	409	419,922
6.25%, 10/01/39(a)	599	628,409
Rio Tinto Alcan Inc.
5.75%, 06/01/35(a)	416	431,476
6.13%, 12/15/33	616	661,574
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51 (Call 05/02/51)	720	487,316
5.20%, 11/02/40	723	733,099
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)	444	390,693
4.75%, 03/22/42 (Call 09/22/41)	93	88,291
Southern California Gas Co., 6.35%, 11/15/52	150	169,470
Southern Copper Corp.
5.25%, 11/08/42	520	487,396
5.88%, 04/23/45	705	702,356
6.75%, 04/16/40	684	745,560
7.50%, 07/27/35(a)	702	794,138
Teck Resources Ltd.
5.20%, 03/01/42 (Call 09/01/41)(a)	245	214,267
5.40%, 02/01/43 (Call 08/01/42)	185	162,762
6.00%, 08/15/40 (Call 02/15/40)(a)	265	252,241
6.13%, 10/01/35(a)	125	124,783
6.25%, 07/15/41 (Call 01/15/41)	242	236,747
		23,933,580
Oil & Gas — 5.7%
BG Energy Capital PLC, 5.13%, 10/15/41(b)	735	692,575
BP Capital Markets America Inc.
2.77%, 11/10/50 (Call 05/10/50)	866	572,588
2.94%, 06/04/51 (Call 12/04/50)(a)	1,302	889,346
3.00%, 02/24/50 (Call 08/24/49)	1,156	796,592
3.00%, 03/17/52 (Call 09/17/51)	739	504,410
3.06%, 06/17/41 (Call 12/17/40)	900	686,250
3.07%, 03/30/50 (Call 09/30/49)	410	368,772
3.38%, 02/08/61 (Call 08/08/60)	1,315	934,205
Canadian Natural Resources Ltd.
4.95%, 06/01/47 (Call 12/01/46)	285	256,708
5.85%, 02/01/35	321	313,600
6.25%, 03/15/38(a)	646	662,498
6.45%, 06/30/33	292	301,748
6.50%, 02/15/37(a)	332	338,683
6.75%, 02/01/39	337	353,748
Cenovus Energy Inc.
3.75%, 02/15/52 (Call 08/15/51)	320	230,556
5.25%, 06/15/37 (Call 12/15/36)(a)	141	130,584
5.40%, 06/15/47 (Call 12/15/46)	446	411,972
6.75%, 11/15/39	514	540,782
6.80%, 09/15/37	398	412,779
Chevron Corp.
2.98%, 05/11/40 (Call 11/11/39)	255	194,524
3.08%, 05/11/50 (Call 11/11/49)(a)	695	517,710
Chevron USA Inc.
2.34%, 08/12/50 (Call 02/12/50)(a)	613	398,044

Security	Par (000)	Value

Oil & Gas (continued)
5.25%, 11/15/43 (Call 05/15/43)	$250	$255,077
6.00%, 03/01/41 (Call 09/01/40)	210	231,367
CNOOC Finance 2012 Ltd., 5.00%, 05/02/42(b)	250	225,045
CNOOC Finance 2013 Ltd.
3.30%, 09/30/49 (Call 03/30/49)	470	309,843
4.25%, 05/09/43	220	178,880
CNOOC Finance 2014 ULC, 4.88%, 04/30/44	405	358,109
CNOOC Finance 2015 Australia Pty. Ltd., 4.20%, 05/05/45	365	291,212
CNOOC Petroleum North America ULC
5.88%, 03/10/35	562	552,037
6.40%, 05/15/37	445	456,341
7.50%, 07/30/39	410	470,529
CNPC HK Overseas Capital Ltd., 5.95%, 04/28/41(a)(b)	345	356,540
ConocoPhillips, 4.88%, 10/01/47 (Call 04/01/47)(a)	40	37,472
ConocoPhillips Co.
3.76%, 03/15/42	235	198,984
3.80%, 03/15/52 (Call 09/15/51)	730	591,586
4.03%, 03/15/62 (Call 09/15/61)	1,714	1,400,878
4.30%, 11/15/44 (Call 05/15/44)	578	512,721
5.90%, 05/15/38	25	26,682
5.95%, 03/15/46 (Call 09/15/45)	120	129,856
6.50%, 02/01/39	575	659,231
Continental Resources Inc./OK, 4.90%, 06/01/44 (Call 12/01/43)	420	316,310
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)	164	142,778
5.00%, 06/15/45 (Call 12/15/44)	471	421,046
5.60%, 07/15/41 (Call 01/15/41)(a)	1,046	1,010,719
Diamondback Energy Inc.
4.25%, 03/15/52 (Call 09/15/51)	295	225,245
4.40%, 03/24/51 (Call 09/24/50)(a)	617	485,515
6.25%, 03/15/53	530	532,754
Empresa Nacional del Petroleo, 4.50%, 09/14/47 (Call 03/14/47)(b)	331	231,597
Eni SpA, 5.70%, 10/01/40(b)	275	255,904
EOG Resources Inc.
3.90%, 04/01/35 (Call 10/01/34)(a)	318	288,071
4.95%, 04/15/50 (Call 10/15/49)	383	375,566
5.10%, 01/15/36 (Call 07/15/35)	260	248,973
Equinor ASA
3.25%, 11/18/49 (Call 05/18/49)	621	467,211
3.63%, 04/06/40 (Call 10/06/39)	473	395,919
3.70%, 04/06/50 (Call 10/06/49)	724	590,825
3.95%, 05/15/43	609	522,640
4.25%, 11/23/41(a)	370	333,481
4.80%, 11/08/43	496	476,631
5.10%, 08/17/40	518	518,844
Exxon Mobil Corp.
3.00%, 08/16/39 (Call 02/16/39)	483	378,391
3.10%, 08/16/49 (Call 02/16/49)(a)	883	650,467
3.45%, 04/15/51 (Call 10/15/50)(a)	1,700	1,317,011
3.57%, 03/06/45 (Call 09/06/44)	633	516,045
4.11%, 03/01/46 (Call 09/01/45).	1,339	1,165,868
4.23%, 03/19/40 (Call 09/19/39)	1,383	1,269,997
4.33%, 03/19/50 (Call 09/19/49)	1,729	1,558,287
Hess Corp.
5.60%, 02/15/41	923	889,531
5.80%, 04/01/47 (Call 10/01/46)(a)	263	255,472
6.00%, 01/15/40	495	496,490
7.13%, 03/15/33	355	388,237

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
KazMunayGas National Co. JSC
5.75%, 04/19/47(b)	$200	$150,740
6.38%, 10/24/48(b)	1,340	1,071,979
Marathon Oil Corp.
5.20%, 06/01/45 (Call 12/01/44)	213	188,118
6.60%, 10/01/37	572	587,923
Marathon Petroleum Corp.
4.50%, 04/01/48 (Call 10/01/47)	265	214,353
4.75%, 09/15/44 (Call 03/15/44)	426	362,906
5.00%, 09/15/54 (Call 03/15/54)	378	325,322
5.85%, 12/15/45 (Call 06/15/45)	179	163,541
6.50%, 03/01/41 (Call 09/01/40)	758	793,882
Motiva Enterprises LLC, 6.85%, 01/15/40(b)	423	435,214
Ovintiv Inc.
6.50%, 08/15/34(a)	435	449,028
6.50%, 02/01/38	225	228,836
6.63%, 08/15/37	330	340,975
Pertamina Persero PT
4.15%, 02/25/60 (Call 08/25/59)(a)(b)	460	335,038
4.18%, 01/21/50 (Call 07/21/49)(b)	555	436,855
4.70%, 07/30/49(b)	431	358,293
5.63%, 05/20/43(b)	1,005	943,922
6.00%, 05/03/42(b)	669	646,154
6.45%, 05/30/44(b)	843	862,995
6.50%, 05/27/41(b)	300	307,818
6.50%, 11/07/48(b)	414	423,149
Petronas Capital Ltd.
3.40%, 04/28/61 (Call 10/28/60)(b)	570	402,843
4.50%, 03/18/45(b)	982	897,244
4.55%, 04/21/50 (Call 10/21/49)(b)	1,664	1,516,392
4.80%, 04/21/60 (Call 10/21/59)(b)	725	678,733
Phillips 66
3.30%, 03/15/52 (Call 09/15/51)	695	492,018
4.65%, 11/15/34 (Call 05/15/34)	563	533,204
4.68%, 02/15/45 (Call 08/15/44)(a)(b)	240	211,091
4.88%, 11/15/44 (Call 05/15/44)	995	927,108
4.90%, 10/01/46 (Call 04/01/46)(b)	378	342,580
5.88%, 05/01/42	874	913,730
PTTEP Treasury Center Co. Ltd., 3.90%, 12/06/59(a)(b)	585	398,654
Qatar Energy
3.13%, 07/12/41 (Call 01/12/41)(b)	1,965	1,490,394
3.30%, 07/12/51 (Call 01/12/51)(b)	2,300	1,674,170
Reliance Industries Ltd.
3.63%, 01/12/52(b)	1,565	1,061,424
3.75%, 01/12/62(b)	420	278,000
Saudi Arabian Oil Co.
3.25%, 11/24/50 (Call 05/24/50)(b)	1,278	904,850
3.50%, 11/24/70 (Call 05/24/70)(b)	1,555	1,072,017
4.25%, 04/16/39(b)	1,593	1,434,130
4.38%, 04/16/49(b)	1,618	1,405,233
Shell International Finance BV
2.88%, 11/26/41 (Call 05/26/41)	390	290,014
3.00%, 11/26/51 (Call 05/26/51)	575	404,710
3.13%, 11/07/49 (Call 05/07/49)	793	577,162
3.25%, 04/06/50 (Call 10/06/49)	1,210	899,691
3.63%, 08/21/42	388	317,754
3.75%, 09/12/46	694	562,101
4.00%, 05/10/46	1,298	1,096,244
4.13%, 05/11/35	873	820,106
4.38%, 05/11/45(a)	1,661	1,491,469

Security	Par (000)	Value

Oil & Gas (continued)
4.55%, 08/12/43	$717	$658,870
5.50%, 03/25/40	691	718,972
6.38%, 12/15/38	1,633	1,834,473
Sinopec Capital 2013 Ltd., 4.25%, 04/24/43(b)	325	275,369
Sinopec Group Overseas Development 2012 Ltd., 4.88%, 05/17/42(b)	620	575,684
Sinopec Group Overseas Development 2013 Ltd., 5.38%, 10/17/43(b)	250	245,335
Sinopec Group Overseas Development 2015 Ltd., 4.10%, 04/28/45(b)	550	449,770
Sinopec Group Overseas Development 2017 Ltd.
4.00%, 09/13/47(b)	400	318,116
4.25%, 04/12/47(b)	450	373,566
Sinopec Group Overseas Development 2018 Ltd.
3.35%, 05/13/50 (Call 11/13/49)(b)	290	201,402
3.44%, 11/12/49 (Call 05/12/49)(b)	200	141,836
3.68%, 08/08/49 (Call 02/08/49)(b)	273	203,076
4.60%, 09/12/48(b)	323	285,883
Suncor Energy Inc.
3.75%, 03/04/51 (Call 09/04/50)(a)	312	230,637
4.00%, 11/15/47 (Call 05/15/47)	349	272,971
5.95%, 12/01/34(a)	440	442,246
6.50%, 06/15/38	833	863,988
6.80%, 05/15/38	510	543,920
6.85%, 06/01/39	465	498,999
Thaioil Treasury Center Co. Ltd.
3.50%, 10/17/49(a)(b)	346	207,624
3.75%, 06/18/50(a)(b)	385	241,759
4.88%, 01/23/43(b)	10	7,763
5.38%, 11/20/48(b)	320	255,787
TotalEnergies Capital International SA
2.99%, 06/29/41 (Call 12/29/40)	490	373,313
3.13%, 05/29/50 (Call 11/29/49)	1,404	1,014,288
3.39%, 06/29/60 (Call 12/29/59)	552	395,659
3.46%, 07/12/49 (Call 01/12/49)	576	444,339
Valero Energy Corp.
3.65%, 12/01/51 (Call 06/01/51)	551	401,390
4.00%, 06/01/52 (Call 12/01/51)(a)	605	470,350
4.90%, 03/15/45	191	173,612
6.63%, 06/15/37(a)	974	1,049,219
XTO Energy Inc., 6.75%, 08/01/37	125	141,527
		81,508,739
Oil & Gas Services — 0.4%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	904	846,774
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc., 4.08%, 12/15/47 (Call 06/15/47)	564	451,008
Halliburton Co.
4.50%, 11/15/41 (Call 05/15/41)	447	378,654
4.75%, 08/01/43 (Call 02/01/43)	534	466,598
4.85%, 11/15/35 (Call 05/15/35)	614	575,452
5.00%, 11/15/45 (Call 05/15/45)(a)	1,101	990,953
6.70%, 09/15/38	605	650,058
7.45%, 09/15/39	640	729,235
NOV Inc., 3.95%, 12/01/42 (Call 06/01/42)	707	506,679
		5,595,411
Packaging & Containers — 0.1%
Packaging Corp. of America
3.05%, 10/01/51 (Call 04/01/51)	560	372,130
4.05%, 12/15/49 (Call 06/15/49)	125	97,486
Sonoco Products Co., 5.75%, 11/01/40 (Call 05/01/40)(a)	305	289,973

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Packaging & Containers (continued)
WRKCo Inc., 3.00%, 06/15/33 (Call 03/15/33)(a)	$390	$311,626
		1,071,215
Pharmaceuticals — 6.2%
AbbVie Inc.
4.05%, 11/21/39 (Call 05/21/39)	2,215	1,935,135
4.25%, 11/21/49 (Call 05/21/49)	3,117	2,680,245
4.30%, 05/14/36 (Call 11/14/35)	455	420,133
4.40%, 11/06/42	1,645	1,469,312
4.45%, 05/14/46 (Call 11/14/45)	1,169	1,031,143
4.50%, 05/14/35 (Call 11/14/34)	1,533	1,452,192
4.55%, 03/15/35 (Call 09/15/34)	1,082	1,029,187
4.63%, 10/01/42 (Call 04/01/42)	261	236,739
4.70%, 05/14/45 (Call 11/14/44)	1,596	1,470,895
4.75%, 03/15/45 (Call 09/15/44)	474	440,265
4.85%, 06/15/44 (Call 12/15/43)	685	640,356
4.88%, 11/14/48 (Call 05/14/48)	1,107	1,038,876
AmerisourceBergen Corp.
4.25%, 03/01/45 (Call 09/01/44)(a)	301	249,693
4.30%, 12/15/47 (Call 06/15/47)	284	237,542
AstraZeneca PLC
2.13%, 08/06/50 (Call 02/06/50)	170	102,765
3.00%, 05/28/51 (Call 11/28/50)	431	307,849
4.00%, 09/18/42(a)	678	598,358
4.38%, 11/16/45	527	484,878
4.38%, 08/17/48 (Call 02/17/48)	186	170,245
6.45%, 09/15/37(a)	1,858	2,116,792
Bayer U.S. Finance II LLC
3.95%, 04/15/45 (Call 10/15/44)(b)	165	120,831
4.20%, 07/15/34 (Call 01/15/34)(b)	193	169,516
4.40%, 07/15/44 (Call 01/15/44)(b)	514	406,430
4.63%, 06/25/38 (Call 12/25/37)(b)	556	481,491
4.65%, 11/15/43 (Call 05/15/43)(a)(b)	270	210,710
4.70%, 07/15/64 (Call 01/15/64)(b)	410	320,151
4.88%, 06/25/48 (Call 12/25/47)(a)(b)	1,155	1,007,425
5.50%, 07/30/35(b)	210	200,707
Becton Dickinson and Co.
3.79%, 05/20/50 (Call 11/20/49)(a)	365	283,879
4.67%, 06/06/47 (Call 12/06/46)	992	892,420
4.69%, 12/15/44 (Call 06/15/44)	490	449,225
Bristol-Myers Squibb Co.
2.35%, 11/13/40 (Call 05/13/40)	582	410,761
2.55%, 11/13/50 (Call 05/13/50)	930	611,089
3.25%, 08/01/42	425	334,141
3.55%, 03/15/42 (Call 09/15/41)	895	745,210
3.70%, 03/15/52 (Call 09/15/51)	1,250	1,015,210
3.90%, 03/15/62 (Call 09/15/61)	550	441,679
4.13%, 06/15/39 (Call 12/15/38)	1,168	1,060,472
4.25%, 10/26/49 (Call 04/26/49)	2,071	1,840,583
4.35%, 11/15/47 (Call 05/15/47)	675	609,622
4.50%, 03/01/44 (Call 09/01/43)(a)	55	50,135
4.55%, 02/20/48 (Call 08/20/47)	868	803,747
4.63%, 05/15/44 (Call 11/15/43)	384	363,485
5.00%, 08/15/45 (Call 02/15/45)(a)	310	306,871
Cardinal Health Inc.
4.37%, 06/15/47 (Call 12/15/46)	291	229,829
4.50%, 11/15/44 (Call 05/15/44)	193	156,507
4.60%, 03/15/43	183	152,355
4.90%, 09/15/45 (Call 03/15/45)	399	342,099
Cigna Corp.
3.20%, 03/15/40 (Call 09/15/39)	512	393,790

Security	Par (000)	Value

Pharmaceuticals (continued)
3.40%, 03/15/50 (Call 09/15/49)	$886	$639,381
3.40%, 03/15/51 (Call 09/15/50)	1,005	732,467
3.88%, 10/15/47 (Call 04/15/47)	789	623,452
4.80%, 08/15/38 (Call 02/15/38)	1,388	1,309,563
4.80%, 07/15/46 (Call 01/16/46)	820	744,604
4.90%, 12/15/48 (Call 06/15/48)	1,434	1,323,848
5.38%, 02/15/42 (Call 08/15/41)	241	230,143
6.13%, 11/15/41	169	177,465
CVS Health Corp.
2.70%, 08/21/40 (Call 02/21/40)	779	548,218
4.13%, 04/01/40 (Call 10/01/39)	595	501,590
4.25%, 04/01/50 (Call 10/01/49)	508	418,166
4.78%, 03/25/38 (Call 09/25/37)	2,958	2,733,757
4.88%, 07/20/35 (Call 01/20/35)	294	281,391
5.05%, 03/25/48 (Call 09/25/47)	4,641	4,309,891
5.13%, 07/20/45 (Call 01/20/45)	2,192	2,046,670
5.30%, 12/05/43 (Call 06/05/43)	473	451,291
6.13%, 09/15/39(a)	458	477,742
Eli Lilly & Co.
2.25%, 05/15/50 (Call 11/15/49)(a)	1,187	775,762
2.50%, 09/15/60 (Call 03/15/60)	456	289,147
3.70%, 03/01/45 (Call 09/01/44)	316	270,406
3.95%, 05/15/47 (Call 11/15/46)(a)	85	75,830
3.95%, 03/15/49 (Call 09/15/48)	145	130,938
4.15%, 03/15/59 (Call 09/15/58)	409	364,002
5.55%, 03/15/37	105	114,400
5.95%, 11/15/37(a)	205	223,844
GlaxoSmithKline Capital Inc.
4.20%, 03/18/43	300	265,592
5.38%, 04/15/34(a)	696	728,343
6.38%, 05/15/38	1,523	1,739,527
Johnson & Johnson
2.10%, 09/01/40 (Call 03/01/40)	549	386,268
2.25%, 09/01/50 (Call 03/01/50)(a)	409	265,556
2.45%, 09/01/60 (Call 03/01/60)(a)	662	426,342
3.40%, 01/15/38 (Call 07/15/37)	692	599,697
3.50%, 01/15/48 (Call 07/15/47)	343	286,025
3.55%, 03/01/36 (Call 09/01/35)	434	392,877
3.63%, 03/03/37 (Call 09/03/36)	822	740,530
3.70%, 03/01/46 (Call 09/01/45)	1,008	869,620
3.75%, 03/03/47 (Call 09/03/46)	575	497,046
4.38%, 12/05/33 (Call 06/05/33)	458	456,240
4.50%, 09/01/40	407	392,276
4.50%, 12/05/43 (Call 06/05/43)	199	193,179
4.85%, 05/15/41(a)	221	221,517
4.95%, 05/15/33(a)	486	512,624
5.85%, 07/15/38	562	626,379
5.95%, 08/15/37(a)	580	657,404
McKesson Corp., 4.88%, 03/15/44 (Call 09/15/43)	220	205,898
Mead Johnson Nutrition Co. 4.60%, 06/01/44 (Call 12/01/43)	166	149,989
5.90%, 11/01/39	360	388,105
Merck & Co. Inc.
2.35%, 06/24/40 (Call 12/24/39)	774	551,975
2.45%, 06/24/50 (Call 12/24/49)(a)	723	475,869
2.75%, 12/10/51 (Call 06/10/51)	1,110	768,116
2.90%, 12/10/61 (Call 06/10/61)	910	611,914
3.60%, 09/15/42 (Call 03/15/42)	393	329,661
3.70%, 02/10/45 (Call 08/10/44)	946	792,306
3.90%, 03/07/39 (Call 09/07/38)	672	597,338

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
4.00%, 03/07/49 (Call 09/07/48)	$808	$706,075
4.15%, 05/18/43	695	624,329
6.50%, 12/01/33	455	518,447
6.55%, 09/15/37	345	398,904
Merck Sharp & Dohme Corp.
5.75%, 11/15/36	180	194,310
5.85%, 06/30/39	185	202,192
Mylan Inc.
5.20%, 04/15/48 (Call 10/15/47)	369	285,629
5.40%, 11/29/43 (Call 05/29/43)	350	280,891
Novartis Capital Corp.
2.75%, 08/14/50 (Call 02/14/50)	531	379,071
3.70%, 09/21/42	522	447,080
4.00%, 11/20/45 (Call 05/20/45)	778	689,051
4.40%, 05/06/44	1,030	978,704
Pfizer Inc.
2.55%, 05/28/40 (Call 11/28/39)	630	468,685
2.70%, 05/28/50 (Call 11/28/49)(a)	813	576,980
3.90%, 03/15/39 (Call 09/15/38)	420	376,467
4.00%, 12/15/36	53	49,051
4.00%, 03/15/49 (Call 09/15/48)	679	602,384
4.10%, 09/15/38 (Call 03/15/38)	511	472,494
4.13%, 12/15/46	731	661,225
4.20%, 09/15/48 (Call 03/15/48)	544	495,508
4.30%, 06/15/43	349	323,706
4.40%, 05/15/44	540	507,034
5.60%, 09/15/40	243	258,463
7.20%, 03/15/39	1,576	1,945,384
Takeda Pharmaceutical Co. Ltd.
3.03%, 07/09/40 (Call 01/09/40)	896	670,043
3.18%, 07/09/50 (Call 01/09/50)	1,145	801,629
3.38%, 07/09/60 (Call 01/09/60)	629	427,584
Utah Acquisition Sub Inc., 5.25%, 06/15/46 (Call 12/15/45)	614	473,635
Viatris Inc.
3.85%, 06/22/40 (Call 12/22/39)	900	619,954
4.00%, 06/22/50 (Call 12/22/49)	1,310	852,010
Wyeth LLC
5.95%, 04/01/37	1,273	1,395,770
6.00%, 02/15/36	448	486,181
6.50%, 02/01/34	635	717,401
Zoetis Inc.
3.00%, 05/15/50 (Call 11/15/49)	425	296,264
3.95%, 09/12/47 (Call 03/12/47)	261	212,201
4.45%, 08/20/48 (Call 02/20/48)	367	321,455
4.70%, 02/01/43 (Call 08/01/42)	825	762,295
		87,923,637
Pipelines — 4.3%
Abu Dhabi Crude Oil Pipeline LLC, 4.60%, 11/02/47(a)(b)	1,216	1,088,320
Cameron LNG LLC
3.30%, 01/15/35 (Call 09/15/34)(b)	516	426,474
3.40%, 01/15/38 (Call 07/15/37)(a)(b)	300	251,889
3.70%, 01/15/39 (Call 07/15/38)(b)	414	334,035
Cheniere Corpus Christi Holdings LLC, 2.74%, 12/31/39 (Call 07/04/39)	292	230,333
Colonial Pipeline Co.
4.20%, 04/15/43 (Call 10/15/42)(b)	105	84,906
4.25%, 04/15/48 (Call 10/15/47)(a)(b)	385	309,239
6.38%, 08/01/37(b)	50	51,523

Security	Par (000)	Value

Pipelines (continued)
Columbia Pipeline Group Inc., 5.80%, 06/01/45 (Call 12/01/44)	$240	$237,566
DCP Midstream Operating LP
5.60%, 04/01/44 (Call 10/01/43)(a)	225	211,613
6.45%, 11/03/36(a)(b)	205	203,757
6.75%, 09/15/37(b)	145	148,544
Eastern Gas Transmission & Storage Inc.
3.90%, 11/15/49 (Call 05/15/49)	183	127,174
4.60%, 12/15/44 (Call 06/15/44)	146	120,959
4.80%, 11/01/43 (Call 05/01/43)	168	142,927
EIG Pearl Holdings Sarl
3.55%, 08/31/36(b)	400	330,800
4.39%, 11/30/46(b)	605	453,115
Enbridge Energy Partners LP
5.50%, 09/15/40 (Call 03/15/40)	483	459,414
7.38%, 10/15/45 (Call 04/15/45)	417	472,299
Series B, 7.50%, 04/15/38	390	433,011
Enbridge Inc.
2.50%, 08/01/33 (Call 05/01/33)(a)	607	476,777
3.40%, 08/01/51 (Call 02/01/51)	595	419,462
4.00%, 11/15/49 (Call 05/15/49)(a)	277	214,859
4.50%, 06/10/44 (Call 12/10/43)	359	302,004
5.50%, 12/01/46 (Call 06/01/46)	335	321,136
Energy Transfer LP
4.90%, 03/15/35 (Call 09/15/34)	157	141,277
4.95%, 01/15/43 (Call 07/15/42)(a)	185	151,519
5.00%, 05/15/44 (Call 11/15/43)	349	289,303
5.00%, 05/15/50 (Call 11/15/49)	1,257	1,035,956
5.15%, 02/01/43 (Call 08/01/42)	375	314,192
5.15%, 03/15/45 (Call 09/15/44)	642	548,381
5.30%, 04/01/44 (Call 10/01/43)	441	377,525
5.30%, 04/15/47 (Call 10/15/46)	570	484,423
5.35%, 05/15/45 (Call 11/15/44)	474	407,743
5.40%, 10/01/47 (Call 04/01/47)	874	753,718
5.95%, 10/01/43 (Call 04/01/43)	175	161,674
6.00%, 06/15/48 (Call 12/15/47)	584	536,393
6.05%, 06/01/41 (Call 12/01/40)	405	382,932
6.10%, 02/15/42	250	233,330
6.13%, 12/15/45 (Call 06/15/45)	431	408,201
6.25%, 04/15/49 (Call 10/15/48)	1,019	963,641
6.50%, 02/01/42 (Call 08/01/41)	671	664,252
6.63%, 10/15/36	321	321,457
6.85%, 02/15/40(a)	150	142,057
7.50%, 07/01/38	296	318,345
Series 20Y, 5.80%, 06/15/38 (Call 12/15/37)	340	315,263
Enterprise Products Operating LLC
3.20%, 02/15/52 (Call 08/15/51)	622	420,610
3.30%, 02/15/53 (Call 08/15/52)	547	375,238
3.70%, 01/31/51 (Call 07/31/50)	589	436,221
3.95%, 01/31/60 (Call 07/31/59)	696	515,103
4.20%, 01/31/50 (Call 07/31/49)	879	700,149
4.25%, 02/15/48 (Call 08/15/47)	705	567,950
4.45%, 02/15/43 (Call 08/15/42)	616	523,069
4.80%, 02/01/49 (Call 08/01/48)	831	731,176
4.85%, 08/15/42 (Call 02/15/42)	465	418,018
4.85%, 03/15/44 (Call 09/15/43)	755	674,137
4.90%, 05/15/46 (Call 11/15/45)	708	625,767
4.95%, 10/15/54 (Call 04/15/54)	251	215,181
5.10%, 02/15/45 (Call 08/15/44)	559	510,223
5.70%, 02/15/42	416	408,231

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
5.95%, 02/01/41	$420	$424,040
6.13%, 10/15/39(a)	335	344,423
6.45%, 09/01/40	290	309,492
7.55%, 04/15/38	247	279,472
Series D, 6.88%, 03/01/33	277	306,522
Series H, 6.65%, 10/15/34	216	230,969
Series J, 5.75%, 03/01/35(a)	75	73,377
Flex Intermediate Holdco LLC, 4.32%, 12/30/39 (Call 06/30/39)(b)	187	134,681
FLNG Liquefaction 2 LLC, 4.13%, 03/31/38(b)	265	230,428
Galaxy Pipeline Assets Bidco Ltd.
2.16%, 03/31/34(b)	185	156,170
2.63%, 03/31/36(b)	957	762,024
2.94%, 09/30/40(b)	1,213	967,576
3.25%, 09/30/40(b)	640	490,561
Gulfstream Natural Gas System LLC, 5.95%, 10/15/45 (Call 04/15/45)(b)	160	147,167
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (Call 05/01/42)	266	223,537
5.00%, 08/15/42 (Call 02/15/42)	325	284,942
5.00%, 03/01/43 (Call 09/01/42)	462	403,223
5.40%, 09/01/44 (Call 03/01/44)	355	320,634
5.50%, 03/01/44 (Call 09/01/43)	504	467,335
5.63%, 09/01/41	249	229,278
5.80%, 03/15/35	370	364,864
6.38%, 03/01/41	269	269,030
6.50%, 02/01/37(a)	280	283,873
6.50%, 09/01/39	363	370,503
6.55%, 09/15/40	259	261,500
6.95%, 01/15/38	780	830,914
7.30%, 08/15/33	278	304,557
7.50%, 11/15/40	400	439,536
Kinder Morgan Inc.
3.25%, 08/01/50 (Call 02/01/50)	327	216,760
3.60%, 02/15/51 (Call 08/15/50)	634	451,751
5.05%, 02/15/46 (Call 08/15/45)	462	399,568
5.20%, 03/01/48 (Call 09/01/47)	418	369,300
5.30%, 12/01/34 (Call 06/01/34)	294	279,372
5.45%, 08/01/52 (Call 02/01/52)	540	493,868
5.55%, 06/01/45 (Call 12/01/44)	948	884,696
Magellan Midstream Partners LP
3.95%, 03/01/50 (Call 09/01/49)	435	324,248
4.20%, 12/01/42 (Call 06/01/42)	175	131,033
4.20%, 03/15/45 (Call 09/15/44)	170	125,073
4.20%, 10/03/47 (Call 04/03/47)	363	280,062
4.25%, 09/15/46 (Call 03/15/46)	340	263,278
4.85%, 02/01/49 (Call 08/01/48)	328	272,289
5.15%, 10/15/43 (Call 04/15/43)	374	332,490
6.40%, 05/01/37	125	124,835
MPLX LP
4.50%, 04/15/38 (Call 10/15/37)	1,022	876,473
4.70%, 04/15/48 (Call 10/15/47)	905	731,263
4.90%, 04/15/58 (Call 10/15/57)	438	349,941
4.95%, 03/14/52 (Call 09/14/51)	920	765,377
5.20%, 03/01/47 (Call 09/01/46)	550	475,808
5.20%, 12/01/47 (Call 06/01/47)	321	275,674
5.50%, 02/15/49 (Call 08/15/48)	751	674,720
NGPL PipeCo LLC, 7.77%, 12/15/37(a)(b)	393	411,397
Northern Natural Gas Co.
3.40%, 10/16/51 (Call 04/16/51)(b)	246	169,701

Security	Par (000)	Value

Pipelines (continued)
4.10%, 09/15/42 (Call 03/15/42)(b)	$255	$194,496
4.30%, 01/15/49 (Call 07/15/48)(b)	652	523,856
ONEOK Inc.
4.45%, 09/01/49 (Call 03/01/49)	271	206,510
4.50%, 03/15/50 (Call 09/15/49)	193	147,785
4.95%, 07/13/47 (Call 01/06/47)(a)	434	357,281
5.20%, 07/15/48 (Call 01/15/48)	574	487,221
6.00%, 06/15/35	344	330,725
7.15%, 01/15/51 (Call 07/15/50)(a)	294	303,713
ONEOK Partners LP
6.13%, 02/01/41 (Call 08/01/40)	373	353,893
6.20%, 09/15/43 (Call 03/15/43)	214	199,915
6.65%, 10/01/36(a)	325	323,631
6.85%, 10/15/37(a)	513	526,812
Plains All American Pipeline LP/PAA Finance Corp.
4.30%, 01/31/43 (Call 07/31/42)	217	158,054
4.70%, 06/15/44 (Call 12/15/43)	466	361,798
4.90%, 02/15/45 (Call 08/15/44)	238	187,640
5.15%, 06/01/42 (Call 12/01/41)(a)	343	281,780
6.65%, 01/15/37	369	369,346
Sabal Trail Transmission LLC
4.68%, 05/01/38 (Call 11/01/37)(a)(b)	255	230,057
4.83%, 05/01/48 (Call 11/01/47)(a)(b)	174	150,914
Southern Natural Gas Co. LLC, 4.80%, 03/15/47
(Call 09/15/46)(b)	247	204,399
Spectra Energy Partners LP
4.50%, 03/15/45 (Call 09/15/44)	456	381,434
5.95%, 09/25/43 (Call 03/25/43)	260	258,245
Targa Resources Corp.
4.20%, 02/01/33 (Call 11/01/32)	290	253,599
4.95%, 04/15/52 (Call 10/15/51)	325	264,169
6.25%, 07/01/52 (Call 01/01/52)	395	381,180
Tennessee Gas Pipeline Co. LLC, 7.63%, 04/01/37.	100	109,296
Texas Eastern Transmission LP, 4.15%, 01/15/48 (Call 07/15/47)(b)	134	108,344
TransCanada PipeLines Ltd.
4.63%, 03/01/34 (Call 12/01/33)	429	396,064
4.75%, 05/15/38 (Call 11/15/37)	164	147,842
4.88%, 05/15/48 (Call 11/15/47)	554	496,771
5.00%, 10/16/43 (Call 04/16/43)	245	222,090
5.10%, 03/15/49 (Call 09/15/48)	418	388,373
5.60%, 03/31/34	365	358,860
5.85%, 03/15/36	585	583,397
6.10%, 06/01/40	380	388,797
6.20%, 10/15/37	621	642,987
7.25%, 08/15/38	630	706,615
7.63%, 01/15/39	820	955,593
Transcontinental Gas Pipe Line Co. LLC
3.95%, 05/15/50 (Call 11/15/49)	370	288,596
4.45%, 08/01/42 (Call 02/01/42)	275	237,641
4.60%, 03/15/48 (Call 09/15/47)	365	311,466
5.40%, 08/15/41 (Call 02/15/41)	416	403,989
Williams Companies Inc. (The)
3.50%, 10/15/51 (Call 04/15/51)	370	261,687
4.85%, 03/01/48 (Call 09/01/47)	481	420,798
4.90%, 01/15/45 (Call 07/15/44)	286	248,682
5.10%, 09/15/45 (Call 03/15/45)	590	527,705
5.30%, 08/15/52 (Call 02/15/52)	270	248,011
5.40%, 03/04/44 (Call 09/04/43)	220	203,434
5.75%, 06/24/44 (Call 12/24/43)	438	426,521

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
5.80%, 11/15/43 (Call 05/15/43)	$292	$286,765
6.30%, 04/15/40	710	735,921
		61,059,094
Private Equity — 0.1%
Apollo Management Holdings LP, 5.00%, 03/15/48 (Call 09/15/47)(a)(b)	195	173,521
Carlyle Finance LLC, 5.65%, 09/15/48 (Call 03/15/48)(a)(b)	205	185,040
Carlyle Holdings II Finance LLC, 5.63%, 03/30/43(a)(b)	394	352,771
KKR Group Finance Co. III LLC, 5.13%, 06/01/44 (Call 12/01/43)(b)	575	516,056
KKR Group Finance Co. VII LLC, 3.63%, 02/25/50 (Call 08/25/49)(b)	378	269,721
KKR Group Finance Co. VIII LLC, 3.50%, 08/25/50 (Call 02/25/50)(b)	541	376,266
KKR Group Finance Co. X LLC, 3.25%, 12/15/51 (Call 06/15/51)(a)(b)	365	236,530
		2,109,905
Real Estate — 0.0%
Brookfield Asset Management Inc., 7.38%, 03/01/33(a)	184	202,159

Real Estate Investment Trusts — 1.3%
Agree LP, 2.60%, 06/15/33 (Call 03/15/33)(a)	196	149,293
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33 (Call 11/01/32)	424	315,308
2.95%, 03/15/34 (Call 12/15/33)(a)	650	527,400
3.00%, 05/18/51 (Call 11/18/50)	544	350,080
3.55%, 03/15/52 (Call 09/15/51)	590	423,961
4.00%, 02/01/50 (Call 08/01/49)	387	297,568
4.85%, 04/15/49 (Call 10/15/48)	182	156,314
American Homes 4 Rent LP
3.38%, 07/15/51 (Call 01/15/51)	190	121,452
4.30%, 04/15/52 (Call 10/15/51)	220	163,208
American Tower Corp.
2.95%, 01/15/51 (Call 07/15/50)	500	321,005
3.10%, 06/15/50 (Call 12/15/49)	586	387,299
3.70%, 10/15/49 (Call 04/15/49)	479	350,055
AvalonBay Communities Inc.
3.90%, 10/15/46 (Call 04/15/46)	181	141,838
4.15%, 07/01/47 (Call 01/01/47)(a)	195	158,492
4.35%, 04/15/48 (Call 10/18/47)	193	161,539
Boston Properties LP, 2.45%, 10/01/33 (Call 07/01/33)	485	356,268
Camden Property Trust, 3.35%, 11/01/49 (Call 05/01/49)	160	112,697
Corporate Office Properties LP, 2.90%, 12/01/33 (Call 09/01/33)	258	184,204
Crown Castle Inc.
2.90%, 04/01/41 (Call 10/01/40)	606	424,996
3.25%, 01/15/51 (Call 07/15/50)	595	407,035
4.75%, 05/15/47 (Call 11/15/46)	89	77,441
Crown Castle International Corp.
4.00%, 11/15/49 (Call 05/15/49)	163	125,835
4.15%, 07/01/50 (Call 01/01/50)	346	274,299
5.20%, 02/15/49 (Call 08/15/48)	249	227,757
Equinix Inc.
2.95%, 09/15/51 (Call 03/15/51)	285	181,930
3.00%, 07/15/50 (Call 01/15/50)	271	175,514
3.40%, 02/15/52 (Call 08/15/51)(a)	262	184,211
ERP Operating LP
4.00%, 08/01/47 (Call 02/01/47)(a)	120	94,705
4.50%, 07/01/44 (Call 01/01/44)	434	377,080
4.50%, 06/01/45 (Call 12/01/44)	247	212,182

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Essex Portfolio LP
2.65%, 09/01/50 (Call 03/01/50)	$111	$64,375
4.50%, 03/15/48 (Call 09/15/47)	190	155,704
Federal Realty Investment Trust
3.63%, 08/01/46 (Call 02/01/46)	344	231,491
4.50%, 12/01/44 (Call 06/01/44)	132	105,384
Goodman U.S. Finance Four LLC, 4.50%, 10/15/37 (Call 04/15/37)(b)	194	160,575
Healthpeak Properties Inc., 6.75%, 02/01/41 (Call 08/01/40)	185	195,404
Invitation Homes Operating Partnership LP, 2.70%, 01/15/34 (Call 10/15/33)	160	117,884
Kilroy Realty LP, 2.65%, 11/15/33 (Call 08/15/33)(a)	345	245,562
Kimco Realty Corp.
3.70%, 10/01/49 (Call 04/01/49)	199	139,568
4.13%, 12/01/46 (Call 06/01/46)	266	201,536
4.25%, 04/01/45 (Call 10/01/44)	265	205,394
4.45%, 09/01/47 (Call 03/01/47)	352	278,661
Mid-America Apartments LP, 2.88%, 09/15/51 (Call 03/15/51)	170	109,209
National Retail Properties Inc.
3.00%, 04/15/52 (Call 10/15/51)	185	112,764
3.10%, 04/15/50 (Call 10/15/49)	219	138,640
3.50%, 04/15/51 (Call 10/15/50)	373	254,907
4.80%, 10/15/48 (Call 04/15/48)	186	157,211
Omega Healthcare Investors Inc., 3.25%, 04/15/33 (Call 01/15/33)	433	317,493
Prologis LP
2.13%, 10/15/50 (Call 04/15/50)	314	180,427
3.00%, 04/15/50 (Call 10/15/49)(a)	242	165,477
3.05%, 03/01/50	260	180,593
4.38%, 09/15/48 (Call 03/15/48)	270	233,314
Realty Income Corp.
1.80%, 03/15/33 (Call 12/15/32)(a)	350	254,827
2.85%, 12/15/32 (Call 09/15/32)(a)	160	131,283
4.65%, 03/15/47 (Call 09/15/46)(a)	317	283,957
5.88%, 03/15/35	160	162,672
Regency Centers LP
4.40%, 02/01/47 (Call 08/01/46)	327	257,494
4.65%, 03/15/49 (Call 09/15/48)	154	124,309
Simon Property Group LP
3.25%, 09/13/49 (Call 03/13/49)	743	494,569
3.80%, 07/15/50 (Call 01/15/50)	369	272,043
4.25%, 10/01/44 (Call 04/01/44)	181	143,706
4.25%, 11/30/46 (Call 05/30/46)	250	197,714
4.75%, 03/15/42 (Call 09/15/41)	315	272,121
6.75%, 02/01/40 (Call 11/01/39)	548	589,388
Trust Fibra Uno
6.39%, 01/15/50 (Call 07/28/49)(b)	430	324,338
6.95%, 01/30/44 (Call 07/30/43)(b)	445	351,609
UDR Inc.
1.90%, 03/15/33 (Call 12/15/32)	285	203,624
2.10%, 06/15/33 (Call 03/15/33)	188	136,382
3.10%, 11/01/34 (Call 08/01/34)	125	97,765
Ventas Realty LP
4.38%, 02/01/45 (Call 08/01/44)	105	82,885
4.88%, 04/15/49 (Call 10/15/48)	334	283,773
5.70%, 09/30/43 (Call 03/30/43)	204	187,984
VICI Properties LP, 5.63%, 05/15/52 (Call 11/15/51)	455	410,769
WEA Finance LLC, 4.63%, 09/20/48 (Call 03/20/48)(b)	310	214,125

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
WEA Finance LLC/Westfield UK & Europe Finance PLC,
4.75%, 09/17/44 (Call 03/17/44)(a)(b)	$287	$200,396
Welltower Inc.
4.95%, 09/01/48 (Call 03/01/48)	164	139,046
5.13%, 03/15/43 (Call 09/15/42)	170	146,006
6.50%, 03/15/41 (Call 09/15/40)	390	394,481
Weyerhaeuser Co.
3.38%, 03/09/33 (Call 12/09/32)(a)	210	176,581
4.00%, 03/09/52 (Call 09/09/51)(a)	295	227,722
6.88%, 12/15/33	412	444,929
WP Carey Inc., 2.25%, 04/01/33 (Call 01/01/33)	239	176,648
		18,775,685
Retail — 3.0%
7-Eleven Inc.
2.50%, 02/10/41 (Call 08/10/40)(b)	448	299,664
2.80%, 02/10/51 (Call 08/02/50)(a)(b)	704	439,114
Alimentation Couche-Tard Inc.
3.44%, 05/13/41 (Call 11/13/40)(b)	431	311,121
3.63%, 05/13/51 (Call 11/13/50)(b)	375	257,020
3.80%, 01/25/50 (Call 07/25/49)(b)	348	248,356
4.50%, 07/26/47 (Call 01/26/47)(a)(b)	355	282,604
CK Hutchison International 20 Ltd., 3.38%, 05/08/50 (Call 11/08/49)(a)(b)	330	234,792
CK Hutchison International 21 Ltd., 3.13%, 04/15/41 (Call 10/15/40)(a)(b)	185	136,432
Darden Restaurants Inc., 4.55%, 02/15/48 (Call 08/15/47)	179	138,197
Dick’s Sporting Goods Inc., 4.10%, 01/15/52 (Call 07/15/51)	445	301,652
Dollar General Corp.
4.13%, 04/03/50 (Call 10/03/49)	259	215,945
5.50%, 11/01/52 (Call 05/01/52)(a)	390	395,130
Dollar Tree Inc., 3.38%, 12/01/51 (Call 06/01/51)	163	111,564
Home Depot Inc. (The)
2.38%, 03/15/51 (Call 09/15/50)	832	518,337
2.75%, 09/15/51 (Call 03/15/51)	495	335,667
3.13%, 12/15/49 (Call 06/15/49)	859	628,808
3.30%, 04/15/40 (Call 10/15/39)	886	717,372
3.35%, 04/15/50 (Call 10/15/49)	840	637,179
3.50%, 09/15/56 (Call 03/15/56)	505	381,303
3.63%, 04/15/52 (Call 10/15/51)	910	721,853
3.90%, 06/15/47 (Call 12/15/46)	732	617,830
4.20%, 04/01/43 (Call 10/01/42)	619	554,317
4.25%, 04/01/46 (Call 10/01/45)(a)	1,144	1,013,554
4.40%, 03/15/45 (Call 09/15/44)	547	498,240
4.50%, 12/06/48 (Call 06/06/48)	896	827,836
4.88%, 02/15/44 (Call 08/15/43)	490	475,429
4.95%, 09/15/52 (Call 03/15/52)(a)	560	554,175
5.40%, 09/15/40 (Call 03/15/40)(a)	367	381,532
5.88%, 12/16/36	1,727	1,876,668
5.95%, 04/01/41 (Call 10/01/40)	562	614,450
Kohl’s Corp., 5.55%, 07/17/45 (Call 01/17/45)	180	119,121
Lowe’s Companies Inc.
2.80%, 09/15/41 (Call 03/15/41)	665	469,671
3.00%, 10/15/50 (Call 04/15/50)	1,014	680,816
3.50%, 04/01/51 (Call 10/01/50)(a)	391	281,610
3.70%, 04/15/46 (Call 10/15/45)	809	619,878
4.05%, 05/03/47 (Call 11/03/46)	947	763,072
4.25%, 04/01/52 (Call 10/01/51)	940	767,280
4.38%, 09/15/45 (Call 03/15/45)	359	299,164
4.45%, 04/01/62 (Call 10/01/61)	735	594,116
4.55%, 04/05/49 (Call 10/05/48)	412	353,073

Security	Par (000)	Value

Retail (continued)
4.65%, 04/15/42 (Call 10/15/41)(a)	$439	$394,094
5.00%, 04/15/40 (Call 10/15/39)	415	391,015
5.00%, 09/15/43 (Call 03/15/43)(a)	30	27,675
5.13%, 04/15/50 (Call 10/15/49)	235	220,509
5.50%, 10/15/35(a)	325	327,557
5.63%, 04/15/53 (Call 10/15/52)	990	990,443
5.80%, 10/15/36	100	98,871
5.80%, 09/15/62 (Call 03/15/62)	515	510,316
McDonald’s Corp.
3.63%, 05/01/43	306	242,955
3.63%, 09/01/49 (Call 03/01/49)	928	719,479
3.70%, 02/15/42	408	331,395
4.20%, 04/01/50 (Call 10/01/49)(a)	454	387,954
4.45%, 03/01/47 (Call 09/01/46)	715	635,872
4.45%, 09/01/48 (Call 03/01/48)	616	546,697
4.60%, 05/26/45 (Call 11/26/44)	478	433,084
4.70%, 12/09/35 (Call 06/09/35)	171	165,701
4.88%, 07/15/40	324	307,248
4.88%, 12/09/45 (Call 06/09/45)	1,026	964,379
5.15%, 09/09/52 (Call 03/09/52)	145	143,098
5.70%, 02/01/39	361	375,362
6.30%, 10/15/37	543	602,753
6.30%, 03/01/38	497	547,514
Starbucks Corp.
3.35%, 03/12/50 (Call 09/12/49)	301	218,602
3.50%, 11/15/50 (Call 05/15/50)(a)	821	615,209
3.75%, 12/01/47 (Call 06/01/47)	375	293,776
4.30%, 06/15/45 (Call 12/15/44)(a)	242	209,643
4.45%, 08/15/49 (Call 02/15/49)	568	497,874
4.50%, 11/15/48 (Call 05/15/48)	635	560,046
Target Corp.
2.95%, 01/15/52 (Call 07/15/51)	610	430,899
3.63%, 04/15/46	302	241,724
3.90%, 11/15/47 (Call 05/15/47)	308	257,436
4.00%, 07/01/42	470	413,825
6.50%, 10/15/37	455	513,301
7.00%, 01/15/38	555	656,349
Tiffany & Co., 4.90%, 10/01/44 (Call 04/01/44)	258	231,763
TJX Companies Inc. (The), 4.50%, 04/15/50 (Call 10/15/49)	364	333,275
Walgreen Co., 4.40%, 09/15/42	50	39,126
Walgreens Boots Alliance Inc.
4.10%, 04/15/50 (Call 10/15/49)(a)	1,000	751,329
4.65%, 06/01/46 (Call 12/01/45)(a)	100	80,700
Walmart Inc.
2.50%, 09/22/41 (Call 03/22/41)	915	683,228
2.65%, 09/22/51 (Call 03/22/51)(a)	1,785	1,260,069
2.95%, 09/24/49 (Call 03/24/49)	335	250,523
3.63%, 12/15/47 (Call 06/15/47)	80	67,795
3.95%, 06/28/38 (Call 12/28/37)	580	538,907
4.00%, 04/11/43 (Call 10/11/42)(a)	200	180,409
4.05%, 06/29/48 (Call 12/29/47)	890	805,339
4.30%, 04/22/44 (Call 10/22/43)(a)	245	228,061
4.50%, 09/09/52 (Call 03/09/52)	145	141,066
4.88%, 07/08/40	200	199,074
5.00%, 10/25/40	300	306,620
5.25%, 09/01/35	1,165	1,242,111
5.63%, 04/01/40(a)	365	396,981
5.63%, 04/15/41	40	43,780
6.20%, 04/15/38	390	450,706

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
6.50%, 08/15/37	$185	$222,206
		42,399,665
Semiconductors — 2.4%
Advanced Micro Devices Inc., 4.39%, 06/01/52
(Call 12/01/51)(a)	315	279,307
Analog Devices Inc.
2.80%, 10/01/41 (Call 04/01/41)(a)	510	383,866
2.95%, 10/01/51 (Call 04/01/51)	693	493,532
5.30%, 12/15/45 (Call 06/15/45)(a)	275	278,309
Applied Materials Inc.
2.75%, 06/01/50 (Call 12/01/49)	271	190,601
4.35%, 04/01/47 (Call 10/01/46)(a)	607	558,830
5.10%, 10/01/35 (Call 04/01/35)	294	301,579
5.85%, 06/15/41	438	482,446
Broadcom Inc.
2.60%, 02/15/33 (Call 11/15/32)(b)	1,127	851,573
3.14%, 11/15/35 (Call 08/15/35)(b)	1,983	1,469,560
3.19%, 11/15/36 (Call 08/15/36)(b)	1,800	1,310,961
3.42%, 04/15/33 (Call 01/15/33)(b)	1,480	1,202,545
3.47%, 04/15/34 (Call 01/15/34)(b)	1,917	1,521,927
3.50%, 02/15/41 (Call 08/15/40)(b)	1,599	1,156,617
3.75%, 02/15/51 (Call 08/15/50)(a)(b)	1,033	728,997
4.93%, 05/15/37 (Call 02/15/37)(a)(b)	1,465	1,285,527
Intel Corp.
2.80%, 08/12/41 (Call 02/12/41)	510	362,062
3.05%, 08/12/51 (Call 02/12/51)	740	502,921
3.10%, 02/15/60 (Call 08/15/59)	758	486,237
3.20%, 08/12/61 (Call 02/12/61)	210	136,886
3.25%, 11/15/49 (Call 05/15/49)	1,131	793,567
3.73%, 12/08/47 (Call 06/08/47)	1,265	971,710
4.00%, 12/15/32(a)	109	101,797
4.10%, 05/19/46 (Call 11/19/45)	745	617,652
4.10%, 05/11/47 (Call 11/11/46)	589	483,982
4.25%, 12/15/42	385	331,712
4.60%, 03/25/40 (Call 09/25/39)	369	340,982
4.75%, 03/25/50 (Call 09/25/49)	1,358	1,221,572
4.80%, 10/01/41(a)	473	442,671
4.90%, 07/29/45 (Call 01/29/45)(a)	466	437,460
4.90%, 08/05/52 (Call 02/05/52)	980	894,427
4.95%, 03/25/60 (Call 09/25/59)(a)	643	582,954
5.05%, 08/05/62 (Call 02/05/62)	485	440,642
KLA Corp.
3.30%, 03/01/50 (Call 08/28/49)	414	310,126
4.95%, 07/15/52 (Call 01/15/52)	775	746,567
5.00%, 03/15/49 (Call 09/15/48)	161	154,254
5.25%, 07/15/62 (Call 01/15/62)	495	498,653
5.65%, 11/01/34 (Call 07/01/34)	154	156,501
Lam Research Corp.
2.88%, 06/15/50 (Call 12/15/49)	448	313,686
3.13%, 06/15/60 (Call 12/15/59)	253	170,734
4.88%, 03/15/49 (Call 09/15/48)(a)	499	484,434
Micron Technology Inc.
3.37%, 11/01/41 (Call 05/01/41)	210	146,276
3.48%, 11/01/51 (Call 05/01/51)	335	222,156
NVIDIA Corp.
3.50%, 04/01/40 (Call 10/01/39)	635	528,735
3.50%, 04/01/50 (Call 10/01/49)	1,211	938,623
3.70%, 04/01/60 (Call 10/01/59)	363	274,945
NXP BV/NXP Funding LLC/NXP USA Inc.
3.13%, 02/15/42 (Call 08/15/41)	455	313,605

Security	Par (000)	Value

Semiconductors (continued)
3.25%, 05/11/41 (Call 11/11/40)	$652	$466,519
3.25%, 11/30/51 (Call 05/30/51)	375	239,747
5.00%, 01/15/33 (Call 10/15/32)	275	261,452
QUALCOMM Inc.
3.25%, 05/20/50 (Call 11/20/49)(a)	312	232,094
4.30%, 05/20/47 (Call 11/20/46)(a)	853	748,415
4.50%, 05/20/52 (Call 11/20/51)	620	550,248
4.65%, 05/20/35 (Call 11/20/34)(a)	291	283,005
4.80%, 05/20/45 (Call 11/20/44)(a)	944	904,971
6.00%, 05/20/53 (Call 11/20/52)	745	810,767
Texas Instruments Inc.
2.70%, 09/15/51 (Call 03/15/51)(a)	310	216,472
3.88%, 03/15/39 (Call 09/15/38)	469	419,138
4.10%, 08/16/52 (Call 02/16/52)(a)	415	370,610
4.15%, 05/15/48 (Call 11/15/47)(a)	856	759,320
TSMC Arizona Corp.
3.13%, 10/25/41 (Call 04/25/41)(a)	215	164,619
3.25%, 10/25/51 (Call 04/25/51)(a)	730	529,048
4.50%, 04/22/52 (Call 10/22/51)(a)	695	640,226
		34,501,357
Software — 2.7%
Activision Blizzard Inc.
2.50%, 09/15/50 (Call 03/15/50)	666	421,707
4.50%, 06/15/47 (Call 12/15/46)	234	209,944
Electronic Arts Inc., 2.95%, 02/15/51 (Call 08/15/50)	163	110,895
Fidelity National Information Services Inc.
3.10%, 03/01/41 (Call 09/01/40)	233	163,609
4.50%, 08/15/46 (Call 02/15/46)	140	111,054
5.63%, 07/15/52 (Call 01/15/52)(a)	375	350,846
Series 30Y, 4.75%, 05/15/48 (Call 11/15/47)	272	221,332
Fiserv Inc., 4.40%, 07/01/49 (Call 01/01/49)	1,203	991,523
Microsoft Corp.
2.53%, 06/01/50 (Call 12/01/49)	3,682	2,535,750
2.68%, 06/01/60 (Call 12/01/59)	2,306	1,558,454
2.92%, 03/17/52 (Call 09/17/51)	3,628	2,691,451
3.04%, 03/17/62 (Call 09/17/61)	1,391	1,011,501
3.45%, 08/08/36 (Call 02/08/36)	970	883,111
3.50%, 02/12/35 (Call 08/12/34)(a)	907	843,166
3.50%, 11/15/42	412	355,810
3.70%, 08/08/46 (Call 02/08/46)	1,154	1,023,023
3.75%, 02/12/45 (Call 08/12/44)(a)	357	314,685
3.95%, 08/08/56 (Call 02/08/56)	191	167,247
4.00%, 02/12/55 (Call 08/12/54)	50	45,019
4.10%, 02/06/37 (Call 08/06/36)	466	451,166
4.20%, 11/03/35 (Call 05/03/35)	420	415,276
4.25%, 02/06/47 (Call 08/06/46)(a)	799	767,918
4.45%, 11/03/45 (Call 05/03/45)	85	84,235
4.50%, 10/01/40	525	522,967
4.50%, 02/06/57 (Call 08/06/56)	460	442,793
4.75%, 11/03/55 (Call 05/03/55)(a)	100	100,069
5.20%, 06/01/39	80	86,447
5.30%, 02/08/41	410	444,754
Oracle Corp.
3.60%, 04/01/40 (Call 10/01/39)	1,661	1,247,383
3.60%, 04/01/50 (Call 10/01/49)	2,587	1,799,740
3.65%, 03/25/41 (Call 09/25/40)	1,434	1,065,613
3.80%, 11/15/37 (Call 05/15/37)	999	791,144
3.85%, 07/15/36 (Call 01/15/36)	608	496,504
3.85%, 04/01/60 (Call 10/01/59)	2,013	1,357,553
3.90%, 05/15/35 (Call 11/15/34)	553	462,264

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
3.95%, 03/25/51 (Call 09/25/50)	$1,810	$1,324,505
4.00%, 07/15/46 (Call 01/15/46)	1,953	1,443,170
4.00%, 11/15/47 (Call 05/15/47)	1,408	1,041,350
4.10%, 03/25/61 (Call 09/25/60)	979	696,368
4.13%, 05/15/45 (Call 11/15/44)	1,276	974,287
4.30%, 07/08/34 (Call 01/08/34)	928	822,083
4.38%, 05/15/55 (Call 11/15/54)	744	565,677
4.50%, 07/08/44 (Call 01/08/44)	503	410,083
5.38%, 07/15/40	1,505	1,390,544
6.13%, 07/08/39	852	850,353
6.50%, 04/15/38	871	904,575
6.90%, 11/09/52	1,200	1,329,089
salesforce.com Inc.
2.70%, 07/15/41 (Call 01/15/41)	739	545,501
2.90%, 07/15/51 (Call 01/15/51)(a)	1,504	1,044,564
3.05%, 07/15/61 (Call 01/15/61)	785	526,368
		38,414,470
Telecommunications — 6.1%
America Movil SAB de CV
4.38%, 07/16/42	442	376,823
4.38%, 04/22/49 (Call 10/22/48)(a)	759	646,067
6.13%, 11/15/37	226	235,387
6.13%, 03/30/40	1,201	1,243,876
6.38%, 03/01/35	801	865,953
AT&T Inc.
2.55%, 12/01/33 (Call 09/01/33)	2,181	1,713,418
3.10%, 02/01/43 (Call 08/01/42)(a)	150	107,138
3.30%, 02/01/52 (Call 08/01/51)(a)	575	398,986
3.50%, 06/01/41 (Call 12/01/40)	1,492	1,140,009
3.50%, 09/15/53 (Call 03/15/53)	4,678	3,303,225
3.50%, 02/01/61 (Call 08/01/60)(a)	280	191,117
3.55%, 09/15/55 (Call 03/15/55)	4,521	3,171,069
3.65%, 06/01/51 (Call 12/01/50)	1,900	1,391,518
3.65%, 09/15/59 (Call 03/15/59)	3,930	2,729,749
3.80%, 12/01/57 (Call 06/01/57)	3,546	2,574,282
3.85%, 06/01/60 (Call 12/01/59)	973	709,841
4.30%, 12/15/42 (Call 06/15/42)	728	608,855
4.35%, 06/15/45 (Call 12/15/44)(a)	760	628,588
4.50%, 05/15/35 (Call 11/15/34)	1,424	1,304,913
4.50%, 03/09/48 (Call 09/09/47)	1,185	987,767
4.55%, 03/09/49 (Call 09/09/48)	759	639,143
4.65%, 06/01/44 (Call 12/01/43)	310	269,016
4.75%, 05/15/46 (Call 11/15/45)(a)	1,379	1,199,334
4.80%, 06/15/44 (Call 12/15/43)	195	171,680
4.85%, 03/01/39 (Call 09/01/38)	601	550,702
4.85%, 07/15/45 (Call 01/15/45)(a)	133	116,010
4.90%, 08/15/37 (Call 02/14/37)	414	386,047
5.15%, 03/15/42	319	295,102
5.15%, 11/15/46 (Call 05/15/46)	545	503,171
5.15%, 02/15/50 (Call 08/14/49)	447	411,097
5.25%, 03/01/37 (Call 09/01/36)(a)	456	445,080
5.35%, 09/01/40	458	436,304
5.45%, 03/01/47 (Call 09/01/46)	265	255,895
5.55%, 08/15/41(a)	47	46,245
5.65%, 02/15/47 (Call 08/15/46)(a)	330	328,604
5.70%, 03/01/57 (Call 09/01/56)	295	292,556
6.00%, 08/15/40 (Call 05/15/40)(a)	305	310,419
6.15%, 09/15/34	65	66,832
6.30%, 01/15/38	65	68,823
6.38%, 03/01/41	185	198,430

Security	Par (000)	Value

Telecommunications (continued)
6.55%, 02/15/39	$360	$388,077
Bell Canada, Series US-6, 3.20%, 02/15/52 (Call 08/15/51)(a)	436	296,314
Bell Telephone Co. of Canada or Bell Canada (The)
3.65%, 08/15/52 (Call 02/15/52)	410	302,828
4.30%, 07/29/49 (Call 01/29/49)	417	344,762
4.46%, 04/01/48 (Call 10/01/47)	715	614,998
Series US-4, 3.65%, 03/17/51 (Call 09/17/50)	394	289,756
British Telecommunications PLC, 4.25%, 11/08/49 (Call 05/08/49)(b)	251	185,653
Cisco Systems Inc.
5.50%, 01/15/40	1,349	1,417,389
5.90%, 02/15/39	1,261	1,378,196
Corning Inc.
3.90%, 11/15/49 (Call 05/15/49)	216	159,913
4.38%, 11/15/57 (Call 05/15/57)	438	345,463
4.70%, 03/15/37	275	252,323
4.75%, 03/15/42(a)	376	341,182
5.35%, 11/15/48 (Call 05/15/48)(a)	342	319,244
5.45%, 11/15/79 (Call 05/19/79)	674	598,901
5.75%, 08/15/40	315	319,497
5.85%, 11/15/68 (Call 05/15/68)	119	109,949
7.25%, 08/15/36 (Call 08/15/26)	260	274,700
Deutsche Telekom AG, 3.63%, 01/21/50 (Call 07/21/49)(b)	586	426,863
Deutsche Telekom International Finance BV 4.75%, 06/21/38 (Call 12/21/37)(b)	329	301,415
4.88%, 03/06/42(b)	602	544,400
Juniper Networks Inc., 5.95%, 03/15/41	356	324,830
Motorola Solutions Inc., 5.50%, 09/01/44	207	186,949
Ooredoo International Finance Ltd., 4.50%, 01/31/43(b)	368	345,685
Orange SA
5.38%, 01/13/42	750	737,450
5.50%, 02/06/44 (Call 08/06/43)	434	431,154
Rogers Communications Inc.
3.70%, 11/15/49 (Call 05/15/49)(a)	521	368,662
4.30%, 02/15/48 (Call 08/15/47)	501	389,319
4.35%, 05/01/49 (Call 11/01/48)(a)	891	694,435
4.50%, 03/15/42 (Call 09/15/41)(b)	380	319,929
4.50%, 03/15/43 (Call 09/15/42)	324	266,273
4.55%, 03/15/52 (Call 09/15/51)(b)	1,050	854,641
5.00%, 03/15/44 (Call 09/15/43)(a)	638	555,903
5.45%, 10/01/43 (Call 04/01/43)(a)	426	395,439
7.50%, 08/15/38	410	465,804
SES Global Americas Holdings Inc., 5.30%, 03/25/44(a)(b)	259	202,214
SES SA, 5.30%, 04/04/43(b)	155	120,476
Telefonica Emisiones SA
4.67%, 03/06/38	234	190,533
4.90%, 03/06/48	880	687,265
5.21%, 03/08/47	1,239	1,012,376
5.52%, 03/01/49 (Call 09/01/48)	635	543,066
7.05%, 06/20/36	1,658	1,738,749
TELUS Corp.
4.30%, 06/15/49 (Call 12/15/48)	180	148,731
4.60%, 11/16/48 (Call 05/16/48)	553	474,675
T-Mobile USA Inc.
3.00%, 02/15/41 (Call 08/15/40)(a)	1,771	1,288,093
3.30%, 02/15/51 (Call 08/15/50)	1,800	1,249,790
3.40%, 10/15/52 (Call 04/15/52)(a)	1,720	1,201,640
3.60%, 11/15/60 (Call 05/15/60)	860	596,079
4.38%, 04/15/40 (Call 10/15/39)	1,307	1,136,828

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
4.50%, 04/15/50 (Call 10/15/49)	$1,847	$1,560,128
5.65%, 01/15/53 (Call 07/15/52)	705	706,976
5.80%, 09/15/62 (Call 03/15/62)	575	573,347
Verizon Communications Inc.
2.65%, 11/20/40 (Call 05/20/40)	1,856	1,284,803
2.85%, 09/03/41 (Call 03/03/41)	720	511,977
2.88%, 11/20/50 (Call 05/20/50)	1,664	1,071,187
2.99%, 10/30/56 (Call 04/30/56)	2,169	1,368,190
3.00%, 11/20/60 (Call 05/20/60).	1,188	732,737
3.40%, 03/22/41 (Call 09/22/40)	2,144	1,645,682
3.55%, 03/22/51 (Call 09/22/50)(a)	2,671	1,976,455
3.70%, 03/22/61 (Call 09/22/60)(a)	2,053	1,474,225
3.85%, 11/01/42 (Call 05/01/42)	522	421,693
3.88%, 03/01/52 (Call 09/01/51)	680	527,880
4.00%, 03/22/50 (Call 09/22/49)	792	637,264
4.13%, 08/15/46	660	539,133
4.27%, 01/15/36	1,027	916,208
4.40%, 11/01/34 (Call 05/01/34)	952	878,906
4.50%, 08/10/33	1,172	1,110,679
4.52%, 09/15/48	757	656,383
4.67%, 03/15/55	427	376,993
4.75%, 11/01/41(a)	390	356,044
4.81%, 03/15/39(a)	725	672,503
4.86%, 08/21/46	1,473	1,344,750
5.01%, 04/15/49	415	386,541
5.01%, 08/21/54	120	111,393
5.25%, 03/16/37	617	613,586
5.50%, 03/16/47	300	297,203
5.85%, 09/15/35(a)	440	448,645
6.40%, 09/15/33	60	64,958
6.55%, 09/15/43	272	304,076
Vodafone Group PLC
4.25%, 09/17/50(a)	900	710,293
4.38%, 02/19/43	830	682,470
4.88%, 06/19/49	1,081	921,722
5.00%, 05/30/38	607	562,104
5.13%, 06/19/59	242	209,958
5.25%, 05/30/48(a)	1,918	1,722,489
6.15%, 02/27/37	1,151	1,169,757
6.25%, 11/30/32(a)	275	289,595
Xiaomi Best Time International Ltd., 4.10%, 07/14/51 (Call 01/14/51)(b)	210	115,282
		87,412,097
Toys, Games & Hobbies — 0.0%
Hasbro Inc.
5.10%, 05/15/44 (Call 11/15/43)	197	167,960
6.35%, 03/15/40	402	392,973
		560,933
Transportation — 3.4%
Burlington Northern Santa Fe LLC
2.88%, 06/15/52 (Call 12/15/51)	390	270,689
3.05%, 02/15/51 (Call 08/15/50)	347	247,499
3.30%, 09/15/51 (Call 03/15/51)	486	363,251
3.55%, 02/15/50 (Call 08/15/49)	485	383,412
3.90%, 08/01/46 (Call 02/01/46)	502	418,784
4.05%, 06/15/48 (Call 12/15/47)	418	359,410
4.13%, 06/15/47 (Call 12/15/46)	450	391,916
4.15%, 04/01/45 (Call 10/01/44)	448	392,172
4.15%, 12/15/48 (Call 06/15/48)	427	371,285
4.38%, 09/01/42 (Call 03/01/42)	375	342,266
Security	Par (000)	Value

Transportation (continued)
4.40%, 03/15/42 (Call 09/15/41)	$338	$308,636
4.45%, 03/15/43 (Call 09/15/42)	458	420,437
4.45%, 01/15/53 (Call 07/15/52)	510	466,792
4.55%, 09/01/44 (Call 03/01/44)	463	426,942
4.70%, 09/01/45 (Call 03/01/45)	390	366,366
4.90%, 04/01/44 (Call 10/01/43)	645	624,305
4.95%, 09/15/41 (Call 03/15/41)	193	187,088
5.05%, 03/01/41 (Call 09/01/40)	333	329,257
5.15%, 09/01/43 (Call 03/01/43)	426	427,397
5.40%, 06/01/41 (Call 12/01/40)	477	489,219
5.75%, 05/01/40 (Call 11/01/39)	549	585,540
6.15%, 05/01/37	600	664,624
6.20%, 08/15/36	220	242,186
Canadian National Railway Co.
2.45%, 05/01/50 (Call 11/01/49)	255	162,152
3.20%, 08/02/46 (Call 02/02/46)	347	255,797
3.50%, 11/15/42 (Call 05/15/42)	185	140,704
3.65%, 02/03/48 (Call 08/03/47)	403	326,729
4.40%, 08/05/52 (Call 02/05/52)	640	578,825
4.45%, 01/20/49 (Call 07/20/48)	361	325,215
4.50%, 11/07/43 (Call 05/07/43)	100	86,498
6.20%, 06/01/36	325	354,869
6.25%, 08/01/34	350	385,774
6.38%, 11/15/37	226	249,606
6.71%, 07/15/36	167	185,654
Canadian Pacific Railway Co.
3.00%, 12/02/41 (Call 06/02/41)	506	380,877
3.10%, 12/02/51 (Call 06/02/51)	1,080	759,305
4.80%, 09/15/35 (Call 03/15/35)	136	129,408
4.80%, 08/01/45 (Call 02/01/45)	421	387,275
5.75%, 03/15/33	210	213,334
5.75%, 01/15/42	395	396,661
5.95%, 05/15/37	526	547,540
6.13%, 09/15/2115 (Call 03/15/2115)	384	388,255
CSX Corp.
2.50%, 05/15/51 (Call 11/15/50)	288	179,791
3.35%, 09/15/49 (Call 03/15/49)	370	272,758
3.80%, 11/01/46 (Call 05/01/46)	478	383,095
3.80%, 04/15/50 (Call 10/15/49)	362	284,479
3.95%, 05/01/50 (Call 11/01/49)	357	291,306
4.10%, 03/15/44 (Call 09/15/43)	457	391,389
4.25%, 11/01/66 (Call 05/01/66)	318	252,233
4.30%, 03/01/48 (Call 09/01/47)	477	415,230
4.40%, 03/01/43 (Call 09/01/42)	77	67,615
4.50%, 03/15/49 (Call 09/15/48)	358	316,724
4.50%, 11/15/52 (Call 05/15/52)	530	473,481
4.50%, 08/01/54 (Call 02/01/54)	186	161,017
4.65%, 03/01/68 (Call 09/01/67)	410	353,817
4.75%, 05/30/42 (Call 11/30/41)	571	529,670
4.75%, 11/15/48 (Call 05/15/48)	349	319,325
5.50%, 04/15/41 (Call 10/15/40)	297	303,083
6.00%,10/01/36	334	354,338
6.15%,05/01/37	411	444,689
6.22%, 04/30/40(a)	404	445,191

Empresa de los Ferrocarriles del Estado
3.07%, 08/18/50 (Call 02/18/50)(b)	295	179,803
3.83%, 09/14/61 (Call 03/14/61)(a)(b)	320	210,282
Empresa de Transporte de Pasajeros Metro SA
3.69%, 09/13/61 (Call 03/13/61)(b)	315	198,828
4.70%, 05/07/50 (Call 11/07/49)(b)	558	439,811

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
5.00%, 01/25/47 (Call 07/25/46)(b)	$282	$226,118
FedEx Corp.
3.25%, 05/15/41 (Call 11/15/40)	422	305,962
3.88%, 08/01/42	337	264,025
3.90%, 02/01/35	99	84,973
4.05%, 02/15/48 (Call 08/15/47)	574	439,661
4.10%, 04/15/43	342	269,880
4.10%, 02/01/45	396	309,977
4.40%, 01/15/47 (Call 07/15/46)	430	345,772
4.50%, 02/01/65(a)	224	168,286
4.55%, 04/01/46 (Call 10/01/45)	713	585,028
4.75%, 11/15/45 (Call 05/15/45)	697	603,516
4.90%, 01/15/34	50	47,728
4.95%, 10/17/48 (Call 04/17/48)	516	451,191
5.10%, 01/15/44	405	365,229
5.25%, 05/15/50 (Call 11/15/49)(a)	662	610,771
Kansas City Southern
3.50%, 05/01/50 (Call 11/01/49)	530	385,276
4.20%, 11/15/69 (Call 05/15/69)	286	216,192
4.30%, 05/15/43 (Call 11/15/42)	251	211,241
4.70%, 05/01/48 (Call 11/01/47)	312	275,711
4.95%, 08/15/45 (Call 02/15/45)	262	239,680
Norfolk Southern Corp.
2.90%, 08/25/51 (Call 02/25/51)	371	246,590
3.05%, 05/15/50 (Call 11/15/49)(a)	508	349,228
3.16%, 05/15/55 (Call 11/15/54)	535	363,801
3.40%, 11/01/49 (Call 05/01/49)	217	160,590
3.70%, 03/15/53 (Call 09/15/52)	445	339,246
3.94%, 11/01/47 (Call 05/01/47)	496	406,472
3.95%, 10/01/42 (Call 04/01/42)	385	322,646
4.05%, 08/15/52 (Call 02/15/52)	479	395,808
4.10%, 05/15/49 (Call 11/15/48).	304	250,541
4.10%, 05/15/2121 (Call 11/15/2120)	275	195,633
4.15%, 02/28/48 (Call 08/28/47)	455	380,869
4.45%, 06/15/45 (Call 12/15/44)	445	389,991
4.55%, 06/01/53 (Call 12/01/52)	540	479,499
4.65%, 01/15/46 (Call 07/15/45)	361	324,850
4.80%, 08/15/43 (Call 02/15/43)	25	22,231
4.84%, 10/01/41	395	370,102
5.10%, 08/01/2118 (Call 02/01/2118)	5	4,180
Pelabuhan Indonesia Persero PT, 5.38%, 05/05/45(b)	315	284,852
Polar Tankers Inc., 5.95%, 05/10/37(a)(b)	504	518,261
TTX Co.
3.90%, 02/01/45 (Call 08/01/44)(b)	240	192,182
4.20%, 07/01/46 (Call 01/01/46)(b)	280	235,797
4.60%, 02/01/49 (Call 08/01/48)(b)	255	226,416
Union Pacific Corp.
2.89%, 04/06/36 (Call 01/06/36)(a)	260	209,774
2.95%, 03/10/52 (Call 09/10/51)	255	177,948
2.97%, 09/16/62 (Call 03/16/62)	670	441,997
3.20%, 05/20/41 (Call 11/20/40)(a)	580	459,627
3.25%, 02/05/50 (Call 08/05/49)	1,127	840,521
3.35%, 08/15/46 (Call 02/15/46)	234	173,583
3.38%, 02/01/35 (Call 08/01/34)	346	296,582
3.38%, 02/14/42 (Call 08/14/41)	365	295,551
3.50%, 02/14/53 (Call 08/14/52)	730	568,301
3.55%, 08/15/39 (Call 02/15/39)	327	275,150
3.55%, 05/20/61 (Call 11/20/60)	380	282,001
3.60%, 09/15/37 (Call 03/15/37)(a)	332	287,132
3.75%, 02/05/70 (Call 08/05/69)	460	342,183

Security	Par (000)	Value

Transportation (continued)
3.80%, 10/01/51 (Call 04/01/51)(a)	$693	$567,336
3.80%, 04/06/71 (Call 10/06/70)	571	431,191
3.84%, 03/20/60 (Call 09/20/59)	998	787,550
3.85%, 02/14/72 (Call 08/14/71)	355	268,092
3.88%, 02/01/55 (Call 08/01/54)	230	186,553
3.95%, 08/15/59 (Call 02/15/59)	295	236,086
4.00%, 04/15/47 (Call 10/15/46)	390	324,508
4.05%, 11/15/45 (Call 05/15/45)	331	278,857
4.05%, 03/01/46 (Call 09/01/45)	345	288,864
4.10%, 09/15/67 (Call 03/15/67)	154	125,016
4.30%, 03/01/49 (Call 09/01/48)	403	350,862
4.50%, 09/10/48 (Call 03/10/48)	310	278,779
4.95%, 09/09/52 (Call 03/09/52)	35	34,303
5.15%, 01/20/63 (Call 07/20/62)(a)	365	357,109
United Parcel Service Inc.
3.40%, 11/15/46 (Call 05/15/46).	305	236,684
3.40%, 09/01/49 (Call 03/01/49)(a)	337	266,843
3.63%, 10/01/42	260	218,432
3.75%, 11/15/47 (Call 05/15/47)	609	511,836
4.25%, 03/15/49 (Call 09/15/48)	448	403,609
4.88%, 11/15/40 (Call 05/15/40)	560	550,831
5.20%, 04/01/40 (Call 10/01/39)	201	204,803
5.30%, 04/01/50 (Call 10/01/49)(a)	612	649,280
6.20%, 01/15/38	1,151	1,300,429
		48,976,111
Trucking & Leasing — 0.0%
GATX Corp.
3.10%, 06/01/51 (Call 12/01/50)	294	180,797
4.50%, 03/30/45 (Call 09/30/44)	140	111,355
5.20%, 03/15/44 (Call 09/15/43)	174	153,224
		445,376
Water — 0.2%
American Water Capital Corp.
3.25%, 06/01/51 (Call 12/01/50)	250	181,913
3.45%, 05/01/50 (Call 11/01/49)	405	301,268
3.75%, 09/01/47 (Call 03/01/47)	424	334,305
4.00%, 12/01/46 (Call 06/01/46)	195	156,702
4.15%, 06/01/49 (Call 12/01/48)(a)	350	293,046
4.20%, 09/01/48 (Call 03/01/48)	474	400,447
4.30%, 12/01/42 (Call 06/01/42)	261	228,821
4.30%, 09/01/45 (Call 03/01/45)(a)	116	99,221
6.59%, 10/15/37	487	539,598
Essential Utilities Inc.
3.35%, 04/15/50 (Call 10/15/49)	371	256,020
4.28%, 05/01/49 (Call 11/01/48)	220	177,358
5.30%, 05/01/52 (Call 11/01/51)(a)	335	317,165
		3,285,864
Total Corporate Bonds & Notes — 98.1%
(Cost: $1,839,712,454)		1,397,157,381

Foreign Government Obligations(e)

South Korea — 0.0%
Korea Electric Power Corp., 5.13%, 04/23/34(a)(b)	400	396,699

Total Foreign Government Obligations — 0.0%
(Cost: $410,814)		396,699

Total Long-Term Investments — 98.1%
(Cost: $1,840,123,268)		1,397,554,080

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Short-Term Securities

Money Market Funds — 8.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.06%(f)(g)(h)	106,763	$106,773,297
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(f)(g)	11,080	11,080,000

Total Short-Term Securities — 8.3%
(Cost: $117,810,045)		117,853,297

Total Investments — 106.4%
(Cost: $1,957,933,313)		1,515,407,377
Liabilities in Excess of Other Assets — (6.4)%		(90,771,110)

Net Assets — 100.0%		$1,424,636,267

(a)	All or a portion of this security is on loan.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(d)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	U.S. dollar denominated security issued by foreign domiciled entity.

(f)	Affiliate of the Fund.

(g)	Annualized 7-day yield as of period end.

(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/22	Shares Held at 11/30/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$150,923,935	$—		$(44,132,441	)(a)	$(31,944)	$13,747	$106,773,297	106,763	$250,771	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,507,000	9,573,000	(a)	—		—	—	11,080,000	11,080	87,137		—
						$(31,944)	$13,747	$117,853,297		$337,908		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF
November 30, 2022

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes.	$—	$1,397,157,381	$—	$1,397,157,381
Foreign Government Obligations	—	396,699	—	396,699
Money Market Funds	117,853,297	—	—	117,853,297
	$117,853,297	$1,397,554,080	$—	$1,515,407,377

Portfolio Abbreviation

JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
PJSC	Public Joint Stock Company
SOFR	Secured Overnight Financing Rate